UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05635)

Exact name of registrant as specified in charter:	Putnam Diversified Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2018

Date of reporting period:	June 30, 2018

Item 1. Schedule of Investments:

Putnam Diversified Income Trust

The fund's portfolio
6/30/18 (Unaudited)

MORTGAGE-BACKED SECURITIES (36.2%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (17.5%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%), 17.451%, 4/15/37			$204,488	$276,791
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M3, (1 Month US LIBOR + 4.75%), 6.841%, 10/25/24			1,082,304	1,202,212
Ser. 4509, Class CI, IO, 6.00%, 9/15/45			26,128,647	6,192,464
Ser. 4077, Class IK, IO, 5.00%, 7/15/42			13,472,889	2,864,404
Ser. 4122, Class TI, IO, 4.50%, 10/15/42			9,200,233	2,103,771
Ser. 4000, Class PI, IO, 4.50%, 1/15/42			11,818,289	2,396,820
Ser. 4024, Class PI, IO, 4.50%, 12/15/41			15,133,883	2,872,699
Ser. 2775, Class OE, 4.50%, 11/15/38(i)			323,015	331,731
IFB Ser. 3919, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.50%), 4.427%, 9/15/41			17,476,343	2,620,183
IFB Ser. 4731, Class QS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 4.127%, 11/15/47			29,995,488	5,174,221
IFB Ser. 4678, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.027%, 4/15/47			15,609,132	3,041,127
IFB Ser. 4265, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.027%, 1/15/35			55,891,062	7,256,895
Ser. 4635, Class PI, IO, 4.00%, 12/15/46			34,282,131	6,812,202
Ser. 4193, Class PI, IO, 4.00%, 3/15/43			39,920,129	6,171,102
Ser. 4213, Class GI, IO, 4.00%, 11/15/41			34,564,642	4,859,443
Ser. 4020, Class IA, IO, 4.00%, 3/15/27			11,185,165	1,153,415
IFB Ser. 326, Class S2, IO, ((-1 x 1 Month US LIBOR) + 5.95%), 3.877%, 3/15/44			14,677,075	2,213,488
IFB Ser. 311, Class S1, IO, ((-1 x 1 Month US LIBOR) + 5.95%), 3.877%, 8/15/43			13,472,387	2,276,751
Ser. 4484, Class TI, IO, 3.50%, 11/15/44			16,251,543	3,094,733
Ser. 4105, Class HI, IO, 3.50%, 7/15/41			7,111,941	758,056
Ser. 4199, Class CI, IO, 3.50%, 12/15/37			31,976,611	2,262,186
Ser. 4165, Class TI, IO, 3.00%, 12/15/42			23,389,485	2,299,888
Ser. 4210, Class PI, IO, 3.00%, 12/15/41			13,500,979	882,351
FRB Ser. 57, Class 1AX, IO, 0.365%, 7/25/43(WAC)			10,696,265	115,402
Ser. 3314, PO, zero %, 11/15/36			20,963	20,397
Ser. 3326, Class WF, zero %, 10/15/35(WAC)			35,515	25,996
Ser. 1208, Class F, PO, zero %, 2/15/22			7,491	7,191

Federal Home Loan Mortgage Corporation Structures Agency Credit risk Debt FRN Ser. 15-HQ1, Class M3, (1 Month US LIBOR + 3.80%), 5.891%, 3/25/25			935,000	1,001,479

Federal National Mortgage Association
IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US LIBOR) + 24.57%), 16.899%, 3/25/36			593,445	849,273
IFB Ser. 05-83, Class QP, ((-2.6 x 1 Month US LIBOR) + 17.39%), 11.957%, 11/25/34			157,877	177,777
Connecticut Avenue Securities FRB Ser. 15-C01, Class 2M2, (1 Month US LIBOR + 4.55%), 6.641%, 2/25/25			4,185,180	4,546,482
Ser. 16-3, Class NI, IO, 6.00%, 2/25/46			20,339,969	4,948,564
Ser. 15-69, IO, 6.00%, 9/25/45			24,640,263	5,808,227
Ser. 15-58, Class KI, IO, 6.00%, 3/25/37			35,335,398	8,498,941
Ser. 399, Class 2, IO, 5.50%, 11/25/39			35,255	8,043
Ser. 374, Class 6, IO, 5.50%, 8/25/36			1,457,162	279,684
Ser. 12-151, Class IN, IO, 5.00%, 1/25/43			23,038,764	5,395,218
Ser. 378, Class 19, IO, 5.00%, 6/25/35			1,605,151	327,573
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (1 Month US LIBOR + 2.90%), 4.991%, 7/25/24			1,655,611	1,763,872
Ser. 12-127, Class BI, IO, 4.50%, 11/25/42			9,460,688	2,213,580
Ser. 12-30, Class HI, IO, 4.50%, 12/25/40			11,599,852	1,593,901
Ser. 404, Class 2, IO, 4.50%, 5/25/40			131,828	27,442
Ser. 366, Class 22, IO, 4.50%, 10/25/35			261,289	8,247
IFB Ser. 12-36, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.45%), 4.359%, 4/25/42			8,975,166	1,525,321
IFB Ser. 10-35, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.40%), 4.309%, 4/25/40			11,566,622	1,966,326
IFB Ser. 13-18, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 4.059%, 10/25/41			13,969,265	1,304,911
IFB Ser. 16-96, Class ST, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.009%, 12/25/46			71,207,302	9,612,985
IFB Ser. 16-82, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.009%, 11/25/46			90,124,662	12,130,572
IFB Ser. 16-62, Class GS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.009%, 9/25/46			50,252,852	6,638,904
Ser. 18-3, Class PI, IO, 4.00%, 2/25/48			32,717,061	6,298,034
Ser. 17-65, Class LI, IO, 4.00%, 8/25/47			20,787,085	3,514,265
Ser. 15-88, Class QI, IO, 4.00%, 10/25/44			12,793,737	2,376,851
Ser. 13-41, Class IP, IO, 4.00%, 5/25/43			22,495,650	3,543,065
Ser. 13-115, Class CI, IO, 4.00%, 2/25/43			17,156,743	1,929,866
Ser. 13-44, Class PI, IO, 4.00%, 1/25/43			8,499,729	1,308,549
Ser. 13-60, Class IP, IO, 4.00%, 10/25/42			9,864,347	1,772,623
Ser. 405, Class 2, IO, 4.00%, 10/25/40			151,781	32,332
Ser. 13-107, Class SB, IO, ((-1 x 1 Month US LIBOR) + 5.95%), 3.859%, 2/25/43			45,597,684	7,865,600
IFB Ser. 11-101, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.90%), 3.809%, 10/25/41			32,150,488	4,179,563
Ser. 16-70, Class QI, IO, 3.50%, 10/25/46			51,994,082	8,233,782
Ser. 13-18, Class IN, IO, 3.50%, 3/25/43			33,175,936	4,991,843
Ser. 13-70, Class CI, IO, 3.50%, 1/25/43			7,983,667	938,161
Ser. 13-49, Class IP, IO, 3.50%, 12/25/42			23,892,969	2,676,012
Ser. 13-40, Class YI, IO, 3.50%, 6/25/42			22,877,711	3,387,646
Ser. 12-123, Class DI, IO, 3.50%, 5/25/41			31,013,564	4,752,519
Ser. 12-151, Class PI, IO, 3.00%, 1/25/43			42,364,690	4,662,615
Ser. 12-145, Class TI, IO, 3.00%, 11/25/42			13,739,451	915,652
Ser. 13-35, Class IP, IO, 3.00%, 6/25/42			10,194,776	785,508
Ser. 13-35, Class PI, IO, 3.00%, 2/25/42			29,275,481	2,161,936
Ser. 13-53, Class JI, IO, 3.00%, 12/25/41			20,068,519	2,090,879
Ser. 13-30, Class IP, IO, 3.00%, 10/25/41			15,788,582	942,105
FRB Ser. 01-50, Class B1, IO, 0.388%, 10/25/41(WAC)			194,314	2,307
FRB Ser. 02-W8, Class 1, IO, 0.302%, 6/25/42(WAC)			7,125,148	84,611
Ser. 99-51, Class N, PO, zero %, 9/17/29			46,153	42,115

Federal National Mortgage Association Grantor Trust
Ser. 98-T2, Class A4, IO, 6.50%, 10/25/36			24,748	3,264
Ser. 00-T6, IO, 0.717%, 11/25/40(WAC)			4,817,466	102,371

Government National Mortgage Association
Ser. 17-104, Class MI, IO, 5.50%, 7/16/47			20,614,197	5,401,944
Ser. 17-79, Class IB, IO, 5.50%, 5/20/47			8,695,824	1,958,593
Ser. 17-52, Class DI, IO, 5.50%, 4/20/47			12,289,922	2,626,971
Ser. 18-37, IO, 5.00%, 3/20/48			28,096,703	6,462,242
Ser. 17-179, Class WI, IO, 5.00%, 12/20/47			13,808,107	3,279,425
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47			11,475,253	2,628,981
Ser. 16-126, Class PI, IO, 5.00%, 2/20/46			21,897,046	4,950,703
Ser. 15-167, Class MI, IO, 5.00%, 6/20/45			37,080,017	8,439,968
Ser. 14-132, IO, 5.00%, 9/20/44			14,879,116	3,283,354
Ser. 14-163, Class NI, IO, 5.00%, 2/20/44			15,719,767	3,178,741
Ser. 14-4, Class PI, IO, 5.00%, 12/16/43			9,527,379	1,996,272
Ser. 14-25, Class MI, IO, 5.00%, 11/20/43			10,809,356	2,136,577
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43			5,770,852	1,261,376
Ser. 13-6, Class IC, IO, 5.00%, 1/20/43			4,761,414	1,099,791
Ser. 12-146, IO, 5.00%, 12/20/42			10,333,053	2,336,200
Ser. 13-6, Class CI, IO, 5.00%, 12/20/42			3,430,250	696,101
Ser. 13-130, Class IB, IO, 5.00%, 12/20/40			3,450,254	218,951
Ser. 13-16, Class IB, IO, 5.00%, 10/20/40			1,084,856	95,586
Ser. 11-41, Class BI, IO, 5.00%, 5/20/40			2,992,265	203,553
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40			21,614,776	4,954,033
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40			13,058,271	2,943,595
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40			63,677,279	13,885,531
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39			39,359,789	8,960,650
Ser. 15-105, Class LI, IO, 5.00%, 10/20/39			20,121,551	4,510,045
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39			17,934,503	4,122,131
Ser. 17-160, Class AI, IO, 4.50%, 10/20/47			19,304,394	4,233,859
Ser. 16-17, Class IA, IO, 4.50%, 3/20/45			25,336,072	5,488,148
Ser. 13-182, Class IQ, IO, 4.50%, 12/16/43			16,012,871	3,342,687
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43			17,483,202	3,672,882
Ser. 13-183, Class JI, IO, 4.50%, 2/16/43			15,526,720	2,300,845
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42			4,070,660	672,147
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41			21,207,622	4,551,413
Ser. 11-140, Class BI, IO, 4.50%, 12/20/40			958,739	108,017
Ser. 13-167, IO, 4.50%, 9/20/40			7,590,114	1,679,483
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40			10,381,901	2,205,116
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40			29,577,121	6,388,066
Ser. 10-20, Class BI, IO, 4.50%, 2/16/40			20,497,547	4,414,966
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40			15,703,995	3,182,195
Ser. 14-71, Class PI, IO, 4.50%, 12/20/39			21,115,603	3,780,960
Ser. 10-168, Class PI, IO, 4.50%, 11/20/39			5,342,095	534,851
Ser. 10-158, Class IP, IO, 4.50%, 6/20/39			6,274,708	498,086
IFB Ser. 18-67, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 4.291%, 5/20/48			43,119,445	6,036,722
IFB Ser. 18-89, Class LS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 4.154%, 6/20/48			39,841,750	5,627,647
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 4.066%, 9/20/43			9,918,723	1,446,745
IFB Ser. 16-77, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 4.066%, 3/20/43			4,135,817	440,295
IFB Ser. 10-20, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 4.066%, 2/20/40			7,742,920	1,165,387
IFB Ser. 16-77, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.016%, 10/20/45			30,616,991	4,775,044
IFB Ser. 14-58, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.016%, 4/20/44			11,711,587	1,688,272
IFB Ser. 14-60, Class SE, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.016%, 4/20/44			17,094,072	2,454,640
IFB Ser. 14-46, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.016%, 3/20/44			18,864,160	2,716,739
IFB Ser. 13-182, Class SY, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.016%, 12/20/43			11,744,170	2,036,968
IFB Ser. 13-99, Class VS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.015%, 7/16/43			10,405,928	1,462,553
Ser. 16-138, Class DI, IO, 4.00%, 10/20/46			23,905,704	4,760,582
Ser. 15-89, Class IP, IO, 4.00%, 2/20/45			48,463,353	8,051,701
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44			28,641,728	5,244,874
Ser. 15-79, Class MI, IO, 4.00%, 5/20/44			10,951,107	1,822,811
Ser. 14-4, Class BI, IO, 4.00%, 1/20/44			14,679,162	3,167,268
Ser. 14-4, Class IC, IO, 4.00%, 1/20/44			13,135,769	2,499,360
Ser. 14-163, Class PI, IO, 4.00%, 10/20/43			13,607,802	1,700,893
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43			8,646,583	1,615,700
Ser. 13-27, Class IJ, IO, 4.00%, 2/20/43			9,499,313	1,853,886
Ser. 13-24, Class PI, IO, 4.00%, 11/20/42			5,165,460	895,581
Ser. 12-106, Class QI, IO, 4.00%, 7/20/42			16,241,032	2,747,901
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42			5,793,313	1,142,683
Ser. 12-8, Class PI, IO, 4.00%, 5/20/41			19,444,656	2,973,619
IFB Ser. 14-119, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.60%), 3.516%, 8/20/44			30,489,545	4,039,865
Ser. 18-21, Class AI, IO, 3.50%, 2/20/48			21,113,253	4,021,230
Ser. 17-139, Class IG, IO, 3.50%, 9/20/47			16,067,484	2,790,440
Ser. 16-156, Class PI, IO, 3.50%, 11/20/46			45,656,032	5,867,942
Ser. 16-79, IO, 3.50%, 6/20/46			31,444,180	5,502,732
Ser. 15-131, Class CI, IO, 3.50%, 9/20/45			31,814,104	5,612,056
Ser. 15-131, Class MI, IO, 3.50%, 9/20/45			50,003,891	8,750,681
Ser. 17-176, Class BI, IO, 3.50%, 5/20/45			42,163,016	6,621,457
Ser. 17-136, Class IG, IO, 3.50%, 2/20/44			22,264,781	2,722,315
Ser. 17-17, Class DI, IO, 3.50%, 9/20/43			17,116,842	2,282,793
Ser. 13-102, Class IP, IO, 3.50%, 6/20/43			11,188,875	1,436,651
Ser. 13-76, IO, 3.50%, 5/20/43			30,851,302	5,158,029
Ser. 15-168, Class IG, IO, 3.50%, 3/20/43			23,850,516	4,046,363
Ser. 13-28, IO, 3.50%, 2/20/43			8,496,486	1,463,969
Ser. 13-54, Class JI, IO, 3.50%, 2/20/43			19,680,471	3,437,195
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43			18,440,506	3,108,148
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42			13,455,890	2,230,179
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42			35,039,098	7,164,094
Ser. 12-128, Class IA, IO, 3.50%, 10/20/42			26,907,628	5,364,726
Ser. 12-92, Class AI, IO, 3.50%, 4/20/42			12,114,520	1,170,624
Ser. 14-62, Class CI, IO, 3.50%, 2/20/42			19,063,767	2,115,894
Ser. 13-37, Class LI, IO, 3.50%, 1/20/42			24,366,009	3,257,394
Ser. 15-131, Class BI, IO, 3.50%, 6/20/41			30,049,891	3,343,050
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40			35,676,832	4,700,958
Ser. 15-17, Class LI, IO, 3.50%, 5/16/40			25,528,020	2,606,411
Ser. 13-79, Class XI, IO, 3.50%, 11/20/39			29,487,493	3,971,205
Ser. 15-134, Class LI, IO, 3.50%, 5/20/39			19,259,008	1,781,458
Ser. 12-48, Class AI, IO, 3.50%, 2/20/36			10,629,558	964,952
Ser. 17-H16, Class JI, IO, 2.504%, 8/20/67(WAC)			45,269,965	6,564,145
Ser. 16-H16, Class EI, IO, 2.483%, 6/20/66(WAC)			45,274,871	5,328,853
Ser. 17-H16, IO, 2.423%, 8/20/67(WAC)			43,059,347	5,403,905
Ser. 17-H03, Class EI, IO, 2.37%, 1/20/67(WAC)			29,709,233	4,493,522
Ser. 16-H04, Class HI, IO, 2.365%, 7/20/65(WAC)			61,584,308	6,016,787
Ser. 17-H02, Class BI, IO, 2.348%, 1/20/67(WAC)			26,662,287	3,418,106
Ser. 17-H06, Class BI, IO, 2.271%, 2/20/67(WAC)			63,976,058	8,016,200
Ser. 17-H18, Class FI, IO, 2.211%, 9/20/67(WAC)			45,159,335	6,661,001
Ser. 17-H06, Class MI, IO, 2.106%, 2/20/67(WAC)			51,507,403	5,762,082
Ser. 15-H10, Class BI, IO, 2.106%, 4/20/65(WAC)			38,759,425	3,528,387
Ser. 16-H17, Class KI, IO, 2.105%, 7/20/66(WAC)			31,084,655	3,535,880
Ser. 17-H08, Class NI, IO, 2.098%, 3/20/67(WAC)			66,582,488	8,043,164
Ser. 18-H01, Class XI, IO, 2.079%, 1/20/68(WAC)			43,823,400	6,847,406
Ser. 17-H05, Class CI, IO, 2.075%, 2/20/67(WAC)			34,631,784	4,565,266
Ser. 17-H20, Class HI, IO, 2.073%, 10/20/67(WAC)			42,771,718	6,041,506
Ser. 18-H03, Class XI, IO, 2.045%, 2/20/68(WAC)			107,701,980	15,401,383
Ser. 15-H15, Class BI, IO, 2.015%, 6/20/65(WAC)			77,231,960	7,754,707
Ser. 18-H01, IO, 1.952%, 12/20/67(WAC)			30,153,385	4,361,627
Ser. 18-H02, Class HI, IO, 1.951%, 1/20/68(WAC)			74,836,149	10,944,787
Ser. 17-H12, Class QI, IO, 1.907%, 5/20/67(WAC)			57,563,802	7,131,407
Ser. 17-H11, Class TI, IO, 1.90%, 4/20/67(WAC)			35,220,122	4,508,915
Ser. 15-H12, Class AI, IO, 1.845%, 5/20/65(WAC)			86,934,633	8,006,245
Ser. 16-H22, Class AI, IO, 1.841%, 10/20/66(WAC)			53,312,615	6,367,819
Ser. 15-H23, Class DI, IO, 1.84%, 9/20/65(WAC)			42,054,357	4,057,867
Ser. 15-H18, Class BI, IO, 1.839%, 7/20/65(WAC)			46,954,194	4,704,811
Ser. 16-H23, Class NI, IO, 1.829%, 10/20/66(WAC)			116,952,625	14,478,735
Ser. 15-H15, Class AI, IO, 1.798%, 6/20/65(WAC)			49,386,628	4,415,164
Ser. 17-H11, Class DI, IO, 1.787%, 5/20/67(WAC)			33,403,356	3,883,140
FRB Ser. 15-H08, Class CI, IO, 1.787%, 3/20/65(WAC)			68,966,983	6,193,994
Ser. 17-H06, Class DI, IO, 1.765%, 2/20/67(WAC)			37,747,330	3,374,611
Ser. 18-H04, IO, 1.733%, 2/20/68(WAC)			54,322,742	7,941,442
Ser. 16-H24, Class JI, IO, 1.722%, 11/20/66(WAC)			24,724,981	3,121,529
Ser. 15-H23, Class BI, IO, 1.722%, 9/20/65(WAC)			78,188,727	6,732,049
Ser. 15-H03, Class CI, IO, 1.709%, 1/20/65(WAC)			74,683,036	6,503,922
Ser. 17-H09, IO, 1.704%, 4/20/67(WAC)			50,633,100	5,378,957
Ser. 14-H25, Class BI, IO, 1.676%, 12/20/64(WAC)			52,536,074	4,324,191
Ser. 16-H14, IO, 1.67%, 6/20/66(WAC)			55,878,984	3,941,425
Ser. 16-H27, Class EI, IO, 1.651%, 12/20/66(WAC)			44,568,328	4,612,198
Ser. 16-H12, Class AI, IO, 1.645%, 7/20/65(WAC)			58,285,272	4,881,625
Ser. 16-H18, IO, 1.641%, 8/20/66(WAC)			63,406,652	4,452,098
Ser. 17-H10, Class MI, IO, 1.601%, 4/20/67(WAC)			102,707,902	10,404,310
Ser. 15-H01, Class BI, IO, 1.558%, 1/20/65(WAC)			45,716,842	3,225,049
Ser. 16-H08, Class AI, IO, 1.554%, 8/20/65(WAC)			56,384,911	4,366,729
Ser. 17-H03, Class HI, IO, 1.549%, 1/20/67(WAC)			82,042,972	6,768,546
Ser. 15-H24, Class AI, IO, 1.503%, 9/20/65(WAC)			40,769,486	4,067,449
Ser. 15-H20, Class BI, IO, 1.496%, 8/20/65(WAC)			51,901,920	5,164,241
Ser. 14-H06, Class BI, IO, 1.478%, 2/20/64(WAC)			50,598,265	2,694,257
Ser. 12-H29, Class AI, IO, 1.462%, 10/20/62(WAC)			32,006,143	1,279,062
Ser. 12-H29, Class FI, IO, 1.462%, 10/20/62(WAC)			32,006,143	1,279,062
Ser. 16-H06, Class CI, IO, 1.192%, 2/20/66(WAC)			48,012,813	3,380,534
Ser. 06-36, Class OD, PO, zero %, 7/16/36			11,320	9,189
Ser. 06-64, PO, zero %, 4/16/34			—	—

				806,392,318
Commercial mortgage-backed securities (8.0%)

Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5, Class XW, IO, zero %, 2/10/51(WAC)			28,371,755	284

Banc of America Merrill Lynch Commercial Mortgage, Inc.
FRB Ser. 05-1, Class B, 5.688%, 11/10/42(WAC)			6,012,875	4,831,490
FRB Ser. 05-1, Class C, 5.688%, 11/10/42(WAC)			8,629,000	3,453,627

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.566%, 1/12/45(WAC)			5,417,000	4,983,640
Ser. 05-PWR7, Class D, 5.304%, 2/11/41(WAC)			4,190,000	4,151,705
Ser. 05-PWR7, Class C, 5.235%, 2/11/41(WAC)			4,945,000	5,019,175
Ser. 05-PWR7, Class B, 5.214%, 2/11/41(WAC)			5,226,004	5,252,134

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 07-T28, Class D, 5.799%, 9/11/42(WAC)			4,680,000	4,165,200
FRB Ser. 06-PW11, Class C, 5.283%, 3/11/39 (In default)(NON)(WAC)			8,260,000	826,000

CD Mortgage Trust 144A FRB Ser. 07-CD5, Class XS, IO, zero %, 11/15/44(WAC)			9,584,544	374

CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class E, 5.947%, 12/15/47(WAC)			13,980,000	13,542,073

Citigroup Commercial Mortgage Trust FRB Ser. 06-C4, Class B, 6.395%, 3/15/49(WAC)			46,384	46,177

Citigroup Commercial Mortgage Trust 144A FRB Ser. 14-GC21, Class D, 4.996%, 5/10/47(WAC)			7,280,000	6,360,980

COBALT CMBS Commercial Mortgage Trust FRB Ser. 07-C3, Class AJ, 6.015%, 5/15/46(WAC)			4,751,624	4,816,228

COMM Mortgage Trust 144A
FRB Ser. 12-CR3, Class E, 4.914%, 10/15/45(WAC)			8,233,000	6,942,560
FRB Ser. 14-CR18, Class D, 4.89%, 7/15/47(WAC)			6,091,000	5,427,538
FRB Ser. 13-CR9, Class D, 4.404%, 7/10/45(WAC)			5,143,000	4,272,301
Ser. 12-LC4, Class E, 4.25%, 12/10/44			10,009,000	8,019,951
Ser. 13-LC13, Class E, 3.719%, 8/10/46(WAC)			11,140,000	7,568,260

Credit Suisse Commercial Mortgage Trust FRB Ser. 06-C5, Class AX, IO, 0.877%, 12/15/39(WAC)			21,668,809	205,854

Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 07-C4, Class C, 6.236%, 9/15/39(WAC)			4,095,906	4,150,822
FRB Ser. 08-C1, Class AJ, 6.17%, 2/15/41(WAC)			10,825,000	8,876,500

Credit Suisse First Boston Mortgage Securities Corp. Ser. 05-C3, Class B, 4.882%, 7/15/37			2,274,042	2,296,782

Crest, Ltd. 144A Ser. 03-2A, Class E2, 8.00%, 12/28/38 (Cayman Islands)			1,807,956	1,862,195

CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.94%, 4/15/50(WAC)			11,242,000	9,992,832

GMAC Commercial Mortgage Securities, Inc. Trust Ser. 04-C3, Class B, 4.965%, 12/10/41			223,414	226,679

GS Mortgage Securities Corp. II 144A FRB Ser. 05-GG4, Class XC, IO, 1.591%, 7/10/39(WAC)			2,634,581	3,294

GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.84%, 1/10/45(WAC)			1,316,248	1,311,602
Ser. 11-GC3, Class E, 5.00%, 3/10/44(WAC)			5,904,000	5,523,457

JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.974%, 2/15/47(WAC)			3,108,000	2,725,949
FRB Ser. 14-C18, Class E, 4.474%, 2/15/47(WAC)			7,852,000	5,639,314
FRB Ser. 14-C25, Class D, 4.094%, 11/15/47(WAC)			9,026,000	7,235,386
Ser. 14-C25, Class E, 3.332%, 11/15/47(WAC)			15,725,000	9,540,342

JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 05-LDP4, Class C, 5.86%, 10/15/42(WAC)			1,319,786	1,319,538

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class C, 6.441%, 2/12/51(WAC)			2,853,436	2,917,638
FRB Ser. 11-C3, Class E, 5.865%, 2/15/46(WAC)			2,205,000	2,152,982
FRB Ser. 12-C8, Class E, 4.809%, 10/15/45(WAC)			1,151,999	1,082,436
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46(WAC)			13,371,809	9,617,179

LB-UBS Commercial Mortgage Trust FRB Ser. 06-C6, Class C, 5.482%, 9/15/39 (In default)(NON)(WAC)			25,155,000	2,258,919

LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class C, 3.246%, 4/20/48(WAC)			9,081,000	7,913,547

Merrill Lynch Mortgage Trust Ser. 04-KEY2, Class D, 5.046%, 8/12/39(WAC)			725,289	726,008

Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 6.226%, 12/15/49(WAC)			1,671,156	73,029

Morgan Stanley Bank of America Merrill Lynch Trust 144A
Ser. 14-C17, Class D, 4.86%, 8/15/47(WAC)			24,888,000	21,236,303
FRB Ser. 12-C6, Class G, 4.50%, 11/15/45(WAC)			4,901,000	3,533,866
Ser. 14-C17, Class E, 3.50%, 8/15/47			9,096,000	5,881,965
Ser. 14-C18, Class D, 3.389%, 10/15/47			13,077,440	9,755,718

Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class C, 5.558%, 2/12/44(WAC)			7,910,838	1,977,592
Ser. 06-HQ10, Class B, 5.448%, 11/12/41(WAC)			5,560,000	5,260,063

Morgan Stanley Capital I Trust 144A
FRB Ser. 08-T29, Class D, 6.368%, 1/11/43(WAC)			7,857,000	7,875,857
FRB Ser. 08-T29, Class F, 6.368%, 1/11/43(WAC)			7,212,000	6,995,640
FRB Ser. 04-RR, Class F7, 6.00%, 4/28/39(WAC)			2,252,193	2,233,898
FRB Ser. 12-C4, Class E, 5.601%, 3/15/45(WAC)			8,864,000	7,675,255

STRIPS CDO 144A Ser. 03-1A, Class N, IO, 1.198%, 3/24/19 (Cayman Islands) (In default)(NON)(WAC)			1,590,000	15,582

TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38			4,414,162	364,169

UBS-Barclays Commercial Mortgage Trust 144A
Ser. 12-C2, Class F, 5.00%, 5/10/63(WAC)			6,847,000	4,606,805
Ser. 13-C6, Class E, 3.50%, 4/10/46			19,613,000	13,744,928

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 6.23%, 6/15/45(WAC)			5,254,795	4,939,507
FRB Ser. 05-C21, Class D, 5.464%, 10/15/44(WAC)			13,856,216	13,747,284
FRB Ser. 07-C34, IO, 0.17%, 5/15/46(WAC)			11,992,279	5,996

Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 13-LC12, Class D, 4.423%, 7/15/46(WAC)			14,132,111	12,321,476
Ser. 14-LC16, Class D, 3.938%, 8/15/50			13,571,000	11,112,073
Ser. 13-LC12, Class E, 3.50%, 7/15/46			15,829,000	10,616,890

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class E, 5.859%, 11/15/44(WAC)			508,000	502,059
FRB Ser. 14-C19, Class E, 5.137%, 3/15/47(WAC)			6,483,000	4,750,393
Ser. 11-C3, Class E, 5.00%, 3/15/44(WAC)			8,644,000	4,018,190
FRB Ser. 13-C15, Class D, 4.628%, 8/15/46(WAC)			22,811,996	19,381,398
FRB Ser. 12-C10, Class D, 4.592%, 12/15/45(WAC)			17,626,000	14,954,559
Ser. 13-C12, Class E, 3.50%, 3/15/48			9,437,000	6,965,789

				371,805,236
Residential mortgage-backed securities (non-agency) (10.7%)

BCAP, LLC Trust 144A
FRB Ser. 11-RR3, Class 3A6, 3.653%, 11/27/36(WAC)			11,772,900	9,830,372
FRB Ser. 12-RR5, Class 4A8, (1 Month US LIBOR + 0.17%), 2.13%, 6/26/35			2,980,591	2,953,785

Bear Stearns Alt-A Trust FRB Ser. 05-7, Class 21A1, 3.986%, 9/25/35(WAC)			3,729,773	3,536,017

Bear Stearns Mortgage Funding Trust FRB Ser. 06-AR2, Class 2A1, (1 Month US LIBOR + 0.23%), 2.321%, 9/25/46			7,475,009	6,795,120

Bellemeade Re, Ltd. 144A FRB Ser. 17-1, Class B1, (1 Month US LIBOR + 4.75%), 6.841%, 10/25/27 (Bermuda)			2,376,000	2,482,920

Chevy Chase Funding LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (1 Month US LIBOR + 0.18%), 2.271%, 11/25/47			4,690,070	3,904,306

Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 07-AMC3, Class A2D, (1 Month US LIBOR + 0.35%), 2.441%, 3/25/37			11,488,506	9,552,820
FRB Ser. 07-AMC3, Class A2B, (1 Month US LIBOR + 0.18%), 2.271%, 3/25/37			1,585,393	1,304,833

Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A1, 2.663%, 6/25/46(WAC)			3,754,406	3,338,043
FRB Ser. 06-OA10, Class 1A1, (1 Month US LIBOR + 0.96%), 2.518%, 8/25/46			6,067,329	5,281,886
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 2.498%, 6/25/46			13,431,548	12,022,759
FRB Ser. 05-38, Class A3, (1 Month US LIBOR + 0.35%), 2.441%, 9/25/35			32,557,683	31,759,785
FRB Ser. 06-45T1, Class 2A7, (1 Month US LIBOR + 0.34%), 2.431%, 2/25/37			6,294,572	3,912,448
FRB Ser. 05-59, Class 1A1, (1 Month US LIBOR + 0.33%), 2.414%, 11/20/35			27,132,164	26,783,391
FRB Ser. 06-OA10, Class 2A1, (1 Month US LIBOR + 0.19%), 2.281%, 8/25/46			5,035,469	4,204,617
FRB Ser. 06-OA10, Class 3A1, (1 Month US LIBOR + 0.19%), 2.281%, 8/25/46			8,173,024	6,906,205
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.19%), 2.281%, 8/25/46			16,182,281	13,608,327

Deutsche Alt-A Securities Mortgage Loan Trust FRB Ser. 06-AR4, Class A2, (1 Month US LIBOR + 0.19%), 2.281%, 12/25/36			12,409,107	7,521,619

Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B, (1 Month US LIBOR + 10.50%), 12.591%, 5/25/28			6,341,681	8,413,573
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (1 Month US LIBOR + 10.00%), 12.091%, 7/25/28			764,800	1,023,530
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (1 Month US LIBOR + 9.35%), 11.441%, 4/25/28			11,949,460	15,597,200
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, (1 Month US LIBOR + 7.55%), 9.641%, 12/25/27			8,562,421	10,354,615
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class B1, (1 Month US LIBOR + 5.15%), 7.241%, 10/25/29			5,060,000	5,781,265
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, (1 Month US LIBOR + 5.15%), 7.241%, 11/25/28			2,950,000	3,512,342
Structured Agency Credit Risk Debt FRN Ser. 17-DNA1, Class B1, (1 Month US LIBOR + 4.95%), 7.041%, 7/25/29			3,062,000	3,480,591
Structured Agency Credit Risk Debt FRN Ser. 16-HQA3, Class M3, (1 Month US LIBOR + 3.85%), 5.941%, 3/25/29			3,145,000	3,536,763
FRB Ser. 17-HQA1, Class M2, (1 Month US LIBOR + 3.55%), 5.641%, 8/25/29			1,528,000	1,658,641
Structured Agency Credit Risk Debt FRN Ser. 17-HQA3, Class M2, (1 Month US LIBOR + 2.35%), 4.441%, 4/25/30			1,950,000	1,987,929
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class M2, (1 Month US LIBOR + 2.30%), 4.391%, 9/25/30			6,320,000	6,313,490

Federal Home Loan Mortgage Corporation 144A Structured Agency Credit Risk Debt FRN Ser. 18-DNA2, Class B1, (1 Month US LIBOR + 3.70%), 5.757%, 12/25/30			2,940,000	2,867,647

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (1 Month US LIBOR + 12.25%), 14.341%, 9/25/28			13,974,817	20,763,774
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (1 Month US LIBOR + 11.75%), 13.841%, 10/25/28			7,743,347	11,027,935
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, (1 Month US LIBOR + 11.75%), 13.841%, 8/25/28			7,835,127	11,464,549
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 7.991%, 10/25/28			9,077,000	10,584,488
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 7.791%, 4/25/28			23,254,146	27,091,775
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, (1 Month US LIBOR + 5.50%), 7.591%, 9/25/29			17,930,000	20,497,427
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, (1 Month US LIBOR + 5.30%), 7.391%, 10/25/28			4,103,000	4,846,491
Connecticut Avenue Securities FRB Ser. 15-C03, Class 1M2, (1 Month US LIBOR + 5.00%), 7.091%, 7/25/25			14,742,022	16,702,931
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 7.091%, 7/25/25			7,344,691	8,200,805
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1, (1 Month US LIBOR + 4.85%), 6.941%, 10/25/29			5,357,000	6,006,051
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (1 Month US LIBOR + 4.45%), 6.541%, 1/25/29			1,010,000	1,124,132
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, (1 Month US LIBOR + 4.35%), 6.441%, 5/25/29			3,840,000	4,260,877
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2, (1 Month US LIBOR + 4.30%), 6.391%, 2/25/25			5,106,899	5,641,968
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (1 Month US LIBOR + 4.25%), 6.341%, 4/25/29			510,000	579,338
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, (1 Month US LIBOR + 4.25%), 6.341%, 1/25/29			894,000	1,010,671
Connecticut Avenue Securities FRB Ser. 18-C02, Class 2B1, (1 Month US LIBOR + 4.00%), 6.091%, 8/25/30			2,208,000	2,154,241
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (1 Month US LIBOR + 4.00%), 6.091%, 5/25/25			1,514,706	1,657,234
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, (1 Month US LIBOR + 4.00%), 6.091%, 5/25/25			2,450,819	2,649,576
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2, (1 Month US LIBOR + 3.65%), 5.741%, 9/25/29			1,640,000	1,787,287
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, (1 Month US LIBOR + 3.60%), 5.691%, 1/25/30			4,945,000	5,070,489
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1B1, (1 Month US LIBOR + 3.55%), 5.641%, 7/25/30			4,499,000	4,441,008
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (1 Month US LIBOR + 3.55%), 5.641%, 7/25/29			8,093,000	8,766,105
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2M2, (1 Month US LIBOR + 2.80%), 4.891%, 2/25/30			4,820,000	5,010,239
Connecticut Avenue Securities FRB Ser. 17-C06, Class 1M2, (1 Month US LIBOR + 2.65%), 4.741%, 2/25/30			4,510,000	4,651,764
Connecticut Avenue Securities FRB Ser. 14-C02, Class 1M2, (1 Month US LIBOR + 2.60%), 4.691%, 5/25/24			877,000	931,079
Connecticut Avenue Securities FRB Ser. 18-C02, Class 2M2, (1 Month US LIBOR + 2.20%), 4.291%, 8/25/30			5,366,000	5,326,929

Federal National Mortgage Association 144A Connecticut Avenue Securities FRB Ser. 17-C01, Class 1B1, (1 Month US LIBOR + 5.75%), 7.841%, 7/25/29			4,310,000	5,140,942

GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2, (1 Month US LIBOR + 0.18%), 2.271%, 5/25/36			12,400,875	5,793,198

GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (1 Month US LIBOR + 0.31%), 2.401%, 5/25/37			8,553,739	6,397,259

JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1, IO, (1 Month US LIBOR + 0.20%), 2.291%, 6/25/37			5,900,122	3,504,672

Radnor Re, Ltd. 144A FRB Ser. 18-1, Class M2, (1 Month US LIBOR + 2.70%), 4.791%, 3/25/28 (Bermuda)			6,240,000	6,230,250

Structured Asset Mortgage Investments II Trust FRB Ser. 06-AR7, Class A1A, (1 Month US LIBOR + 0.21%), 2.301%, 8/25/36			12,790,391	11,191,592

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR14, Class 1A2, 3.413%, 12/25/35(WAC)			9,766,698	9,766,997
FRB Ser. 05-AR10, Class 1A3, 3.359%, 9/25/35(WAC)			6,990,548	6,999,334
FRB Ser. 05-AR13, Class A1C3, (1 Month US LIBOR + 0.49%), 2.581%, 10/25/45			10,902,653	10,976,497
FRB Ser. 05-AR19, Class A1C4, (1 Month US LIBOR + 0.40%), 2.491%, 12/25/45			3,253,751	3,183,145
FRB Ser. 05-AR19, Class A1B3, (1 Month US LIBOR + 0.35%), 2.441%, 12/25/45			3,128,993	3,036,037

Wells Fargo Mortgage Backed Securities Trust
FRB Ser. 06-AR5, Class 1A1, 4.184%, 4/25/36(WAC)			4,651,682	4,651,682
FRB Ser. 06-AR2, Class 1A1, 3.821%, 3/25/36(WAC)			4,735,037	4,737,996

				494,085,603

Total mortgage-backed securities (cost $1,678,964,291)				$1,672,283,157

CORPORATE BONDS AND NOTES (25.6%)(a)
			Principal amount	Value

Basic materials (3.5%)

A Schulman, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 6/1/23			$980,000	$1,031,940

Alcoa Nederland Holding BV 144A company guaranty sr. unsec. unsub. notes 6.125%, 5/15/28 (Netherlands)			1,065,000	1,071,656

Allegheny Technologies, Inc. sr. unsec. unsub. notes 7.875%, 8/15/23			2,625,000	2,825,157

Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95%, 1/15/21			515,000	517,575

Alpha 2 BV 144A sr. unsec. notes 8.75%, 6/1/23 (Netherlands)(PIK)			2,190,000	2,179,050

Alpha 3 BV/Alpha US Bidco, Inc. 144A company guaranty sr. unsec. notes 6.25%, 2/1/25 (Netherlands)			2,995,000	2,957,563

American Woodmark Corp. 144A company guaranty sr. unsec. notes 4.875%, 3/15/26			3,166,000	3,007,700

ArcelorMittal SA sr. unsec. unsub. bonds 6.125%, 6/1/25 (France)			1,760,000	1,894,200

ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)			2,255,000	2,589,191

Axalta Coating Systems, LLC 144A company guaranty sr. unsec. unsub. notes 4.875%, 8/15/24			1,865,000	1,851,013

Beacon Escrow Corp. 144A sr. unsec. notes 4.875%, 11/1/25			2,100,000	1,930,740

Beacon Roofing Supply, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 10/1/23			2,021,000	2,086,683

Big River Steel, LLC/BRS Finance Corp. 144A company guaranty sr. notes 7.25%, 9/1/25			3,316,000	3,407,522

BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24			4,755,000	4,636,125

Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24			5,477,000	5,490,693

Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes 5.625%, 9/1/24			3,650,000	3,549,625

BWAY Holding Co. 144A sr. notes 5.50%, 4/15/24			2,785,000	2,715,375

BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25			5,975,000	5,825,625

Cemex Finance, LLC 144A company guaranty sr. notes 6.00%, 4/1/24 (Mexico)			2,200,000	2,227,500

Cemex SAB de CV 144A company guaranty sr. notes 6.125%, 5/5/25 (Mexico)			800,000	812,248

Cemex SAB de CV 144A company guaranty sr. sub. notes 5.70%, 1/11/25 (Mexico)			1,675,000	1,647,781

CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43			3,256,000	2,751,320

Chemours Co. (The) company guaranty sr. unsec. notes 5.375%, 5/15/27			1,147,000	1,109,723

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 7.00%, 5/15/25			1,764,000	1,891,890

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24			4,624,000	4,300,320

Constellium NV 144A company guaranty sr. unsec. notes 5.875%, 2/15/26 (Netherlands)			2,615,000	2,523,475

Constellium NV 144A company guaranty sr. unsec. notes 5.75%, 5/15/24 (Netherlands)			2,370,000	2,301,863

Cornerstone Chemical Co. 144A company guaranty sr. notes 6.75%, 8/15/24			3,415,000	3,346,700

CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8.00%, 10/1/21			1,596,000	1,615,950

Crown Americas, LLC/Crown Americas Capital Corp. VI 144A company guaranty sr. unsec. notes 4.75%, 2/1/26			1,965,000	1,866,750

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 4/1/25 (Canada)			5,510,000	5,427,350

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 5/15/22 (Canada)			581,000	586,810

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6.875%, 3/1/26 (Canada)			1,760,000	1,685,200

Flex Acquisition Co., Inc. 144A sr. unsec. notes 6.875%, 1/15/25			2,411,000	2,320,588

Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 6.875%, 2/15/23 (Indonesia)			1,943,000	2,047,340

GCP Applied Technologies, Inc. 144A sr. unsec. notes 5.50%, 4/15/26			2,807,000	2,757,878

HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 7.625%, 1/15/25 (Canada)			2,305,000	2,414,488

IHS Markit, Ltd. 144A sr. unsec. notes 7.875%, 7/15/26			960,000	956,256

Ingevity Corp. 144A sr. unsec. notes 4.50%, 2/1/26			3,285,000	3,096,113

James Hardie International Finance DAC 144A sr. unsec. bonds 5.00%, 1/15/28 (Ireland)			1,910,000	1,804,950

Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22			1,078,000	1,185,800

Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/25			1,937,000	2,004,795

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24			2,758,000	2,709,735

Mercer International, Inc. company guaranty sr. unsec. notes 7.75%, 12/1/22 (Canada)			635,000	666,750

Mercer International, Inc. sr. unsec. notes 6.50%, 2/1/24 (Canada)			1,857,000	1,880,213

Mercer International, Inc. 144A sr. unsec. notes 5.50%, 1/15/26 (Canada)			1,190,000	1,154,300

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 6.25%, 11/15/22 (Canada)			2,813,000	2,841,130

New Gold, Inc. 144A sr. unsec. notes 6.375%, 5/15/25 (Canada)			525,000	519,750

NOVA Chemicals Corp. 144A sr. unsec. bonds 5.25%, 6/1/27 (Canada)			2,089,000	1,946,687

Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26			2,051,000	1,963,833

Novelis Corp. 144A company guaranty sr. unsec. notes 6.25%, 8/15/24			5,660,000	5,652,925

Pisces Midco, Inc. 144A sr. notes 8.00%, 4/15/26			2,068,000	1,987,865

Platform Specialty Products Corp. 144A company guaranty sr. unsec. notes 5.875%, 12/1/25			1,012,000	989,231

PQ Corp. 144A company guaranty sr. unsec. notes 5.75%, 12/15/25			1,537,000	1,513,945

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)			4,131,000	4,931,382

Steel Dynamics, Inc. company guaranty sr. unsec. notes 5.00%, 12/15/26			1,692,000	1,692,000

Steel Dynamics, Inc. company guaranty sr. unsec. notes 4.125%, 9/15/25			570,000	546,488

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/24			1,985,000	2,022,219

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 4/15/23			1,557,000	1,570,624

Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 4.75%, 1/15/22 (Canada)			763,000	764,594

Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 3.75%, 2/1/23 (Canada)			1,312,000	1,244,760

TMS International Corp. 144A sr. unsec. notes 7.25%, 8/15/25			2,285,000	2,336,413

TopBuild Corp. 144A company guaranty sr. unsec. notes 5.625%, 5/1/26			2,965,000	2,846,400

Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 144A sr. unsec. notes 5.375%, 9/1/25 (Luxembourg)			1,350,000	1,339,875

Tronox Finance PLC 144A company guaranty sr. unsec. notes 5.75%, 10/1/25 (United Kingdom)			750,000	728,438

Tronox, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/15/26			1,790,000	1,778,813

U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24			3,789,000	3,798,473

Univar USA, Inc. 144A company guaranty sr. unsec. notes 6.75%, 7/15/23			860,000	886,875

USG Corp. 144A company guaranty sr. unsec. bonds 4.875%, 6/1/27			2,224,000	2,274,040

USG Corp. 144A company guaranty sr. unsec. notes 5.50%, 3/1/25			1,858,000	1,909,095

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6.00%, 2/1/23			1,745,000	1,699,194

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24			1,941,000	2,023,493

				160,470,061
Capital goods (1.7%)

Advanced Disposal Services, Inc. 144A sr. unsec. notes 5.625%, 11/15/24			3,082,000	3,066,590

Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27			489,000	455,993

ARD Securities Finance SARL 144A sr. notes 8.75% (8.75%), 1/31/23 (Luxembourg)(PIK)			811,000	826,206

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/24 (Ireland)			3,765,000	3,915,600

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 6.00%, 2/15/25 (Ireland)			1,390,000	1,353,513

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%, 6/15/23 (Canada)			1,568,000	1,606,730

Berry Global, Inc. 144A notes 4.50%, 2/15/26			2,805,000	2,615,663

Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)			2,070,000	2,279,588

Bombardier, Inc. 144A sr. unsec. notes 7.50%, 12/1/24 (Canada)			4,048,000	4,255,461

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6.875%, 12/15/20			3,209,000	3,409,563

Cortes NP Acquisition Corp. 144A sr. unsec. notes 9.25%, 10/15/24			1,968,000	1,928,640

Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26			2,765,000	2,986,200

FXI Holdings, Inc. 144A sr. notes 7.875%, 11/1/24			1,646,000	1,608,966

Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6.00%, 7/15/22			2,215,000	2,242,688

GFL Environmental, Inc. 144A sr. unsec. notes 5.375%, 3/1/23 (Canada)			1,555,000	1,438,375

Great Lakes Dredge & Dock Corp. company guaranty sr. unsec. notes 8.00%, 5/15/22			4,270,000	4,366,075

Hulk Finance Corp. 144A sr. unsec. notes 7.00%, 6/1/26 (Canada)			3,570,000	3,400,425

Novafives SAS sr. sub. notes Ser. REGS, 4.50%, 6/30/21 (France)		EUR	600,000	708,640

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/25			$1,865,000	1,911,625

Park-Ohio Industries, Inc. company guaranty sr. unsec. notes 6.625%, 4/15/27			3,037,000	3,074,963

RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes 4.875%, 12/15/25			2,780,000	2,613,200

Tennant Co. company guaranty sr. unsec. unsub. notes 5.625%, 5/1/25			2,160,000	2,143,800

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 12/15/24			1,695,000	1,614,488

Titan Acquisition, Ltd./Titan Co-Borrower, LLC. 144A sr. unsec. notes 7.75%, 4/15/26 (Canada)			3,253,000	3,033,423

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.50%, 5/15/25			645,000	652,256

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26			3,651,000	3,623,618

TransDigm, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 7/15/24			2,155,000	2,192,713

Trident Merger Sub, Inc. 144A sr. unsec. notes 6.625%, 11/1/25			3,142,000	3,090,943

Vertiv Intermediate Holding Corp. 144A sr. unsec. notes 12.00%, 2/15/22(PIK)			2,210,000	2,143,700

Wabash National Corp. 144A company guaranty sr. unsec. notes 5.50%, 10/1/25			3,839,000	3,685,440

Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26			2,012,000	1,934,035

Wrangler Buyer Corp. 144A sr. unsec. notes 6.00%, 10/1/25			2,644,000	2,498,580

				76,677,700
Communication services (2.9%)

Altice Financing SA 144A company guaranty sr. notes 6.625%, 2/15/23 (Luxembourg)			1,050,000	1,031,625

Altice Financing SA 144A company guaranty sr. unsub. notes 7.50%, 5/15/26 (Luxembourg)			670,000	648,024

Altice Finco SA 144A company guaranty sr. unsec. unsub. notes 7.625%, 2/15/25 (Luxembourg)			540,000	483,300

Altice Luxembourg SA company guaranty sr. unsec. sub. notes Ser. REGS, 6.25%, 2/15/25 (Luxembourg)		EUR	1,185,000	1,328,489

Altice Luxembourg SA 144A company guaranty sr. unsec. notes 7.75%, 5/15/22 (Luxembourg)			$5,005,000	4,842,338

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26			4,250,000	4,121,225

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. notes 5.875%, 4/1/24			2,520,000	2,526,300

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.875%, 5/1/27			315,000	307,519

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26			1,527,000	1,500,278

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 5/1/27			1,385,000	1,295,841

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 5/1/23			5,387,000	5,318,046

CenturyLink, Inc. sr. unsec. unsub. notes 6.75%, 12/1/23			661,000	664,305

CenturyLink, Inc. sr. unsec. unsub. notes 5.625%, 4/1/20			380,000	384,275

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. sub. notes 7.75%, 7/15/25			5,440,000	5,684,800

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. notes 7.50%, 4/1/28			4,305,000	4,353,431

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21			1,610,000	1,600,115

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21			598,000	594,263

CommScope Technologies Finance, LLC 144A sr. unsec. notes 6.00%, 6/15/25			2,754,000	2,812,523

CommScope Technologies, LLC 144A company guaranty sr. unsec. unsub. notes 5.00%, 3/15/27			3,991,000	3,756,529

CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24			5,050,000	4,772,250

CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21			2,060,000	2,157,850

CSC Holdings, LLC 144A sr. unsec. unsub. notes 10.875%, 10/15/25			1,483,000	1,709,602

CSC Holdings, LLC 144A sr. unsec. unsub. notes 10.125%, 1/15/23			1,140,000	1,256,850

Digicel, Ltd. 144A company guaranty sr. unsec. notes 6.75%, 3/1/23 (Jamaica)			6,600,000	5,511,000

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24			4,243,000	3,590,639

Frontier Communications Corp. sr. unsec. notes 11.00%, 9/15/25			615,000	491,815

Frontier Communications Corp. sr. unsec. notes 10.50%, 9/15/22			1,578,000	1,432,036

Frontier Communications Corp. 144A company guaranty notes 8.50%, 4/1/26			4,169,000	4,023,085

Intelsat Jackson Holdings SA 144A sr. unsec. notes 9.75%, 7/15/25 (Bermuda)			3,950,000	4,167,250

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.625%, 2/1/23			1,265,000	1,265,000

SFR Group SA 144A company guaranty sr. notes 6.00%, 5/15/22 (France)			3,679,000	3,701,994

SFR Group SA 144A sr. bonds 6.25%, 5/15/24 (France)			4,231,000	4,109,359

Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28			3,402,000	3,257,416

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9.00%, 11/15/18			854,000	871,080

Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23			10,036,000	10,406,077

Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21			3,845,000	3,998,800

Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC 144A company guaranty sr. notes 3.36%, 9/20/21			1,206,563	1,192,989

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25			3,740,000	3,871,648

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.00%, 3/1/23			1,889,000	1,951,337

T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27			2,875,000	2,795,938

T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.00%, 4/15/22			555,000	549,339

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28			1,760,000	1,630,201

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 2/1/26			730,000	681,637

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH company guaranty sr. bonds Ser. REGS, 6.25%, 1/15/29 (Germany)		EUR	3,640,500	4,751,582

UPC Holding BV 144A sr. notes 5.50%, 1/15/28 (Netherlands)			$1,200,000	1,080,000

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)			3,535,000	3,583,607

Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)			2,073,000	2,011,225

Virgin Media Finance PLC 144A company guaranty sr. unsec. unsub. notes 4.50%, 1/15/25 (United Kingdom)		EUR	3,165,000	3,729,388

Virgin Media Secured Finance PLC company guaranty sr. notes Ser. REGS, 5.125%, 1/15/25 (United Kingdom)		GBP	600,000	803,704

Virgin Media Secured Finance PLC 144A company guaranty sr. bonds 5.00%, 4/15/27 (United Kingdom)		GBP	1,350,000	1,735,281

Windstream Services, LLC company guaranty sr. unsec. notes 6.375%, 8/1/23			$4,137,000	2,440,830

Ziggo Bond Finance BV 144A sr. unsec. bonds 4.625%, 1/15/25 (Netherlands)		EUR	1,025,000	1,179,938

				133,963,973
Consumer cyclicals (4.0%)

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. notes 6.125%, 5/15/27			$4,248,000	4,120,560

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.875%, 11/15/26			756,000	727,650

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.875%, 2/15/22			913,000	928,978

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.75%, 6/15/25			939,000	920,220

American Builders & Contractors Supply Co., Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/26			580,000	570,576

American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5.75%, 12/15/23			2,612,000	2,674,036

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6.875%, 5/15/23			936,000	980,461

Boyd Gaming Corp. 144A company guaranty sr. unsec. notes 6.00%, 8/15/26			985,000	975,150

Boyne USA, Inc. 144A company guaranty notes 7.25%, 5/1/25			815,000	849,638

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.125%, 7/1/22 (Canada)			2,485,000	2,494,319

Carriage Services, Inc. 144A sr. unsec. notes 6.625%, 6/1/26			1,945,000	1,964,450

CBS Radio, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24			2,952,000	2,811,781

Cinemark USA, Inc. company guaranty sr. unsec. notes 5.125%, 12/15/22			6,000	6,053

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23			2,061,000	2,019,522

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. sub. notes 7.625%, 3/15/20			978,000	971,888

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/22			4,577,000	4,668,540

Codere Finance 2 Luxembourg SA company guaranty sr. notes Ser. REGS, 6.75%, 11/1/21 (Luxembourg)		EUR	1,200,000	1,321,539

Constellation Merger Sub, Inc. 144A sr. unsec. notes 8.50%, 9/15/25			$6,204,000	5,901,555

CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr. unsec. notes 5.25%, 10/15/25			2,790,000	2,640,038

Diamond Resorts International, Inc. 144A sr. notes 7.75%, 9/1/23			4,149,000	4,340,850

Diamond Resorts International, Inc. 144A sr. unsec. notes 10.75%, 9/1/24			1,110,000	1,190,142

Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23			1,394,000	1,463,700

Gartner, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/25			1,940,000	1,930,300

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 5.25%, 6/1/25			1,735,000	1,730,663

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26			1,000,000	990,000

Gray Television, Inc. 144A company guaranty sr. unsec. notes 5.875%, 7/15/26			1,540,000	1,464,926

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6.625%, 7/25/22 (Canada)		CAD	3,471,000	2,700,180

GW Honos Security Corp. 144A company guaranty sr. unsec. notes 8.75%, 5/15/25 (Canada)			$2,290,000	2,347,250

Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24			1,375,000	1,340,625

Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27			3,250,000	3,136,250

Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25			3,234,000	3,173,363

iHeartCommunications, Inc. company guaranty sr. notes 9.00%, 12/15/19 (In default)(NON)			581,000	440,108

IHO Verwaltungs GmbH 144A sr. notes 4.75%, 9/15/26 (Germany)(PIK)			460,000	432,975

IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)			1,345,000	1,331,550

IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)			450,000	426,375

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty notes 10.25%, 11/15/22			5,216,000	5,646,320

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty sr. notes 6.75%, 11/15/21			3,634,000	3,743,020

Jacobs Entertainment, Inc. 144A notes 7.875%, 2/1/24			645,000	674,025

JC Penney Corp., Inc. company guaranty sr. unsec. unsub. bonds 7.40%, 4/1/37			1,361,000	789,380

Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27			1,050,000	976,500

Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.625%, 12/15/25			1,200,000	1,143,000

Lennar Corp. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24			1,184,000	1,225,314

LHMC Finco SARL 144A sr. notes 7.875%, 12/20/23 (Luxembourg)			1,130,000	1,100,281

Lions Gate Capital Holdings, LLC 144A company guaranty sr. unsec. notes 5.875%, 11/1/24			1,817,000	1,839,149

Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24			845,000	817,538

Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26			1,230,000	1,220,775

Masaria Investments SAU sr. notes Ser. REGS, 5.00%, 9/15/24 (Spain)		EUR	1,180,000	1,294,414

Mattamy Group Corp. 144A sr. unsec. notes 6.875%, 12/15/23 (Canada)			$1,105,000	1,120,028

Mattamy Group Corp. 144A sr. unsec. notes 6.50%, 10/1/25 (Canada)			1,355,000	1,326,206

Meredith Corp. 144A sr. unsec. notes 6.875%, 2/1/26			3,230,000	3,185,588

Navistar International Corp. 144A sr. unsec. notes 6.625%, 11/1/25			4,210,000	4,325,775

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7.125%, 6/1/28			1,158,000	943,770

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/15/21			1,604,188	1,066,785

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.00%, 10/15/21			1,280,000	846,400

Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec. notes 5.625%, 8/1/24			5,369,000	5,194,508

Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)			1,020,000	971,550

Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22			1,272,000	1,249,867

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.875%, 3/15/25			2,510,000	2,530,457

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.625%, 2/15/24			246,000	247,538

Owens Corning company guaranty sr. unsec. notes 4.20%, 12/1/24			2,207,000	2,177,728

Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27			1,260,000	1,187,550

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22			4,243,000	4,296,038

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.50%, 5/15/26			733,000	718,340

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24			1,901,000	1,867,733

PetSmart, Inc. 144A sr. unsec. notes 7.125%, 3/15/23			740,000	496,762

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32			2,075,000	2,375,875

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 6.125%, 8/15/21			3,266,000	3,233,340

Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23			2,583,000	2,608,830

Scientific Games International, Inc. company guaranty sr. unsec. notes 10.00%, 12/1/22			6,036,000	6,440,231

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 8/1/24			4,445,000	4,411,663

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. unsub. notes 5.125%, 2/15/27			1,392,000	1,280,640

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes 6.00%, 7/15/24			2,578,000	2,626,338

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27			4,062,000	3,787,816

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27			2,830,000	2,747,816

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 4.875%, 7/31/24			5,090,000	4,956,388

Spectrum Brands, Inc. company guaranty sr. unsec. notes 5.75%, 7/15/25			2,045,000	2,019,438

Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes 6.625%, 11/15/22			90,000	92,813

Standard Industries, Inc. 144A sr. unsec. notes 6.00%, 10/15/25			2,834,000	2,841,085

Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24			2,416,000	2,385,801

Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28			145,000	133,038

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25			1,565,000	1,471,100

Takko Luxembourg 2 SCA company guaranty sr. notes Ser. REGS, 5.375%, 11/15/23 (Luxembourg)		EUR	1,200,000	1,263,200

TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24			$1,945,000	1,930,413

Tribune Media Co. company guaranty sr. unsec. notes 5.875%, 7/15/22			1,804,000	1,820,688

Univision Communications, Inc. 144A company guaranty sr. sub. notes 5.125%, 2/15/25			2,003,000	1,850,271

Werner FinCo LP/Werner FinCo, Inc. 144A company guaranty sr. unsec. notes 8.75%, 7/15/25			4,119,000	4,000,579

WMG Acquisition Corp. 144A company guaranty sr. unsec. notes 5.50%, 4/15/26			2,935,000	2,909,319

Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26			1,220,000	1,159,000

Wyndham Destinations, Inc. sr. unsec. unsub. bonds 4.50%, 4/1/27			2,798,000	2,721,055

Wyndham Hotels & Resorts, Inc. 144A company guaranty sr. unsec. notes 5.375%, 4/15/26			1,630,000	1,619,812

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27			3,791,000	3,544,585

				186,439,684
Consumer staples (1.3%)

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 5.00%, 10/15/25 (Canada)			2,285,000	2,159,325

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. sub. notes 4.25%, 5/15/24 (Canada)			1,575,000	1,492,313

Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25			2,155,000	2,173,856

Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27			1,770,000	1,646,100

Ashtead Capital, Inc. 144A notes 4.125%, 8/15/25			2,900,000	2,704,250

BlueLine Rental Finance Corp./BlueLine Rental, LLC 144A company guaranty sub. notes 9.25%, 3/15/24			4,617,000	4,912,026

Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes 8.50%, 7/15/25			5,135,000	5,199,188

CEC Entertainment, Inc. company guaranty sr. unsec. sub. notes 8.00%, 2/15/22			1,892,000	1,664,960

Dean Foods Co. 144A company guaranty sr. unsec. notes 6.50%, 3/15/23			2,870,000	2,755,200

Diamond (BC) BV sr. unsec. notes Ser. REGS, 5.625%, 8/15/25		EUR	600,000	627,095

Diamond (BC) BV 144A sr. unsec. notes 5.625%, 8/15/25		EUR	2,355,000	2,461,347

Europcar Groupe SA sr. notes Ser. REGS, 4.125%, 11/15/24 (France)		EUR	1,200,000	1,387,921

Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23			$1,388,000	884,850

Golden Nugget, Inc. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/1/25			4,321,000	4,438,574

Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24			3,068,000	3,068,552

Itron, Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/15/26			2,987,000	2,836,754

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26			1,680,000	1,654,800

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24			1,680,000	1,658,496

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27			1,055,000	996,975

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26			1,799,000	1,749,528

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24			440,000	427,900

Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27			2,824,000	2,626,320

Netflix, Inc. sr. unsec. notes 5.875%, 2/15/25			715,000	733,440

Netflix, Inc. 144A sr. unsec. bonds 4.875%, 4/15/28			1,595,000	1,520,307

Netflix, Inc. 144A sr. unsec. unsub. bonds 5.875%, 11/15/28			1,290,000	1,302,513

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 6.25%, 8/1/24			4,293,000	2,404,080

Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6.125%, 4/1/23			2,784,000	2,822,976

				58,309,646
Energy (5.8%)

Aker BP ASA 144A sr. unsec. notes 5.875%, 3/31/25 (Norway)			765,000	787,759

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. company guaranty sr. unsec. notes 7.875%, 12/15/24			5,467,000	5,788,187

Antero Resources Corp. company guaranty sr. unsec. notes 5.625%, 6/1/23			1,618,000	1,638,225

Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21			2,529,000	2,560,613

Apergy Corp. 144A sr. unsec. notes 6.375%, 5/1/26			3,029,000	3,078,221

Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 10.00%, 4/1/22			1,567,000	1,723,700

California Resources Corp. company guaranty sr. unsec. sub. notes 5.00%, 1/15/20			1,102,000	1,066,185

California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22			1,011,000	917,483

Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.875%, 3/31/25			3,967,000	4,125,680

Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27			3,690,000	3,657,713

Chesapeake Energy Corp. company guaranty sr. unsec. notes 8.00%, 6/15/27			671,000	682,743

Chesapeake Energy Corp. company guaranty sr. unsec. notes 8.00%, 1/15/25			2,750,000	2,800,738

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5.75%, 3/15/23			302,000	285,390

Chesapeake Energy Corp. 144A company guaranty notes 8.00%, 12/15/22			1,073,000	1,126,328

Continental Resources, Inc. company guaranty sr. unsec. bonds 4.90%, 6/1/44			3,954,000	3,872,477

Continental Resources, Inc. company guaranty sr. unsec. notes 3.80%, 6/1/24			5,536,000	5,400,590

Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23			1,152,000	1,169,029

Covey Park Energy, LLC/Covey Park Finance Corp. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25			3,792,000	3,867,840

CrownRock LP/CrownRock Finance, Inc. 144A sr. unsec. notes 5.625%, 10/15/25			1,860,000	1,794,900

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6.375%, 8/15/21			367,000	351,403

Denbury Resources, Inc. 144A company guaranty notes 9.00%, 5/15/21			3,902,000	4,125,194

Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 5/31/25			6,315,000	6,315,000

Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 11/1/24			720,000	702,000

Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28			2,105,000	2,052,375

Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 5.50%, 1/30/26			835,000	809,950

Energy Transfer Partners LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity			4,600,000	4,197,500

Ensco PLC sr. unsec. notes 7.75%, 2/1/26 (United Kingdom)			1,368,000	1,292,350

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. sub. notes 9.375%, 5/1/20			1,495,000	1,472,575

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty notes 9.375%, 5/1/24			3,236,000	2,653,520

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty notes 8.00%, 2/15/25			1,145,000	887,375

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty sr. notes 8.00%, 11/29/24			526,000	531,260

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty sr. notes 7.75%, 5/15/26			3,645,000	3,727,013

Extraction Oil & Gas, Inc. 144A sr. unsec. notes 5.625%, 2/1/26			1,870,000	1,790,638

Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp. 144A sr. unsec. notes 5.625%, 2/15/26			3,407,000	3,398,483

Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 8/1/24			2,810,000	2,838,100

Indigo Natural Resources, LLC 144A sr. unsec. notes 6.875%, 2/15/26			3,184,000	3,072,560

Jagged Peak Energy, LLC 144A company guaranty sr. unsec. notes 5.875%, 5/1/26			1,728,000	1,693,440

Jonah Energy, LLC/Jonah Energy Finance Corp. 144A company guaranty sr. unsec. notes 7.25%, 10/15/25			1,329,000	1,073,168

MEG Energy Corp. 144A company guaranty sr. unsec. notes 7.00%, 3/31/24 (Canada)			97,000	90,453

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 1/30/23 (Canada)			1,747,000	1,624,710

MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)			1,345,000	1,341,638

Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 5.75%, 2/1/25			2,420,000	2,286,900

Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22			2,593,000	2,703,203

Newfield Exploration Co. sr. unsec. unsub. notes 5.375%, 1/1/26			1,765,000	1,804,713

Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 7.75%, 1/15/24			888,000	841,380

Noble Holding International, Ltd. 144A company guaranty sr. unsec. notes 7.875%, 2/1/26			720,000	741,600

Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes 6.875%, 1/15/23			994,000	1,011,395

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22			1,484,000	1,509,539

Oasis Petroleum, Inc. 144A sr. unsec. notes 6.25%, 5/1/26			1,870,000	1,891,037

Petrobras Global Finance BV company guaranty sr. unsec. notes Ser. REGS, 5.999%, 1/27/28 (Brazil)			2,005,000	1,814,525

Petrobras Global Finance BV company guaranty sr. unsec. notes Ser. REGS, 5.299%, 1/27/25 (Brazil)			5,730,000	5,294,520

Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27 (Brazil)			23,836,000	23,806,205

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 8.75%, 5/23/26 (Brazil)			22,004,000	23,819,220

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)			2,600,000	2,580,501

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.125%, 1/17/22 (Brazil)			17,342,000	17,667,163

Petroleos de Venezuela SA company guaranty sr. unsec. bonds Ser. REGS, 6.00%, 11/15/26 (Venezuela) (In default)(NON)			2,797,000	587,370

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5.375%, 4/12/27 (Venezuela)			17,125,000	3,844,563

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6.00%, 11/15/26 (Venezuela) (In default)(NON)			24,565,000	5,158,650

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.625%, 6/15/38 (Mexico)			760,000	722,000

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.50%, 3/13/27 (Mexico)			16,553,000	17,002,861

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 5.375%, 3/13/22 (Mexico)			7,971,000	8,178,294

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.875%, 1/18/24 (Mexico)			1,665,000	1,643,638

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.50%, 1/23/26 (Mexico)			1,637,000	1,535,833

Petroleos Mexicanos 144A company guaranty sr. unsec. unsub. notes 5.35%, 2/12/28 (Mexico)			4,500,000	4,272,372

QEP Resources, Inc. sr. unsec. notes 5.625%, 3/1/26			1,630,000	1,560,725

Range Resources Corp. company guaranty sr. unsec. sub. notes 5.75%, 6/1/21			2,216,000	2,271,400

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. notes 5.00%, 10/1/22			1,655,000	1,713,144

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 11/15/23			1,639,000	1,544,758

Sabine Pass Liquefaction, LLC sr. notes 5.75%, 5/15/24			775,000	826,658

SemGroup Corp. company guaranty sr. unsec. notes 6.375%, 3/15/25			558,000	530,100

SESI, LLC company guaranty sr. unsec. notes 7.75%, 9/15/24			2,760,000	2,832,451

SESI, LLC company guaranty sr. unsec. unsub. notes 7.125%, 12/15/21			736,000	748,880

Seven Generations Energy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 9/30/25 (Canada)			2,285,000	2,190,744

Seventy Seven Energy, Inc. escrow sr. unsec. notes 6.50%, 7/15/22(F)			3,730,000	373

SM Energy Co. sr. unsec. notes 6.50%, 11/15/21			1,526,000	1,561,098

SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24			1,650,000	1,561,313

SM Energy Co. sr. unsec. unsub. notes 6.50%, 1/1/23			2,548,000	2,573,480

Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. bonds 5.50%, 1/15/28			2,020,000	1,984,650

Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 5.375%, 2/1/27			1,100,000	1,067,000

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. unsub. bonds 5.00%, 1/15/28			3,790,000	3,524,700

Trinidad Drilling, Ltd. 144A company guaranty sr. unsec. notes 6.625%, 2/15/25 (Canada)			2,319,000	2,232,038

USA Compression Partners LP/USA Compression Finance Corp. 144A sr. unsec. notes 6.875%, 4/1/26			2,490,000	2,577,150

Vermilion Energy, Inc. 144A company guaranty sr. unsec. notes 5.625%, 3/15/25 (Canada)			3,086,000	3,062,855

Weatherford International, LLC 144A company guaranty sr. unsec. notes 9.875%, 3/1/25			890,000	894,450

Weatherford International, Ltd. company guaranty sr. unsec. sub. notes 9.875%, 2/15/24			3,206,000	3,237,034

Weatherford International, Ltd. company guaranty sr. unsec. unsub. notes 8.25%, 6/15/23			388,000	384,931

Whiting Petroleum Corp. 144A sr. unsec. notes 6.625%, 1/15/26			1,145,000	1,179,350

Williams Cos., Inc. (The) sr. unsec. unsub. notes 8.75%, 3/15/32			1,336,000	1,722,572

Williams Cos., Inc. (The) sr. unsec. unsub. notes 7.75%, 6/15/31			853,000	1,024,606

WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23			317,000	359,003

WPX Energy, Inc. sr. unsec. notes 5.75%, 6/1/26			1,605,000	1,600,490

WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22			511,000	531,440

				268,399,381
Financials (2.7%)

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5.375%, 8/1/22			2,006,000	2,015,780

Alliant Holdings Intermediate, LLC 144A sr. unsec. notes 8.25%, 8/1/23			40,000	41,295

Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31			11,721,000	13,947,990

Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25			1,193,000	1,215,369

American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58			1,221,000	1,538,460

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity			1,685,000	1,790,313

CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23			4,170,000	4,211,700

CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25			2,072,000	2,087,541

CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22			781,000	789,786

CNG Holdings, Inc. 144A sr. notes 9.375%, 5/15/20			3,987,000	3,957,098

CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25			2,320,000	2,302,600

Credit Acceptance Corp. company guaranty sr. unsec. notes 6.125%, 2/15/21			2,038,000	2,045,642

Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)			1,285,000	1,268,938

Dresdner Funding Trust I jr. unsec. sub. notes 8.151%, 6/30/31			3,250,000	4,046,068

Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31			1,223,000	1,522,566

ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)			2,080,000	2,007,200

Fairfax Financial Holdings, Ltd. 144A sr. unsec. notes 4.85%, 4/17/28 (Canada)			1,155,000	1,142,238

Freedom Mortgage Corp. 144A sr. unsec. notes 8.25%, 4/15/25			1,662,000	1,628,760

Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24			2,119,000	2,055,430

goeasy, Ltd. 144A company guaranty sr. unsec. notes 7.875%, 11/1/22 (Canada)			1,290,000	1,364,175

HUB International, Ltd. 144A sr. unsec. notes 7.00%, 5/1/26			2,217,000	2,189,288

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24			1,110,000	1,118,325

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 2/1/22			1,075,000	1,096,500

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.875%, 2/1/22			3,267,000	3,271,084

Intesa Sanpaolo SpA 144A company guaranty jr. unsec. sub. FRB 7.70%, perpetual maturity (Italy)			1,370,000	1,279,580

iStar, Inc. sr. unsec. notes 6.00%, 4/1/22(R)			725,000	725,000

iStar, Inc. sr. unsec. unsub. notes 5.25%, 9/15/22(R)			750,000	726,094

Liberty Mutual Insurance Co. 144A unsec. sub. notes 7.697%, 10/15/97			2,675,000	3,707,225

Lloyds Bank PLC jr. unsec. sub. FRN Ser. EMTN, 13.00%, perpetual maturity (United Kingdom)		GBP	100,000	232,570

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657%, perpetual maturity (United Kingdom)			$1,455,000	1,553,620

LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/25			2,535,000	2,465,288

MetLife, Inc. 144A jr. unsec. sub. bonds 9.25%, 4/8/38			935,000	1,273,938

MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. company guaranty sr. unsec. notes 4.50%, 1/15/28(R)			680,000	617,100

Miller Homes Group Holdings PLC company guaranty sr. notes Ser. REGS, 5.50%, 10/15/24 (United Kingdom)		GBP	1,075,000	1,412,532

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 7.875%, 10/1/20			$1,255,000	1,259,706

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6.50%, 7/1/21			3,743,000	3,733,643

Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25			2,500,000	2,433,875

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 8.00%, perpetual maturity (United Kingdom)			1,370,000	1,438,500

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.648%, perpetual maturity (United Kingdom)			2,445,000	3,059,307

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)			3,515,000	3,583,543

Royal Bank of Scotland Group PLC sr. unsec. unsub. notes 3.875%, 9/12/23 (United Kingdom)			1,580,000	1,534,846

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/25			1,745,000	1,731,913

Springleaf Finance Corp. sr. unsec. unsub. notes 5.25%, 12/15/19			640,000	648,000

Starwood Property Trust, Inc. 144A sr. unsec. notes 4.75%, 3/15/25(R)			2,020,000	1,949,300

Stearns Holdings, Inc. 144A company guaranty sr. notes 9.375%, 8/15/20			2,000,000	2,000,000

Syngenta Finance NV 144A company guaranty sr. unsec. unsub. notes 5.182%, 4/24/28 (Switzerland)			2,765,000	2,670,513

Syngenta Finance NV 144A company guaranty sr. unsec. unsub. notes 4.892%, 4/24/25 (Switzerland)			2,090,000	2,049,199

TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 11.125%, 4/1/23			3,437,000	3,488,555

Travelport Corporate Finance PLC 144A company guaranty sr. notes 6.00%, 3/15/26 (United Kingdom)			2,755,000	2,775,663

UBS Group AG jr. unsec. sub. FRN 6.875%, perpetual maturity (Switzerland)			1,400,000	1,387,349

USIS Merger Sub, Inc. 144A sr. unsec. notes 6.875%, 5/1/25			1,786,000	1,777,070

VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%, 10/17/22 (Russia)			10,740,000	10,981,650

Wand Merger Corp. 144A sr. unsec. notes 9.125%, 7/15/26			610,000	617,626

Wand Merger Corp. 144A sr. unsec. notes 8.125%, 7/15/23			815,000	826,206

WeWork Cos, Inc. 144A company guaranty sr. unsec. notes 7.875%, 5/1/25			3,560,000	3,408,701

				126,002,258
Health care (2.1%)

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6.375%, 5/15/23			4,120,000	3,811,000

ASP AMC Merger Sub, Inc. 144A sr. unsec. notes 8.00%, 5/15/25			2,636,000	2,187,880

BioScrip, Inc. company guaranty sr. unsec. notes 8.875%, 2/15/21			2,444,000	2,334,020

Centene Corp. sr. unsec. unsub. notes 6.125%, 2/15/24			2,705,000	2,850,394

Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22			1,466,000	1,475,163

Centene Escrow I Corp. 144A sr. unsec. notes 5.375%, 6/1/26			950,000	962,473

CHS/Community Health Systems, Inc. company guaranty sr. notes 6.25%, 3/31/23			8,384,000	7,681,840

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6.875%, 2/1/22			4,193,000	2,138,430

CHS/Community Health Systems, Inc. 144A company guaranty sub. notes 8.125%, 6/30/24			2,063,000	1,700,685

Concordia International Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/23 (Canada) (In default)(NON)			2,557,000	153,420

Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. notes 6.00%, 2/1/25 (Ireland)			500,000	390,000

Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 6.00%, 7/15/23 (Ireland)			1,965,000	1,616,213

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 1/15/23			4,173,000	3,400,995

HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26			1,642,000	1,630,834

HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47			3,345,000	3,069,038

HCA, Inc. company guaranty sr. sub. notes 5.875%, 3/15/22			2,000,000	2,085,000

HCA, Inc. company guaranty sr. unsec. unsub. notes 7.50%, 2/15/22			741,000	807,690

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6.375%, 8/1/23			3,165,000	3,149,808

Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sub. notes 12.50%, 11/1/21			2,287,000	2,527,135

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5.50%, 4/15/25 (Luxembourg)			2,404,000	1,935,220

Molina Healthcare, Inc. company guaranty sr. unsec. notes 5.375%, 11/15/22			2,175,000	2,188,594

Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 4.875%, 6/15/25			395,000	383,150

Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 144A sr. unsec. notes 6.625%, 5/15/22			2,396,000	2,342,090

Service Corp. International sr. unsec. notes 5.375%, 1/15/22			2,587,000	2,612,870

Service Corp. International sr. unsec. notes 4.625%, 12/15/27			600,000	566,760

Service Corp. International sr. unsec. unsub. notes 5.375%, 5/15/24			4,990,000	5,102,275

Sotera Health Holdings, LLC 144A sr. unsec. notes 6.50%, 5/15/23			1,831,000	1,867,620

Tenet Healthcare Corp. company guaranty sr. sub. notes 6.00%, 10/1/20			4,416,000	4,537,440

Tenet Healthcare Corp. sr. unsec. notes 8.125%, 4/1/22			1,085,000	1,134,389

Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Netherlands)			2,520,000	2,568,455

Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.00%, 4/15/24 (Netherlands)			2,240,000	2,218,331

Unilabs Subholding AB company guaranty sr. unsec. notes Ser. REGS, 5.75%, 5/15/25 (Sweden)		EUR	1,200,000	1,335,300

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. notes 5.50%, 11/1/25			$550,000	542,025

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 9.25%, 4/1/26			1,985,000	2,061,919

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 9.00%, 12/15/25			1,540,000	1,595,748

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25			4,552,000	4,193,530

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/23			9,512,000	8,935,335

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.625%, 12/1/21			1,062,000	1,044,743

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsub. notes 7.00%, 3/15/24			1,985,000	2,081,173

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsub. notes 6.50%, 3/15/22			660,000	683,100

Valeant Pharmaceuticals International, Inc. 144A sr. unsec. notes 8.50%, 1/31/27			1,935,000	1,959,188

WellCare Health Plans, Inc. sr. unsec. notes 5.25%, 4/1/25			955,000	950,225

				96,811,498
Technology (1.0%)

Avaya, Inc. 144A escrow notes 7.00%, 4/1/19			4,103,000	—

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24			5,466,000	5,790,840

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes 5.45%, 6/15/23			2,550,000	2,668,926

Energizer Gamma Acquisition, Inc. 144A company guaranty sr. unsec. notes 6.375%, 7/15/26			730,000	742,319

First Data Corp. 144A company guaranty sr. unsec. unsub. notes 7.00%, 12/1/23			2,016,000	2,099,825

First Data Corp. 144A notes 5.75%, 1/15/24			3,609,000	3,609,073

First Data Corp. 144A sr. notes 5.375%, 8/15/23			1,705,000	1,720,772

Inception Merger Sub, Inc./Rackspace Hosting, Inc. 144A sr. unsec. notes 8.625%, 11/15/24			5,065,000	5,090,325

Infor Software Parent, LLC/Infor Software Parent, Inc. 144A company guaranty sr. unsec. notes 7.125%, 5/1/21(PIK)			4,165,000	4,175,413

Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22			2,564,000	2,567,205

Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds 5.25%, 3/15/28(R)			820,000	758,828

Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 4.875%, 9/15/27(R)			2,840,000	2,616,351

Solera, LLC / Solera Finance, Inc. 144A sr. unsec. notes 10.50%, 3/1/24			4,493,000	4,990,060

Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr. unsec. notes 6.75%, 6/1/25			2,509,000	2,408,640

TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 5.625%, 10/1/25			3,515,000	3,427,125

Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26			2,410,000	2,343,725

				45,009,427
Transportation (0.1%)

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6.375%, 4/1/23			3,638,000	3,697,118

				3,697,118
Utilities and power (0.5%)

AES Corp./Virginia (The) sr. unsec. notes 5.50%, 4/15/25			4,414,000	4,436,070

AES Corp./Virginia (The) sr. unsec. notes 4.875%, 5/15/23			965,000	965,000

AES Corp./Virginia (The) sr. unsec. notes 4.50%, 3/15/23			860,000	852,475

AES Corp./Virginia (The) sr. unsec. unsub. bonds 5.125%, 9/1/27			2,193,000	2,187,518

Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25			1,946,000	1,779,374

Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26			1,105,000	1,040,772

Calpine Corp. 144A company guaranty sr. sub. notes 5.875%, 1/15/24			510,000	506,175

Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37			2,495,000	2,689,830

Dynegy, Inc. company guaranty sr. unsec. unsub. notes 7.625%, 11/1/24			1,191,000	1,269,904

Dynegy, Inc. 144A company guaranty sr. unsec. notes 8.125%, 1/30/26			999,000	1,086,413

Energy Transfer Equity LP sr. sub. notes 5.875%, 1/15/24			1,695,000	1,737,375

Energy Transfer Equity LP sr. sub. notes 5.50%, 6/1/27			837,000	837,000

GenOn Energy, Inc. sr. unsec. sub. notes 9.875%, 10/15/20 (In default)(NON)			1,666,000	1,516,060

NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26			1,216,000	1,295,040

NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27			2,133,000	2,191,658

NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/28			755,000	745,563

				25,136,227

Total corporate bonds and notes (cost $1,223,055,252)				$1,180,916,973

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (20.7%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (2.9%)

Government National Mortgage Association Pass-Through Certificates
6.50%, 11/20/38			$213,805	$240,201
4.50%, TBA, 7/1/48			74,000,000	76,907,971
4.00%, TBA, 7/1/48			40,000,000	40,987,500
4.00%, 10/20/45			17,560,065	18,071,092
3.625%, 9/15/41(i)			4,353	4,423

				136,211,187
U.S. Government Agency Mortgage Obligations (17.8%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
4.00%, TBA, 7/1/48			44,000,000	44,847,343
2.00%, 6/1/31(i)			993,899	967,134

Federal National Mortgage Association Pass-Through Certificates
5.50%, TBA, 7/1/48			23,000,000	24,649,532
4.00%, TBA, 7/1/48			52,000,000	53,015,622
3.50%, TBA, 8/1/48			309,000,000	307,141,180
3.50%, TBA, 7/1/48			309,000,000	307,503,266
3.00%, TBA, 7/1/48			43,000,000	41,649,533
2.50%, TBA, 7/1/48			44,000,000	41,246,564

				821,020,174

Total U.S. government and agency mortgage obligations (cost $956,262,651)				$957,231,361

U.S. TREASURY OBLIGATIONS (0.1%)(a)
			Principal amount	Value

U.S. Treasury Notes
2.25%, 4/30/21(i)			$1,066,000	$1,059,338
1.50%, 10/31/19(i)			1,102,000	1,091,145
1.125%, 1/31/19(i)			2,288,000	2,284,614

Total U.S. treasury obligations (cost $4,435,097)				$4,435,097

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (6.8%)(a)
			Principal amount	Value

Argentina (Republic of) sr. unsec. unsub. bonds 7.625%, 4/22/46 (Argentina)			$7,670,000	$6,189,690

Argentina (Republic of) sr. unsec. unsub. bonds 6.625%, 7/6/28 (Argentina)			2,500,000	2,106,250

Argentina (Republic of) sr. unsec. unsub. notes 7.50%, 4/22/26 (Argentina)			23,535,000	21,711,038

Argentina (Republic of) sr. unsec. unsub. notes 6.875%, 1/26/27 (Argentina)			15,119,000	13,304,720

Argentina (Republic of) sr. unsec. unsub. notes 5.875%, 1/11/28 (Argentina)			9,325,000	7,599,875

Argentina (Republic of) sr. unsec. unsub. notes 4.625%, 1/11/23 (Argentina)			6,490,000	5,767,988

Argentina (Republic of) 144A sr. unsec. notes 7.125%, 8/1/27 (Argentina)			9,195,000	7,700,813

Brazil (Federal Republic of) sr. unsec. unsub. bonds 4.625%, 1/13/28 (Brazil)			4,058,000	3,662,637

Buenos Aires (Province of) sr. unsec. unsub. bonds Ser. REGS, 7.875%, 6/15/27 (Argentina)			9,958,000	8,738,145

Buenos Aires (Province of) sr. unsec. unsub. notes 6.50%, 2/15/23 (Argentina)			3,810,000	3,479,063

Buenos Aires (Province of) unsec. FRN (Argentina Deposit Rates BADLAR + 3.83%), 35.19%, 5/31/22 (Argentina)		ARS	99,370,000	2,902,944

Buenos Aires (Province of) 144A sr. unsec. unsub. bonds 7.875%, 6/15/27 (Argentina)			$12,315,000	10,714,050

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.125%, 3/16/24 (Argentina)			10,054,000	9,687,364

Cordoba (Province of) sr. unsec. unsub. notes 7.45%, 9/1/24 (Argentina)			7,260,000	6,597,526

Cordoba (Province of) 144A sr. unsec. unsub. notes 7.125%, 6/10/21 (Argentina)			2,225,000	2,102,625

Dominican (Republic of) sr. unsec. unsub. notes 7.50%, 5/6/21 (Dominican Republic)			4,035,000	4,238,768

Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.625%, 4/20/27 (Dominican Republic)			4,148,000	4,650,323

Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 4/18/24 (Dominican Republic)			1,551,000	1,585,835

Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 6.125%, 1/31/22 (Egypt)			4,405,000	4,338,925

Egypt (Arab Republic of) 144A sr. unsec. notes 5.577%, 2/21/23 (Egypt)			6,840,000	6,479,175

El Salvador (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 1/30/25 (El Salvador)			4,150,000	3,879,794

Hellenic (Republic of) sr. unsec. notes 4.375%, 8/1/22 (Greece)		EUR	13,802,000	16,987,863

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.00%, 2/24/20), 2/24/40 (Greece)(STP)		EUR	248,000	253,815

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/38 (Greece)(STP)		EUR	644,642	662,227

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/36 (Greece)(STP)		EUR	614,000	638,909

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/33 (Greece)(STP)		EUR	814,000	860,720

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/32 (Greece)(STP)		EUR	1,051,000	1,115,362

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/31 (Greece)(STP)		EUR	2,764,000	2,955,825

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/30 (Greece)(STP)		EUR	10,837,000	12,139,106

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/29 (Greece)(STP)		EUR	6,993,734	7,842,143

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/28 (Greece)(STP)		EUR	12,337,512	13,849,014

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/27 (Greece)(STP)		EUR	4,433,876	5,000,693

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/26 (Greece)(STP)		EUR	14,152,500	16,424,159

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/25 (Greece)(STP)		EUR	14,823,487	17,163,034

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/23 (Greece)(STP)		EUR	5,181,000	6,082,560

Indonesia (Republic of) sr. unsec. unsub. notes 4.875%, 5/5/21 (Indonesia)			$2,200,000	2,260,500

Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 1/15/24 (Indonesia)			7,905,000	8,464,627

Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.125%, 1/15/25 (Indonesia)			10,245,000	10,052,906

Indonesia (Republic of) 144A sr. unsec. unsub. bonds 6.625%, 2/17/37 (Indonesia)			3,255,000	3,735,113

Indonesia (Republic of) 144A sr. unsec. unsub. notes 5.95%, 1/8/46 (Indonesia)			3,250,000	3,566,875

Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)			12,420,000	12,237,712

Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)			5,860,000	5,654,900

Ivory Coast (Republic of) 144A sr. unsec. bonds 6.125%, 6/15/33 (Ivory Coast)			8,300,000	7,311,167

Ivory Coast (Republic of) 144A sr. unsec. notes 5.25%, 3/22/30 (Ivory Coast)		EUR	4,445,000	4,963,199

Russia (Federation of) 144A sr. unsec. notes 4.50%, 4/4/22 (Russia)			$325,000	330,446

Russia (Federation of) 144A sr. unsec. notes 4.375%, 3/21/29 (Russia)			200,000	193,500

United Mexican States sr. unsec. notes 4.00%, 10/2/23 (Mexico)			5,520,000	5,527,667

United Mexican States sr. unsec. unsub. notes 4.15%, 3/28/27 (Mexico)			10,000,000	9,847,511

Venezuela (Bolivarian Republic of) sr. unsec. bonds 7.00%, 3/31/38 (Venezuela)			2,900,000	754,000

Vietnam (Republic of) 144A sr. unsec. bonds 4.80%, 11/19/24 (Vietnam)			600,000	595,588

Total foreign government and agency bonds and notes (cost $325,403,334)				$314,908,689

PURCHASED SWAP OPTIONS OUTSTANDING (1.8%)(a)
Counterparty Fixed right % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike		Notional/ Contract amount	Value

Bank of America N.A.

(1.9325)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.9325		$695,724,000	$7,089,425

(2.2625)/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.2625		313,075,600	2,748,804

2.2625/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.2625		313,075,600	804,604

1.9325/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.9325		695,724,000	696

Barclays Bank PLC

2.89/3 month USD-LIBOR-BBA/Jul-28	Jul-18/2.89		522,175,800	1,780,619

2.655/3 month USD-LIBOR-BBA/Sep-28	Sep-18/2.655		212,240,700	348,075

(3.255)/3 month USD-LIBOR-BBA/Sep-28	Sep-18/3.255		212,240,700	275,913

Citibank, N.A.

2.945/3 month USD-LIBOR-BBA/Jul-28	Jul-18/2.945		520,634,200	1,764,950

(3.031)/3 month USD-LIBOR-BBA/Jun-49	Jun-19/3.031		41,672,600	1,716,494

2.826/3 month USD-LIBOR-BBA/Aug-28	Aug-18/2.826		261,087,800	676,217

2.884/3 month USD-LIBOR-BBA/Jul-28	Jul-18/2.884		276,946,400	656,363

(3.115)/3 month USD-LIBOR-BBA/Jul-28	Jul-18/3.115		520,634,200	26,032

2.47/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.47		278,289,600	11,132

(1.091)/6 month EUR-EURIBOR-Reuters/Jul-23	Jul-18/1.091	EUR	47,696,800	56

Credit Suisse International

3.056/3 month USD-LIBOR-BBA/Sep-20	Sep-18/3.056		$463,031,600	1,477,071

2.8475/3 month USD-LIBOR-BBA/Aug-28	Aug-18/2.8475		276,946,400	1,105,016

2.895/3 month USD-LIBOR-BBA/Sep-20	Sep-18/2.895		463,031,600	1,000,148

(3.056)/3 month USD-LIBOR-BBA/Sep-20	Sep-18/3.056		463,031,600	671,396

(2.895)/3 month USD-LIBOR-BBA/Sep-20	Sep-18/2.895		463,031,600	638,984

2.85/3 month USD-LIBOR-BBA/Jul-28	Jul-18/2.85		261,087,800	605,724

2.80/3 month USD-LIBOR-BBA/Jul-20	Jul-18/2.80		369,261,700	306,487

Goldman Sachs International

2.965/3 month USD-LIBOR-BBA/Jul-28	Jul-18/2.965		522,175,800	2,767,532

1.673/3 month GBP-LIBOR-BBA/Oct-48	Oct-18/1.673	GBP	34,342,000	1,469,820

1.522/3 month GBP-LIBOR-BBA/Oct-28	Oct-18/1.522	GBP	88,237,000	1,150,534

3.04375/3 month USD-LIBOR-BBA/Sep-19	Sep-18/3.04375		$738,523,900	1,011,778

3.005/3 month USD-LIBOR-BBA/Sep-19	Sep-18/3.005		738,523,900	834,532

(3.005)/3 month USD-LIBOR-BBA/Sep-19	Sep-18/3.005		738,523,900	812,376

(3.04375)/3 month USD-LIBOR-BBA/Sep-19	Sep-18/3.04375		738,523,900	723,753

2.73375/3 month USD-LIBOR-BBA/Sep-19	Sep-18/2.73375		738,523,900	546,508

2.70/3 month USD-LIBOR-BBA/Sep-19	Sep-18/2.70		738,523,900	435,729

(2.70)/3 month USD-LIBOR-BBA/Sep-19	Sep-18/2.70		738,523,900	413,573

(2.73375)/3 month USD-LIBOR-BBA/Sep-19	Sep-18/2.73375		738,523,900	369,262

(3.135)/3 month USD-LIBOR-BBA/Jul-28	Jul-18/3.135		522,175,800	88,770

2.695/3 month USD-LIBOR-BBA/Oct-23	Oct-18/2.695		58,440,800	81,233

1.9175/3 month USD-LIBOR-BBA/Oct-19	Oct-18/1.9175		253,243,450	253

JPMorgan Chase Bank N.A.

(1.919)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.919		695,724,000	7,172,914

1.376/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-19/1.376	EUR	87,284,000	3,442,185

1.758/6 month EUR-EURIBOR-Reuters/Sep-49	Sep-19/1.758	EUR	34,816,000	3,206,300

(2.25)/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.25		$313,075,600	2,773,850

(2.7575)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		35,772,300	2,359,899

(2.795)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		35,772,300	2,308,029

2.795/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		35,772,300	1,750,696

2.7575/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		35,772,300	1,710,274

2.25/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.25		313,075,600	795,212

(2.895)/3 month USD-LIBOR-BBA/Sep-20	Sep-18/2.895		555,638,100	766,781

(2.68)/3 month USD-LIBOR-BBA/Jul-20	Jul-18/2.68		278,289,600	704,073

2.865/3 month USD-LIBOR-BBA/Jul-28	Jul-18/2.865		174,058,800	529,139

(3.115)/3 month USD-LIBOR-BBA/Jul-28	Jul-18/3.115		174,058,800	174,059

0.882/3 month GBP-LIBOR-BBA/Nov-19	Nov-18/0.882	GBP	238,484,000	163,664

1.919/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.919		$695,724,000	696

Morgan Stanley & Co. International PLC

3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00		44,214,400	5,088,635

3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00		44,214,400	5,086,425

2.9125/3 month USD-LIBOR-BBA/Jul-28	Jul-18/2.9125		696,234,700	2,722,278

2.89/3 month USD-LIBOR-BBA/Sep-28	Sep-18/2.89		348,116,900	2,715,312

(2.8225)/3 month USD-LIBOR-BBA/Oct-20	Oct-18/2.8225		738,523,800	1,920,162

2.75/3 month USD-LIBOR-BBA/Dec-71	Dec-46/2.75		10,000,000	969,600

(2.92875)/3 month USD-LIBOR-BBA/Nov-20	Nov-18/2.92875		369,261,700	941,617

2.745/3 month USD-LIBOR-BBA/Aug-28	Aug-18/2.745		260,317,100	676,824

2.78/3 month USD-LIBOR-BBA/Jul-20	Jul-18/2.78		369,261,700	214,172

(2.9525)/3 month USD-LIBOR-BBA/Jul-28	Jul-18/2.9525		212,240,700	103,998

Total purchased swap options outstanding (cost $87,318,159)				$82,706,653

CONVERTIBLE BONDS AND NOTES (1.7%)(a)
			Principal amount	Value

Basic materials (0.1%)

BASF SE cv. sr. unsec. notes 0.925%, 3/9/23 (Germany)			$500,000	$475,250

Cemex SAB de CV cv. unsec. sub. notes 3.72%, 3/15/20 (Mexico)			575,000	576,758

Patrick Industries, Inc. 144A cv. sr. unsec. notes 1.00%, 2/1/23			534,000	498,222

Symrise AG cv. sr. unsec. notes 0.238%, 6/20/24 (Germany)		EUR	300,000	391,050

Wendel SA cv. sr. unsec. notes zero %, 7/31/19 (Units) (France)		EUR	4,613	278,780

				2,220,060
Capital goods (0.1%)

Aerojet Rocketdyne Holdings, Inc. cv. sr. unsec. sub. notes 2.25%, 12/15/23			$518,000	669,285

Airbus SE cv. sr. unsec. unsub. notes zero %, 6/14/21 (France)		EUR	800,000	1,177,703

Bekaert SA cv. sr. unsec. unsub. notes zero %, 6/9/21 (Belgium)		EUR	200,000	220,738

Dycom Industries, Inc. cv. sr. unsec. notes 0.75%, 9/15/21			$740,000	856,948

Greenbrier Cos., Inc. (The) cv. sr. unsec. notes 2.875%, 2/1/24			498,000	573,071

Horizon Global Corp. cv. sr. unsec. unsub. notes 2.75%, 7/1/22			283,000	197,797

II-VI, Inc. 144A cv. sr. unsec. notes 0.25%, 9/1/22			391,000	436,626

Kaman Corp. cv. sr. unsec. notes 3.25%, 5/1/24			621,000	748,926

MTU Aero Engines AG cv. sr. unsec. unsub. notes 0.125%, 5/17/23 (Germany)		EUR	200,000	331,276

Safran SA cv. sr. unsec. notes zero %, 12/31/20 (Units) (France)		EUR	1,983	249,890

				5,462,260
Communication services (0.1%)

America Movil SAB de CV cv. sr. unsec. unsub. notes zero %, 5/28/20 (Mexico)		EUR	1,100,000	1,260,494

Cellnex Telecom, SA cv. sr. unsec. unsub. notes 1.50%, 1/16/26 (Spain)		EUR	300,000	352,845

DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26			$1,679,000	1,626,273

RingCentral, Inc. 144A cv. sr. unsec. notes zero %, 3/15/23			235,000	248,879

Telefonica Participaciones SAU cv. company guaranty sr. unsec. unsub. notes zero %, 3/9/21 (Spain)		EUR	500,000	571,492

Telenor East Holding II AS cv. company guaranty sr. unsec. unsub. notes 0.25%, 9/20/19 (Norway)			$400,000	385,733

Vodafone Group PLC cv. sr. unsec. unsub. notes zero %, 11/26/20 (United Kingdom)		GBP	300,000	377,087

				4,822,803
Conglomerates (—%)

Siemens Financieringsmaatschappij NV cv. company guaranty sr. unsec. unsub. notes 1.65%, 8/16/19 (Netherlands)			$500,000	576,065

				576,065
Consumer cyclicals (0.2%)

Caesars Entertainment Corp. cv. sr. unsec. notes 5.00%, 10/1/24			317,148	542,413

Compagnie Generale des Etablissements Michelin SCA cv. sr. unsec. unsub. notes zero %, 1/10/22 (France)			400,000	388,000

Ctrip.com International, Ltd. cv. sr. unsec. notes 1.25%, 9/15/22 (China)			693,000	711,205

Euronet Worldwide, Inc. cv. sr. unsec. bonds 1.50%, 10/1/44			501,000	613,966

Liberty Interactive, LLC 144A cv. sr. unsec. bonds 1.75%, 9/30/46			1,194,000	1,301,209

Liberty Media Corp. cv. sr. unsec. bonds 1.375%, 10/15/23			1,235,000	1,536,303

Liberty Media Corp. cv. sr. unsec. notes 1.00%, 1/30/23			140,000	163,736

Live Nation Entertainment, Inc. 144A cv. sr. unsec. notes 2.50%, 3/15/23			807,000	835,578

LVMH Moet Hennessy Louis Vuitton SA cv. sr. unsec. notes zero %, 2/16/21 (Units) (France)			596	205,769

Macquarie Infrastructure Corp. cv. sr. unsec. unsub. notes 2.00%, 10/1/23			324,000	287,344

Navistar International Corp. cv. sr. unsec. sub. bonds 4.75%, 4/15/19			213,000	219,513

Priceline Group, Inc. (The) cv. sr. unsec. bonds 0.90%, 9/15/21			425,000	507,750

Priceline Group, Inc. (The) cv. sr. unsec. unsub. notes 0.35%, 6/15/20			604,000	935,080

Square, Inc. cv. sr. unsec. unsub. notes 0.375%, 3/1/22			186,000	502,168

Square, Inc. 144A cv. sr. unsec. notes 0.50%, 5/15/23			805,000	860,848

Tesla, Inc. cv. sr. unsec. sub. notes 2.375%, 3/15/22			351,000	425,867

Valeo SA cv. sr. unsec. unsub. notes zero %, 6/16/21 (France)			400,000	381,500

				10,418,249
Consumer staples (0.1%)

Chegg, Inc. 144A cv. sr. unsec. notes 0.25%, 5/15/23			368,000	435,679

IAC FinanceCo, Inc. 144A cv. company guaranty sr. unsec. notes 0.875%, 10/1/22			541,000	629,615

Liberty Expedia Holdings, Inc. cv. sr. unsec. unsub. bonds 1.00%, 6/30/47			1,100,000	1,086,291

Marine Harvest ASA cv. sr. unsec. notes 0.125%, 11/5/20 (Norway)		EUR	200,000	301,000

Vector Group, Ltd. cv. sr. unsec. sub. notes 1.75%, 4/15/20			$356,000	374,661

Wayfair, Inc. 144A cv. sr. unsec. sub. notes 0.375%, 9/1/22			485,000	624,807

				3,452,053
Energy (0.1%)

BP Capital Markets PLC cv. company guaranty sr. unsec. unsub. notes 1.00%, 4/28/23 (United Kingdom)		GBP	200,000	351,384

CHC Group, LLC/CHC Finance Ltd. cv. notes Ser. AI, zero %, 10/1/20 (acquired 2/2/17, cost $372,917) (Cayman Islands)(RES)			$566,658	566,658

Cheniere Energy, Inc. cv. sr. unsec. unsub. notes 4.25%, 3/15/45			232,000	183,674

Chesapeake Energy Corp. cv. company guaranty sr. unsec. notes 5.50%, 9/15/26			1,008,000	1,024,416

Oasis Petroleum, Inc. cv. sr. unsec. notes 2.625%, 9/15/23			436,000	565,704

RAG-Stiftung cv. sr. unsec. unsub. notes zero %, 2/18/21 (Germany)		EUR	500,000	625,742

TOTAL SA cv. sr. unsec. unsub. notes 0.50%, 12/2/22 (France)			$600,000	656,220

Whiting Petroleum Corp. cv. company guaranty sr. unsec. unsub. notes 1.25%, 4/1/20			580,000	553,570

				4,527,368
Financials (0.1%)

Blackstone Mortgage Trust, Inc. cv. sr. unsec. notes 4.75%, 3/15/23(R)			272,000	263,616

Deutsche Wohnen SE cv. sr. unsec. unsub. notes 0.60%, 1/5/26 (Germany)		EUR	600,000	737,466

Heritage Insurance Holdings, Inc. 144A cv. company guaranty sr. unsec. bonds 5.875%, 8/1/37			$350,000	440,521

IH Merger Sub, LLC cv. company guaranty sr. unsec. notes 3.50%, 1/15/22(R)			888,000	988,883

JPMorgan Chase Financial Co., LLC cv. company guaranty sr. unsec. notes 0.25%, 5/1/23			420,000	402,140

Starwood Property Trust, Inc. cv. sr. unsec. unsub. notes 4.00%, 1/15/19(R)			610,000	678,992

Unibail-Rodamco SE cv. sr. unsec. notes zero %, 7/1/21 (Units) (France)		EUR	1,530	520,417

				4,032,035
Health care (0.3%)

Bayer AG cv. sr. unsec. unsub. notes 0.05%, 6/15/20 (Germany)		EUR	500,000	661,267

BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes 0.599%, 8/1/24			$1,074,000	1,084,955

Clovis Oncology, Inc. cv. sr. unsec. notes 1.25%, 5/1/25			829,000	763,428

Exact Sciences Corp. cv. sr. unsec. notes 1.00%, 1/15/25			362,000	380,727

Fresenius Medical Care AG & Co KGaA cv. company guaranty sr. unsec. unsub. notes 1.125%, 1/31/20 (Germany)		EUR	200,000	293,555

Illumina, Inc. cv. sr. unsec. notes 0.50%, 6/15/21			$312,000	410,783

Insmed, Inc. cv. sr. unsec. sub. notes 1.75%, 1/15/25			456,000	418,608

Insulet Corp. 144A cv. sr. unsec. notes 1.375%, 11/15/24			445,000	499,855

Ironwood Pharmaceuticals, Inc. cv. sr. unsec. notes 2.25%, 6/15/22			444,000	588,803

Jazz Investments I, Ltd. cv. company guaranty sr. unsec. sub. bonds 1.875%, 8/15/21 (Ireland)			1,542,000	1,676,294

Medicines Co. (The) cv. sr. unsec. notes 2.50%, 1/15/22			1,141,000	1,386,310

Neurocrine Biosciences, Inc. cv. sr. unsec. notes 2.25%, 5/15/24			380,000	548,429

Nevro Corp. cv. sr. unsec. unsub. notes 1.75%, 6/1/21			397,000	431,078

Pacira Pharmaceuticals, Inc./Delaware cv. sr. unsec. sub. notes 2.375%, 4/1/22			728,000	674,759

Supernus Pharmaceuticals, Inc. 144A cv. sr. unsec. notes 0.625%, 4/1/23			594,000	723,895

Teladoc, Inc. 144A cv. sr. unsec. notes 1.375%, 5/15/25			740,000	931,023

Wright Medical Group, Inc. cv. sr. unsec. notes 2.00%, 2/15/20			626,000	677,255

				12,151,024
Technology (0.6%)

Akamai Technologies, Inc. 144A cv. sr. unsec. notes 0.125%, 5/1/25			924,000	925,252

Carbonite, Inc. cv. sr. unsec. unsub. notes 2.50%, 4/1/22			195,000	289,088

Citrix Systems, Inc. cv. sr. unsec. notes 0.50%, 4/15/19			328,000	476,254

Coupa Software, Inc. 144A cv. sr. unsec. notes 0.375%, 1/15/23			601,000	899,116

Cypress Semiconductor Corp. cv. sr. unsec. notes 4.50%, 1/15/22			598,000	792,743

Everbridge, Inc. cv. sr. unsec. unsub. notes 1.50%, 11/1/22			473,000	709,204

Finisar Corp. cv. sr. unsec. unsub. bonds 0.50%, 12/15/36			511,000	463,810

HubSpot, Inc. cv. sr. unsec. notes 0.25%, 6/1/22			695,000	992,851

Inphi Corp. cv. sr. unsec. notes 0.75%, 9/1/21			367,000	342,938

Integrated Device Technology, Inc. cv. sr. unsec. unsub. notes 0.875%, 11/15/22			703,000	801,133

Intel Corp. cv. jr. unsec. sub. notes 3.25%, 8/1/39			387,000	926,274

J2 Global, Inc. cv. sr. unsec. notes 3.25%, 6/15/29			670,000	905,397

Jazz US Holdings, Inc. cv. company guaranty sr. unsec. notes 8.00%, 12/31/18			77,000	169,924

Microchip Technology, Inc. cv. sr. unsec. sub. notes 1.625%, 2/15/27			2,412,000	2,804,570

Micron Technology, Inc. cv. sr. unsec. bonds 3.00%, 11/15/43			869,000	1,564,949

Nice Systems, Inc. cv. company guaranty sr. unsec. notes 1.25%, 1/15/24			595,000	788,389

Novellus Systems, Inc. cv. company guaranty sr. unsec. notes 2.625%, 5/15/41			215,000	1,115,402

Nuance Communications, Inc. cv. sr. unsec. notes 1.25%, 4/1/25			524,000	492,617

Nutanix, Inc. 144A cv. sr. unsec. notes zero %, 1/15/23			530,000	654,385

Okta, Inc. 144A cv. sr. unsec. notes 0.25%, 2/15/23			350,000	432,021

ON Semiconductor Corp. cv. company guaranty sr. unsec. unsub. notes 1.625%, 10/15/23			673,000	851,709

ON Semiconductor Corp. cv. company guaranty sr. unsec. unsub. notes 1.00%, 12/1/20			537,000	706,467

OSI Systems, Inc. cv. sr. unsec. unsub. notes 1.25%, 9/1/22			726,000	702,456

Proofpoint, Inc. cv. sr. unsec. unsub. notes 0.75%, 6/15/20			383,000	561,749

RealPage, Inc. cv. sr. unsec. notes 1.50%, 11/15/22			823,000	1,166,168

Red Hat, Inc. cv. sr. unsec. unsub. bonds 0.25%, 10/1/19			297,000	541,134

ServiceNow, Inc. cv. sr. unsec. unsub. bonds zero %, 11/1/18			64,000	149,040

ServiceNow, Inc. cv. sr. unsec. unsub. notes zero %, 6/1/22			736,000	997,011

STMicroelectronics NV cv. sr. unsec. notes 0.25%, 7/3/24 (France)			400,000	480,740

STMicroelectronics NV cv. sr. unsec. notes zero %, 7/3/22 (France)			200,000	239,248

Teradyne, Inc. cv. sr. unsec. notes 1.25%, 12/15/23			550,000	732,106

TTM Technologies, Inc. cv. sr. unsec. notes 1.75%, 12/15/20			194,000	361,494

Twitter, Inc. cv. sr. unsec. unsub. bonds 1.00%, 9/15/21			495,000	478,966

Twitter, Inc. 144A cv. sr. unsec. notes 0.25%, 6/15/24			361,000	372,922

Vocera Communications, Inc. 144A cv. sr. unsec. notes 1.50%, 5/15/23			252,000	279,790

Western Digital Corp. 144A cv. company guaranty sr. unsec. notes 1.50%, 2/1/24			634,000	640,987

Wix.com, Ltd. 144A cv. sr. unsec. notes zero %, 7/1/23 (Israel)			264,000	260,395

Workday, Inc. 144A cv. sr. unsec. notes 0.25%, 10/1/22			729,000	765,289

Yahoo!, Inc. cv. sr. unsec. bonds zero %, 12/1/18			517,000	705,168

				27,539,156
Transportation (—%)

Air Transport Services Group, Inc. 144A cv. sr. unsec. notes 1.125%, 10/15/24			559,000	544,636

DP World, Ltd. cv. sr. unsec. unsub. notes 1.75%, 6/19/24 (United Arab Emirates)			200,000	207,244

Scorpio Tankers, Inc. 144A cv. sr. unsec. sub. notes 2.375%, 7/1/19			257,000	249,019

				1,000,899
Utilities and power (—%)

Eni SpA cv. sr. unsec. unsub. notes zero %, 4/13/22, (Italy)		EUR	200,000	247,574

Iberdrola International BV cv. company guaranty sr. unsec. unsub. notes zero %, 11/11/22 (Spain)		EUR	300,000	353,318

SUEZ cv. sr. unsec. notes zero %, 2/27/20 (Units) (France)		EUR	19,037	404,469

Veolia Environnement SA cv. sr. unsec. notes zero %, 3/15/21 (Units) (France)		EUR	10,519	356,239

				1,361,600

Total convertible bonds and notes (cost $74,461,703)				$77,563,572

SENIOR LOANS (1.5%)(a)(c)
			Principal amount	Value

Academy, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 5.988%, 7/2/22			$1,390,857	$1,157,019

Air Methods Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.834%, 4/21/24			1,027,695	983,697

Avaya, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 6.323%, 12/15/24			3,417,825	3,424,234

Azek Co., LLC (The) bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 4.75%, 5/5/24			840,000	839,475

Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 6.611%, 6/21/24			3,908,605	3,910,825

BWAY Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.588%, 4/3/24			808,888	808,888

California Resources Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 6.838%, 11/17/22			2,095,000	2,129,044

CCC Information Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 6.75%), 8.844%, 3/30/25			808,000	810,020

Chesapeake Energy Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 7.50%), 9.594%, 8/23/21			2,280,000	2,378,325

Eagleclaw Midstream Ventures, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 6.421%, 6/30/24			2,090,720	2,044,986

First Data Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 2.00%), 4.091%, 4/26/24			599,478	595,432

Forterra Finance, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 5.094%, 10/25/23			2,542,088	2,365,202

FTS International, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 6.844%, 4/16/21			1,837,278	1,844,934

HFOTCO, LLC bank term loan FRN Ser. B1, (BBA LIBOR USD 3 Month + 2.75%), 2.75%, 6/19/25			3,250,000	3,247,293

iHeartCommunications, Inc. bank term loan FRN Ser. D, (BBA LIBOR USD 3 Month + 6.75%), 8.844%, 1/30/19 (In default)(NON)			2,744,000	2,087,726

Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 9.25%), 11.604%, 5/21/24			3,665,000	3,619,188

Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 7.509%, 10/16/23			1,166,983	1,157,259

KCA Deutag Alpha, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 6.75%), 9.021%, 3/21/23			2,048,976	2,038,731

KCA Deutag US Finance, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 5.25%), 7.806%, 5/16/20			105,000	104,475

Kronos, Inc./MA bank term loan FRN (BBA LIBOR USD 3 Month + 8.25%), 10.608%, 11/1/24			1,125,000	1,161,563

Kronos, Inc./MA bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.222%, 11/1/23			615,240	613,939

Murray Energy Corp. bank term loan FRN Ser. B2, (BBA LIBOR USD 3 Month + 7.25%), 9.344%, 4/17/20			1,392,000	1,311,960

Navistar, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.53%, 11/6/24			4,563,563	4,573,069

Neiman Marcus Group, Ltd., Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 5.263%, 10/25/20			1,749,313	1,547,267

Oryx Southern Delaware Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.267%, 2/28/25			1,501,238	1,484,349

Rackspace Hosting, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 5.363%, 11/3/23			1,888,443	1,862,477

Revlon Consumer Products Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.594%, 9/7/23			3,440,706	2,666,547

Reynolds Group Holdings, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 4.844%, 2/5/23			1,655,576	1,651,897

Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 9.873%, 2/28/26			1,360,000	1,332,800

Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 5.373%, 2/28/25			2,116,400	2,111,110

Talbots, Inc. (The) bank term loan FRN (BBA LIBOR USD 3 Month + 8.50%), 10.594%, 3/19/21			2,088,649	2,020,768

Talbots, Inc. (The) bank term loan FRN (BBA LIBOR USD 3 Month + 4.50%), 6.594%, 3/19/20			2,046,521	2,015,823

Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.202%, 3/28/25			3,750,600	3,691,739

Vertiv Intermediate Holding II Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 6.001%, 11/15/23			2,414,262	2,381,066

Werner Finco LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 5.983%, 7/24/24			1,042,381	1,042,381

Total senior loans (cost $68,389,243)				$67,015,508

ASSET-BACKED SECURITIES (0.1%)(a)
			Principal amount	Value

Nationstar HECM Loan Trust 144A Ser. 18-1A, Class M5, 6.00%, 2/25/28(WAC)			$4,730,000	$4,602,290

Total asset-backed securities (cost $4,602,647)				$4,602,290

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value

Barclays Bank PLC

NOK/SEK (Put)	Jul-18/SEK 1.08	$36,613,929	NOK	298,196,650	$8,934

Goldman Sachs International

NOK/SEK (Put)	Jul-18/SEK 1.08	36,613,929	NOK	298,196,650	8,934

HSBC Bank USA, National Association

EUR/SEK (Put)	Aug-18/SEK 10.00	139,601,556	EUR	119,542,350	30,991

NOK/SEK (Put)	Jul-18/SEK 1.07	36,613,929	NOK	298,196,650	7,103

JPMorgan Chase Bank N.A.

Federal National Mortgage Association 30 yr 2.50% TBA commitments (Call)	Jul-18/$93.22	64,000,000		$64,000,000	365,056

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Jul-18/96.48	266,000,000		266,000,000	1,144,598

Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Sep-18/98.84	198,000,000		198,000,000	702,504

Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Sep-18/98.68	198,000,000		198,000,000	603,306

Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Sep-18/98.52	198,000,000		198,000,000	516,384

Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Jul-18/98.91	192,000,000		192,000,000	13,824

Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Jul-18/98.75	192,000,000		192,000,000	4,992

Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Jul-18/98.59	192,000,000		192,000,000	1,536

Total purchased options outstanding (cost $9,168,649)					$3,408,162

COMMON STOCKS (—%)(a)
		Shares	Value

Nine Point Energy(F)		35,852	$493,324

Total common stocks (cost $474,672)			$493,324

SHORT-TERM INVESTMENTS (27.9%)(a)
		Principal amount/shares	Value

AbbVie, Inc. commercial paper 2.203%, 7/11/18		$10,000,000	$9,992,690

American Electric Power Co., Inc. commercial paper 2.375%, 7/30/18		10,000,000	9,979,729

Aon Corp. commercial paper 2.375%, 7/25/18		12,000,000	11,979,772

AT&T, Inc. commercial paper 2.407%, 7/20/18		10,000,000	9,986,490

Aviation Capital Group, LLC commercial paper 2.355%, 7/12/18		5,000,000	4,996,037

Argentina (Republic of) Central bank letters with effective yields ranging from 28.01% to 29.31%, 8/15/18 (Argentina)	ARS	257,921,000	8,494,156

Argentina (Republic of) Treasury bills with effective yields ranging from 24.66% to 25.05%, 9/19/18 (Argentina)	ARS	403,295,000	12,780,959

Bell Canada, Inc. commercial paper 2.295%, 7/12/18		$3,000,000	2,997,622

Berkshire Hathaway Energy Co. commercial paper 2.252%, 7/13/18		10,000,000	9,991,079

CAFCO, LLC asset backed commercial paper 2.274%, 8/21/18		10,000,000	9,969,024

Chariot Funding, LLC asset backed commercial paper 2.369%, 10/22/18		15,000,000	14,886,438

CHARTA, LLC asset backed commercial paper 2.053%, 7/17/18		15,000,000	14,984,775

Constellation Brands, Inc. commercial paper 2.405%, 7/12/18		5,000,000	4,995,495

Constellation Brands, Inc. commercial paper 2.353%, 7/3/18		7,000,000	6,998,077

Consolidated Edison, Inc. commercial paper 2.202%, 7/10/18		10,000,000	9,993,308

Consolidated Edison, Inc. commercial paper 2.161%, 7/5/18		10,000,000	9,996,372

CRC Funding, LLC asset backed commercial paper 2.253%, 8/29/18		20,000,000	19,927,342

CRH America Finance, Inc. commercial paper 2.435%, 7/9/18		14,000,000	13,991,192

CRH America Finance, Inc. commercial paper 2.324%, 7/6/18		9,100,000	9,096,019

Dollar General Corp. commercial paper 2.301%, 7/2/18		17,500,000	17,496,748

Duke Energy Corp. commercial paper 2.253%, 7/5/18		11,700,000	11,695,622

Eastman Chemical Co. commercial paper 2.324%, 7/9/18		3,000,000	2,998,112

Eastman Chemical Co. commercial paper 2.224%, 7/2/18		8,000,000	7,998,513

Energy Transfer Partners LP commercial paper 2.701%, 7/2/18		20,000,000	19,995,883

Eni Finance USA, Inc. commercial paper 2.254%, 7/6/18		11,025,000	11,020,177

Enterprise Products Operating, LLC commercial paper 2.355%, 7/31/18		5,738,000	5,725,978

FMC Technologies, Inc. commercial paper 2.305%, 7/11/18		10,000,000	9,992,417

FMC Technologies, Inc. commercial paper 2.255%, 7/9/18		10,000,000	9,993,708

Ford Motor Credit Co., LLC commercial paper 2.487%, 10/1/18		10,000,000	9,936,863

General Motors Financial Co., Inc. commercial paper 2.558%, 8/6/18		5,000,000	4,986,510

General Motors Financial Co., Inc. commercial paper 2.402%, 7/10/18		9,500,000	9,492,772

Gotham Funding Corp. asset backed commercial paper 2.054%, 7/31/18		20,000,000	19,963,129

IBM Credit, LLC commercial paper 2.109%, 9/4/18		10,000,000	9,961,494

Interest in $83,000,000 tri-party repurchase agreement dated 6/29/18 with Citigroup Global Markets, Inc. due 7/2/18 - maturity value of $83,014,663 for an effective yield of 2.120% (collateralized by a U.S. Treasury note, a U.S. Treasury bond and a mortgage backed security with coupon rates ranging from 1.875% to 3.560% and due dates ranging from 12/31/19 to 6/15/60, valued at $84,660,001)		83,000,000	83,000,000

Interest in $82,526,000 tri-party repurchase agreement dated 6/29/18 with Merrill Lynch, Pierce, Fenner & Smith, Inc. due 7/2/18 - maturity value of $82,540,511 for an effective yield of 2.110% (collateralized by various mortgage backed securities with coupon rates ranging from 3.500% to 4.000% and due dates ranging from 12/1/46 to 7/1/47, valued at $84,176,521)		82,526,000	82,526,000

Interpublic Group of Cos., Inc. (The) commercial paper 2.271%, 7/2/18		17,200,000	17,176,763

LVMH Moet Hennessy Louis Vuitton SA commercial paper 2.313%, 8/21/18		10,000,000	9,969,289

LVMH Moet Hennessy Louis Vuitton SA commercial paper 2.305%, 7/23/18		10,000,000	9,986,507

Magna International, Inc. commercial paper 2.405%, 7/20/18		10,000,000	9,986,490

Magna International, Inc. commercial paper 2.334%, 7/11/18		2,375,000	2,373,194

Manhattan Asset Funding Co., LLC asset backed commercial paper 2.187%, 8/14/18		15,000,000	14,958,888

Marriott International, Inc./MD commercial paper 2.410%, 7/17/18		7,500,000	7,491,368

MetLife Short Term Funding, LLC asset backed commercial paper 2.263%, 8/20/18		13,000,000	12,960,135

MetLife Short Term Funding, LLC asset backed commercial paper 2.254%, 8/27/18		7,000,000	6,975,369

National Grid USA commercial paper 2.458%, 8/6/18		10,000,000	9,974,888

NRW.Bank commercial paper 2.067%, 7/13/18		20,000,000	19,984,258

Nutrien, Ltd. commercial paper 2.325%, 7/13/18		13,500,000	13,486,886

PPL Capital Funding, Inc. commercial paper 2.351%, 7/2/18		3,000,000	2,999,443

Putnam Short Term Investment Fund 2.04%(AFF)	Shares	281,728,729	281,728,729

Reckitt Benckiser Treasury Services PLC commercial paper 2.409%, 8/17/18		$13,850,000	13,811,034

Regency Markets No. 1, LLC asset backed commercial paper 2.054%, 7/16/18		10,000,000	9,990,428

Regency Markets No. 1, LLC asset backed commercial paper 2.003%, 7/12/18		10,000,000	9,992,749

Simon Property Group LP commercial paper 2.087%, 8/20/18		20,000,000	19,940,027

Southern Co. Funding Corp. (The) commercial paper 2.405%, 7/11/18		3,700,000	3,697,194

Southern Co. Funding Corp. (The) commercial paper 2.352%, 7/5/18		10,925,000	10,920,912

Stanley Black & Decker, Inc. commercial paper 2.200%, 7/2/18		15,000,000	14,997,288

State Street Institutional U.S. Government Money Market Fund, Premier Class 1.82%(P)	Shares	11,508,000	11,508,000

Suncor Energy, Inc. commercial paper 2.480%, 8/21/18		$8,000,000	7,971,392

Suncor Energy, Inc. commercial paper 2.427%, 8/9/18		7,500,000	7,479,585

U.S. Treasury Bills 1.930%, 9/13/18(SEGSF)(SEGCCS)		25,195,000	25,098,951

U.S. Treasury Bills 1.910%, 9/6/18(SEG)(SEGSF)(SEGCCS)(SEGTBA)		44,779,000	44,624,867

U.S. Treasury Bills 1.905%, 8/16/18(SEG)(SEGSF)(SEGCCS)		3,371,000	3,363,300

U.S. Treasury Bills 1.903%, 8/23/18(SEG)(SEGSF)(SEGCCS)		35,250,000	35,156,827

U.S. Treasury Bills 1.894%, 9/20/18(SEGCCS)(SEGTBA)		2,469,000	2,458,713

U.S. Treasury Bills 1.877%, 8/9/18(SEG)(SEGSF)(SEGCCS)		41,056,000	40,977,021

U.S. Treasury Bills 1.848%, 8/2/18(SEG)(SEGSF)(SEGCCS)		7,402,000	7,390,466

U.S. Treasury Bills 1.838%, 7/26/18(SEG)(SEGSF)(SEGCCS)		14,128,000	14,111,636

U.S. Treasury Bills 1.838%, 7/19/18(SEGSF)(SEGCCS)		6,734,000	6,728,475

U.S. Treasury Bills 1.807%, 7/5/18(SEGSF)(SEGCCS)		24,731,000	24,727,579

U.S. Treasury Bills 1.756%, 7/12/18(SEGSF)(SEGCCS)		13,515,000	13,508,707

UDR, Inc. commercial paper 2.460%, 7/2/18		15,225,000	15,222,171

WPP CP, LLC commercial paper 2.455%, 7/9/18		12,025,000	12,017,434

Total short-term investments (cost $1,301,500,498)			$1,288,567,465

TOTAL INVESTMENTS

Total investments (cost $5,734,036,196)			$5,654,132,251

FORWARD CURRENCY CONTRACTS at 6/30/18 (aggregate face value $2,484,930,656) (Unaudited)

Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)

Bank of America N.A.
	Australian Dollar	Buy	7/18/18	$50,106,590	$52,687,432	$(2,580,842)
	British Pound	Sell	9/19/18	18,495,167	18,330,764	(164,403)
	Canadian Dollar	Buy	7/18/18	133,153	145,220	(12,067)
	Euro	Sell	9/19/18	27,538,262	27,679,175	140,913
	Japanese Yen	Sell	8/16/18	21,868,473	22,244,841	376,368
	New Taiwan Dollar	Buy	8/16/18	873,821	652,054	221,767
	New Zealand Dollar	Sell	7/18/18	17,991,183	18,720,156	728,973
	Norwegian Krone	Buy	9/19/18	57,497,259	57,368,885	128,374
	Swedish Krona	Sell	9/19/18	27,179,118	27,665,314	486,196
Barclays Bank PLC
	Australian Dollar	Buy	7/18/18	56,002,950	58,099,384	(2,096,434)
	British Pound	Buy	9/19/18	20,866,325	21,165,122	(298,797)
	Canadian Dollar	Sell	7/18/18	18,051,313	18,242,932	191,619
	Euro	Sell	9/19/18	36,481,311	36,588,614	107,303
	Hong Kong Dollar	Sell	8/16/18	4,792,330	4,790,670	(1,660)
	Japanese Yen	Sell	8/16/18	3,202,466	3,106,686	(95,780)
	Norwegian Krone	Buy	9/19/18	27,804,075	27,758,575	45,500
	Swedish Krona	Sell	9/19/18	42,640,294	43,430,393	790,099
Citibank, N.A.
	Australian Dollar	Buy	7/18/18	48,900,053	51,008,113	(2,108,060)
	Brazilian Real	Buy	7/3/18	16,260,569	19,238,628	(2,978,059)
	Brazilian Real	Sell	7/3/18	16,260,569	19,221,612	2,961,043
	British Pound	Sell	9/19/18	14,309,718	14,484,500	174,782
	Canadian Dollar	Buy	7/18/18	24,510,178	24,883,352	(373,174)
	Canadian Dollar	Sell	7/18/18	24,510,178	24,222,240	(287,938)
	Euro	Sell	9/19/18	29,315,102	29,318,610	3,508
	Japanese Yen	Buy	8/16/18	8,901,372	9,071,890	(170,518)
	New Zealand Dollar	Sell	7/18/18	46,797,827	52,057,484	5,259,657
	Norwegian Krone	Buy	9/19/18	9,800,425	9,784,866	15,559
	Swedish Krona	Sell	9/19/18	31,097,957	31,891,643	793,686
Credit Suisse International
	Australian Dollar	Buy	7/18/18	61,201,941	63,079,192	(1,877,251)
	British Pound	Buy	9/19/18	1,186,307	1,132,152	54,155
	Canadian Dollar	Buy	7/18/18	17,816,280	18,367,209	(550,929)
	Canadian Dollar	Sell	7/18/18	17,816,280	18,607,451	791,171
	Euro	Sell	9/19/18	28,167,503	28,310,545	143,042
	Japanese Yen	Sell	8/16/18	17,007,047	17,219,458	212,411
	New Zealand Dollar	Sell	7/18/18	26,945,086	27,403,520	458,434
	Swedish Krona	Sell	9/19/18	36,608,054	37,268,401	660,347
Goldman Sachs International
	Australian Dollar	Buy	7/18/18	23,013,588	26,133,355	(3,119,767)
	Brazilian Real	Buy	7/3/18	25,899,555	29,769,760	(3,870,205)
	Brazilian Real	Sell	7/3/18	25,899,555	30,267,882	4,368,327
	Brazilian Real	Sell	10/2/18	1,239,708	1,280,433	40,725
	British Pound	Sell	9/19/18	16,389,001	16,575,977	186,976
	Canadian Dollar	Buy	7/18/18	11,923,046	12,091,471	(168,425)
	Chinese Yuan (Offshore)	Sell	8/16/18	969,032	535,804	(433,228)
	Euro	Sell	9/19/18	39,837,774	39,795,626	(42,148)
	Japanese Yen	Buy	8/16/18	8,851,883	8,962,225	(110,342)
	New Taiwan Dollar	Buy	8/16/18	502,739	446,999	55,740
	New Zealand Dollar	Sell	7/18/18	47,491,248	47,858,306	367,058
	Norwegian Krone	Buy	9/19/18	230,371,383	230,214,278	157,105
	South African Rand	Buy	7/18/18	2,012,127	2,726,759	(714,632)
	Swedish Krona	Sell	9/19/18	29,799,311	31,070,879	1,271,568
HSBC Bank USA, National Association
	Australian Dollar	Buy	7/18/18	37,103,707	38,640,088	(1,536,381)
	British Pound	Buy	9/19/18	18,531,586	18,745,273	(213,687)
	Chinese Yuan (Offshore)	Sell	8/16/18	969,002	541,116	(427,886)
	Japanese Yen	Sell	8/16/18	17,138,446	17,115,493	(22,953)
	Mexican Peso	Buy	7/18/18	6,068,122	6,539,038	(470,916)
	New Zealand Dollar	Sell	7/18/18	35,046,812	35,777,007	730,195
	Swedish Krona	Sell	9/19/18	43,129,230	43,857,064	727,834
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	7/18/18	2,313,238	4,282,614	(1,969,376)
	British Pound	Buy	9/19/18	9,539,725	9,596,060	(56,335)
	Canadian Dollar	Sell	7/18/18	459,032	460,339	1,307
	Euro	Sell	9/19/18	17,108,973	17,071,631	(37,342)
	Japanese Yen	Sell	8/16/18	11,301,450	11,008,720	(292,730)
	Norwegian Krone	Buy	9/19/18	62,075,333	61,896,143	179,190
	Russian Ruble	Buy	9/19/18	17,700,512	17,912,830	(212,318)
	Russian Ruble	Sell	9/19/18	17,700,512	17,821,838	121,326
	Swedish Krona	Sell	9/19/18	53,173,010	54,071,636	898,626
	Swiss Franc	Sell	9/19/18	1,552,787	1,568,872	16,085
NatWest Markets PLC
	Canadian Dollar	Buy	7/18/18	19,064,487	18,841,898	222,589
	Canadian Dollar	Sell	7/18/18	19,064,487	18,979,612	(84,875)
	Euro	Sell	9/19/18	18,455,317	18,361,097	(94,220)
	Japanese Yen	Buy	8/16/18	19,222,067	19,269,717	(47,650)
	Swedish Krona	Sell	9/19/18	43,346,784	44,369,644	1,022,860
State Street Bank and Trust Co.
	Australian Dollar	Buy	7/18/18	28,870,058	30,944,824	(2,074,766)
	British Pound	Sell	9/19/18	5,402,877	5,453,960	51,083
	Canadian Dollar	Sell	7/18/18	10,767,971	10,677,899	(90,072)
	Euro	Sell	9/19/18	54,167,723	54,109,420	(58,303)
	Japanese Yen	Buy	8/16/18	9,494,842	9,552,832	(57,990)
	New Zealand Dollar	Sell	7/18/18	24,934,657	25,930,988	996,331
	Norwegian Krone	Buy	9/19/18	68,297,730	68,237,935	59,795
	Swedish Krona	Sell	9/19/18	112,236,416	114,867,774	2,631,358
UBS AG
	Australian Dollar	Buy	7/18/18	29,794,849	30,727,873	(933,024)
	British Pound	Sell	9/19/18	3,446,888	3,488,039	41,151
	Canadian Dollar	Buy	7/18/18	18,744,997	18,907,716	(162,719)
	Canadian Dollar	Sell	7/18/18	18,744,997	19,242,819	497,822
	Euro	Sell	9/19/18	20,659,481	20,656,208	(3,273)
	Japanese Yen	Sell	8/16/18	16,931,246	17,047,924	116,678
	New Zealand Dollar	Sell	7/18/18	43,881,917	46,828,002	2,946,085
	Norwegian Krone	Buy	9/19/18	46,513,498	46,402,861	110,637
	Swedish Krona	Sell	9/19/18	28,494,218	29,394,891	900,673
WestPac Banking Corp.
	Australian Dollar	Buy	7/18/18	28,108,969	29,528,714	(1,419,745)
	Canadian Dollar	Buy	7/18/18	976,728	971,887	4,841
	Canadian Dollar	Sell	7/18/18	976,728	980,973	4,245
	Japanese Yen	Sell	8/16/18	11,134,774	11,272,550	137,776

Unrealized appreciation						33,610,893

Unrealized (depreciation)						(32,321,220)

Total						$1,289,673
* The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 6/30/18 (Unaudited)

	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)

Euro-BTP Italian Government Bond (Long)	330	$49,034,988	$49,034,988	Sep-18	$380,532
Euro-Bund 10 yr (Short)	666	126,424,043	126,424,045	Sep-18	(896,129)
Euro-OAT 10 yr (Short)	88	15,881,519	15,881,520	Sep-18	(139,988)
U.S. Treasury Note Ultra 10 yr (Long)	355	45,523,203	45,523,203	Sep-18	540,240

Unrealized appreciation					920,772

Unrealized (depreciation)					(1,036,117)

Total					$(115,345)

WRITTEN SWAP OPTIONS OUTSTANDING at 6/30/18 (premiums $94,355,458) (Unaudited)

Counterparty Fixed Obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike		Notional/ Contract amount	Value

Bank of America N.A.

(2.2625)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.2625		$313,075,600	$3,131
(1.9325)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.9325		695,724,000	180,888
2.2625/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.2625		313,075,600	1,944,199
1.9325/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.9325		695,724,000	7,270,316
Barclays Bank PLC

2.9425/3 month USD-LIBOR-BBA/Jul-28	Jul-18/2.9425		84,896,200	65,370
(2.9425)/3 month USD-LIBOR-BBA/Jul-28	Jul-18/2.9425		84,896,200	150,266
2.813/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.813		329,356,000	1,577,615
(2.98)/3 month USD-LIBOR-BBA/Jul-28	Jul-18/2.98		261,087,800	1,905,941
Citibank, N.A.

1.291/6 month EUR-EURIBOR-Reuters/Jul-23	Jul-18/1.291	EUR	75,839,000	89
(2.6325)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.6325		$278,289,600	27,829
(2.739)/3 month USD-LIBOR-BBA/Jul-28	Jul-18/2.739		276,946,400	96,931
3.03/3 month USD-LIBOR-BBA/Jul-28	Jul-18/3.03		260,317,100	106,730
3.126/3 month USD-LIBOR-BBA/Aug-28	Aug-18/3.126		261,087,800	321,138
3.029/3 month USD-LIBOR-BBA/Jul-28	Jul-18/3.029		276,946,400	354,491
3.09/3 month USD-LIBOR-BBA/Jun-24	Jun-19/3.09		185,212,600	1,702,104
2.663/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.663		329,356,000	2,203,392
(3.03)/3 month USD-LIBOR-BBA/Jul-28	Jul-18/3.03		260,317,100	2,340,251
Credit Suisse International

3.3575/3 month USD-LIBOR-BBA/Aug-28	Aug-18/3.3575		276,946,400	72,006
3.10/3 month USD-LIBOR-BBA/Jul-28	Jul-18/3.10		261,087,800	242,812
(2.915)/3 month USD-LIBOR-BBA/Jul-28	Jul-18/2.915		83,083,800	356,430
2.973/3 month USD-LIBOR-BBA/Sep-22	Sep-18/2.973		463,031,600	1,296,488
(2.973)/3 month USD-LIBOR-BBA/Sep-22	Sep-18/2.973		463,031,600	2,454,067
Goldman Sachs International

(2.3025)/3 month USD-LIBOR-BBA/Oct-19	Oct-18/2.3025		556,579,200	77,921
3.05/3 month USD-LIBOR-BBA/Jul-28	Jul-18/3.05		261,087,800	187,983
2.8875/3 month USD-LIBOR-BBA/Sep-20	Sep-18/2.8875		738,523,900	1,048,704
2.85/3 month USD-LIBOR-BBA/Sep-20	Sep-18/2.85		738,523,900	1,196,409
(2.85)/3 month USD-LIBOR-BBA/Sep-20	Sep-18/2.85		738,523,900	1,218,564
(2.8875)/3 month USD-LIBOR-BBA/Sep-20	Sep-18/2.8875		738,523,900	1,528,744
(3.05)/3 month USD-LIBOR-BBA/Jul-28	Jul-18/3.05		261,087,800	2,858,911
(1.6975)/3 month GBP-LIBOR-BBA/Oct-38	Oct-18/1.6975	GBP	95,392,000	2,935,839
2.01/6 month EUR-EURIBOR-Reuters/Dec-37	Dec-27/2.01	EUR	47,696,800	3,705,742
(2.01)/6 month EUR-EURIBOR-Reuters/Dec-37	Dec-27/2.01	EUR	47,696,800	3,753,645
JPMorgan Chase Bank N.A.

(2.25)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.25		$313,075,600	3,131
(1.919)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.919		695,724,000	173,931
3.055/3 month USD-LIBOR-BBA/Sep-20	Sep-18/3.055		555,638,100	238,924
2.975/3 month USD-LIBOR-BBA/Sep-20	Sep-18/2.975		555,638,100	444,510
(1.106)/3 month GBP-LIBOR-BBA/Nov-27	Nov-22/1.106	GBP	52,466,500	959,011
2.25/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.25		$313,075,600	1,978,638
2.77/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.77		556,579,200	2,888,646
(1.733)/6 month EUR-EURIBOR-Reuters/Sep-39	Sep-19/1.733	EUR	95,392,000	6,335,248
1.919/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.919		$695,724,000	7,353,806
Morgan Stanley & Co. International PLC

3.0625/3 month USD-LIBOR-BBA/Jul-28	Jul-18/3.0625		212,240,700	212
(2.8425)/3 month USD-LIBOR-BBA/Jul-28	Jul-18/2.8425		212,240,700	2,122
(2.8525)/3 month USD-LIBOR-BBA/Jul-28	Jul-18/2.8525		83,083,800	145,397
3.1225/3 month USD-LIBOR-BBA/Jul-28	Jul-18/3.1225		348,116,900	201,908
3.255/3 month USD-LIBOR-BBA/Aug-28	Aug-18/3.255		260,317,100	278,539
3.24/3 month USD-LIBOR-BBA/Sep-28	Sep-18/3.24		174,058,800	389,892
(2.75)/3 month USD-LIBOR-BBA/Dec-47	Dec-24/2.75		10,000,000	809,500
2.75/3 month USD-LIBOR-BBA/Aug-20	Aug-18/2.75		369,261,700	956,388
3.02/3 month USD-LIBOR-BBA/Jul-28	Jul-18/3.02		525,550,100	1,319,131
2.655/3 month USD-LIBOR-BBA/Jul-20	Jul-18/2.655		738,523,800	1,994,014
(2.99)/3 month USD-LIBOR-BBA/Sep-28	Sep-18/2.99		174,058,800	2,093,927
(2.9725)/3 month USD-LIBOR-BBA/Jul-28	Jul-18/2.9725		348,116,900	2,308,015
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-25/3.00		44,214,400	4,398,891
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-25/3.00		44,214,400	4,403,312
(3.02)/3 month USD-LIBOR-BBA/Jul-28	Jul-18/3.02		525,550,100	5,218,712

Total				$88,080,751

WRITTEN OPTIONS OUTSTANDING at 6/30/18 (premiums $8,020,313) (Unaudited)

Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value

JPMorgan Chase Bank N.A.

Federal National Mortgage Association 30 yr 2.50% TBA commitments (Put)	Jul-18/$93.22	$64,000,000	$64,000,000	$20,032
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Jul-18/96.48	266,000,000	266,000,000	84,854
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Sep-18/98.27	198,000,000	198,000,000	396,990
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Sep-18/98.11	198,000,000	198,000,000	337,590
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Sep-18/97.95	198,000,000	198,000,000	286,506
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Sep-18/97.70	198,000,000	198,000,000	217,404
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Sep-18/97.54	198,000,000	198,000,000	183,348
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Sep-18/97.38	198,000,000	198,000,000	154,044
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Jul-18/98.55	192,000,000	192,000,000	960
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Jul-18/97.88	192,000,000	192,000,000	192
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Jul-18/98.39	192,000,000	192,000,000	192
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Jul-18/98.03	192,000,000	192,000,000	192
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Jul-18/98.23	192,000,000	192,000,000	192
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Jul-18/98.19	192,000,000	192,000,000	192

Total				$1,682,688

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 6/30/18 (Unaudited)

Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike		Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)

Bank of America N.A.

(2.203)/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.203		$69,572,100	$(1,391,442)	$1,184,117
(2.647)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647		69,572,100	(2,720,269)	217,065
(2.5925)/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925		41,743,200	(1,471,448)	(184,088)
(2.785)/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785		41,743,200	(4,479,045)	(205,794)
2.647/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647		69,572,100	(2,720,269)	(793,122)
2.785/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785		41,743,200	(4,479,045)	(1,102,855)
2.203/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.203		69,572,100	(1,391,442)	(1,195,944)
2.5925/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925		41,743,200	(1,471,448)	(1,239,773)
(2.7175)/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175		41,743,200	3,771,498	2,978,377
(2.413)/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.413		69,572,100	2,675,047	2,180,390
2.7175/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175		41,743,200	3,771,498	1,042,745
2.413/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.413		69,572,100	2,675,047	(1,195,944)
Barclays Bank PLC

(2.205)/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.205		69,572,100	(1,391,442)	1,178,551
(2.43)/3 month USD-LIBOR-BBA/Feb-22 (Purchased)	Feb-19/2.43		41,743,200	(582,318)	106,863
2.43/3 month USD-LIBOR-BBA/Feb-22 (Purchased)	Feb-19/2.43		41,743,200	(582,318)	(514,694)
2.205/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.205		69,572,100	(1,391,442)	(1,195,249)
Citibank, N.A.

(2.654)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654		69,572,100	(2,720,269)	205,238
(2.34)/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.34		11,217,000	(208,075)	169,265
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		11,217,000	(1,444,189)	138,193
2.34/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.34		11,217,000	(208,075)	(141,671)
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		11,217,000	(1,444,189)	(306,673)
2.654/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654		69,572,100	(2,720,269)	(784,773)
(2.42)/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.42		69,572,100	2,678,526	2,176,214
(2.615)/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.615		11,217,000	897,360	502,073
2.615/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.615		11,217,000	897,360	(244,867)
2.42/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.42		69,572,100	2,664,611	(1,171,594)
Goldman Sachs International

(2.47)/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.47		18,696,100	(663,712)	381,961
(2.7725)/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.7725		18,696,100	(476,751)	234,449
(2.725)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.725		18,696,100	(1,498,492)	104,885
(3.005)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/3.005		18,696,100	(1,295,640)	74,410
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		8,348,800	(1,054,036)	(18,618)
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		8,348,800	(1,054,036)	(161,967)
3.005/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/3.005		18,696,100	(1,701,345)	(211,079)
2.725/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.725		18,696,100	(1,498,492)	(221,549)
2.47/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.47		18,696,100	(663,712)	(435,993)
2.7725/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.7725		18,696,100	(897,413)	(511,151)
(2.875)/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.875		18,696,100	1,534,950	780,188
(2.584)/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.584		18,696,100	1,118,962	670,816
2.875/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.875		18,696,100	788,975	(260,063)
2.584/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.584		18,696,100	1,118,962	(466,094)
JPMorgan Chase Bank N.A.

(2.2525)/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.2525		18,696,100	(1,159,158)	177,800
(2.553)/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.553		11,217,000	(149,186)	144,699
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		11,217,000	(1,203,584)	135,165
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		18,696,100	(1,080,635)	(23,183)
(1.045)/6 month EUR-EURIBOR-Reuters/Jul-28 (Purchased)	Jul-18/1.045	EUR	273,479,500	(174,420)	(41,518)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		$18,696,100	(1,944,394)	$(65,997)
2.2525/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.2525		18,696,100	(224,353)	(79,271)
2.553/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.553		11,217,000	(274,817)	(180,145)
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		11,217,000	(1,734,148)	(386,538)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		41,743,200	(5,828,394)	(1,030,640)
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		41,743,200	(5,828,394)	(1,787,861)
(2.79)/3 month USD-LIBOR-BBA/Feb-49 (Written)	Feb-19/2.79		41,743,200	3,963,517	2,825,180
2.79/3 month USD-LIBOR-BBA/Feb-49 (Written)	Feb-19/2.79		41,743,200	3,963,517	1,492,737
(2.826)/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.826		11,217,000	1,234,992	656,868
(2.36)/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.36		18,696,100	308,486	29,166
(0.745)/6 month EUR-EURIBOR-Reuters/Jul-28 (Written)	Jul-18/0.745	EUR	273,479,500	110,994	(6,387)
2.36/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.36		$18,696,100	2,037,875	$(61,884)
2.826/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.826		11,217,000	629,274	(198,765)
Morgan Stanley & Co. International PLC

(2.155)/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.155		11,217,000	(280,425)	176,219
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		11,217,000	(1,718,444)	102,748
2.155/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.155		11,217,000	(146,943)	(98,934)
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		11,217,000	(1,206,949)	(230,509)
(2.43)/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.43		11,217,000	623,665	345,932
2.43/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.43		11,217,000	1,229,383	(233,201)

Unrealized appreciation					20,412,314

Unrealized (depreciation)					(16,988,388)

Total					$3,423,926

TBA SALE COMMITMENTS OUTSTANDING at 6/30/18 (proceeds receivable $426,224,609) (Unaudited)

Agency	Principal amount	Settlement date	Value
Federal National Mortgage Association, 4.50%, 7/1/48	$35,000,000	7/12/18	$36,443,750
Federal National Mortgage Association, 3.50%, 7/1/48	309,000,000	7/12/18	307,503,266
Federal National Mortgage Association, 3.00%, 8/1/48	43,000,000	8/13/18	41,605,858
Federal National Mortgage Association, 3.00%, 7/1/48	43,000,000	7/12/18	41,649,533

Total			$427,202,407

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/18 (Unaudited)

Swap counterparty/notional amount		Value	Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)

JPMorgan Chase Bank N.A.
MYR	59,800,000	$40,710	$—	12/12/22	3.925% — Quarterly	3 month MYR-KLIBOR-BNM — Quarterly	$(42,537)

Upfront premium received			—	Unrealized appreciation			—

Upfront premium (paid)			—		Unrealized (depreciation)		(42,537)

		Total	$—			Total	$(42,537)

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/18 (Unaudited)

	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)

		$59,812,000	$519,348	(E)	$(433)	10/27/27	3 month USD-LIBOR-BBA — Quarterly	2.74875% — Semiannually	$(519,781)
		233,714,200	1,093,549		(2,206)	3/21/23	3 month USD-LIBOR-BBA — Quarterly	2.7725% — Semiannually	552,888
		51,118,000	309,519	(E)	(575)	2/27/28	3 month USD-LIBOR-BBA — Quarterly	3.11% — Semiannually	308,945
		518,145,900	908,310	(E)	(649,636)	6/7/20	3 month USD-LIBOR-BBA — Semiannually	2.79375% — Quarterly	258,674
		518,145,900	359,593	(E)	438,471	6/7/20	3 month USD-LIBOR-BBA — Quarterly	2.90375% — Semiannually	78,877
		62,861,000	220,642	(E)	(707)	3/7/28	3 month USD-LIBOR-BBA — Quarterly	3.05125% — Semiannually	219,936
		1,973,656,500	11,995,884		(4,525,818)	6/20/23	2.75% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	7,213,586
		4,847,900	29,466		(3,568)	6/20/23	3 month USD-LIBOR-BBA — Quarterly	2.75% — Semiannually	(32,404)
		550,302,000	30,267		(1,332)	4/25/19	3 month USD-LIBOR-BBA — Quarterly	2.547% — Semiannually	121,459
		1,375,752,000	59,157		(3,329)	4/26/19	3 month USD-LIBOR-BBA — Quarterly	2.55% — Semiannually	315,072
		275,148,000	47,601		(666)	5/1/19	3 month USD-LIBOR-BBA — Quarterly	2.5371% — Semiannually	15,820
		260,317,100	721,078		1,685,138	7/3/28	3 month USD-LIBOR-BBA — Quarterly	2.899% — Semiannually	964,060
		1,197,208,000	2,442,304	(E)	(1,264,968)	9/19/23	3 month USD-LIBOR-BBA — Semiannually	2.95% — Quarterly	(3,707,272)
		67,760,000	349,235	(E)	(168,281)	9/19/28	3 month USD-LIBOR-BBA — Quarterly	3.00% — Semiannually	180,953
		10,349,900	2,318	(E)	(4,170)	9/19/20	3 month USD-LIBOR-BBA — Quarterly	2.875% — Semiannually	(1,852)
		2,308,281,700	517,055	(E)	840,851	9/19/20	2.875% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	323,796
		7,686,200	105,270	(E)	(57,237)	9/19/48	3 month USD-LIBOR-BBA — Quarterly	3.00% — Semiannually	48,033
		1,238,700	16,965	(E)	9,174	9/19/48	3.00% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(7,791)
		199,640,300	56,698	(E)	(166,165)	9/19/23	2.90% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(109,468)
		5,593,300	1,589	(E)	2,973	9/19/23	3 month USD-LIBOR-BBA — Quarterly	2.90% — Semiannually	1,385
		16,640,900	13,046	(E)	20,880	9/19/28	3 month USD-LIBOR-BBA — Quarterly	2.95% — Semiannually	33,927
		326,134,800	255,690	(E)	(415,674)	9/19/28	2.95% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(671,364)
		45,122,000	184,684		(598)	6/26/28	3 month USD-LIBOR-BBA — Semiannually	2.9715% — Quarterly	(189,247)
		112,267,800	427,067	(E)	(1,590)	8/7/28	3 month USD-LIBOR-BBA — Semiannually	2.976% — Quarterly	(428,656)
		116,271,200	454,969	(E)	(1,646)	7/27/28	3 month USD-LIBOR-BBA — Semiannually	2.975% — Quarterly	(456,616)
		20,190,800	87,850	(E)	(286)	7/27/28	3 month USD-LIBOR-BBA — Semiannually	2.98% — Quarterly	(88,136)
		149,990,000	155,840		(1,213)	6/27/23	3 month USD-LIBOR-BBA — Semiannually	2.9035% — Quarterly	(166,494)
		64,302,000	84,814		(853)	6/28/28	3 month USD-LIBOR-BBA — Semiannually	2.9398% — Quarterly	(88,904)
		70,592,000	124,948		(936)	7/2/28	3 month USD-LIBOR-BBA — Semiannually	2.91024% — Quarterly	124,012
		73,470,000	30,123		(974)	7/3/28	3 month USD-LIBOR-BBA — Semiannually	2.92594% — Quarterly	29,148
		1,562,000	828		(21)	7/3/28	3 month USD-LIBOR-BBA — Quarterly	2.9245% — Semiannually	(849)
		80,280,400	54,591		(1,065)	7/3/28	3 month USD-LIBOR-BBA — Semiannually	2.92287% — Quarterly	53,526
	AUD	72,202,000	25,594		(226)	11/3/22	2.427% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(49,228)
	AUD	72,202,000	96,821		(223)	11/15/22	2.4525% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(124,451)
	AUD	79,941,000	557,823	(E)	(694)	3/7/28	3.395% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(558,517)
	AUD	662,212,000	641,502	(E)	(995,242)	9/19/23	6 month AUD-BBR-BBSW — Semiannually	2.55% — Semiannually	(1,636,743)
	AUD	43,672,000	149,801	(E)	(37,283)	9/19/28	6 month AUD-BBR-BBSW — Semiannually	2.90% — Semiannually	(187,083)
	BRL	710,391	7,305		(2)	1/4/21	Brazil Cetip DI Interbank Deposit Rate — At maturity	0.00% — At maturity	9,661
	BRL	108,567,431	595,871		(298)	1/2/23	Brazil Cetip DI Interbank Deposit Rate — At maturity	0.00% — At maturity	(610,678)
	BRL	55,163,181	228,153		(220)	1/2/23	0.00% — At maturity	Brazil Cetip DI Interbank Deposit Rate — At maturity	234,069
	BRL	59,917,729	688,171		—	1/2/23	0.00% — At maturity	Brazil Cetip DI Interbank Deposit Rate — At maturity	700,420
	CAD	70,819,000	901,122		(224)	11/2/22	3 month CAD-BA-CDOR — Semiannually	2.02% — Semiannually	(876,283)
	CAD	70,819,000	837,180		(225)	11/14/22	3 month CAD-BA-CDOR — Semiannually	2.0525% — Semiannually	(815,651)
	CAD	391,441,000	227,483	(E)	147,995	9/19/23	3 month CAD-BA-CDOR — Semiannually	2.50% — Semiannually	375,479
	CAD	50,047,000	34,414	(E)	(126,499)	9/19/28	3 month CAD-BA-CDOR — Semiannually	2.60% — Semiannually	(160,913)
	CHF	166,148,000	196,801	(E)	(32,637)	9/19/23	0.05% plus 6 month CHF-LIBOR-BBA — Semiannually	—	164,163
	CHF	162,091,000	907,762	(E)	(560,596)	9/19/28	6 month CHF-LIBOR-BBA — Semiannually	0.50% — Annually	347,166
	EUR	46,104,000	104,612	(E)	(183)	2/18/20	—	0.124% plus 1 Day Euribor rate — Annually	(104,795)
	EUR	46,104,000	115,595	(E)	(183)	2/18/20	—	0.104% plus 1 Day Euribor rate — Annually	(115,778)
	EUR	156,268,000	845,293		(1,373)	5/4/22	0.21% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(987,169)
	EUR	45,013,000	584,273	(E)	(383)	10/27/27	1.61375% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(584,656)
	EUR	86,750,000	830,917		(854)	1/24/23	6 month EUR-EURIBOR-REUTERS — Semiannually	0.378% — Annually	1,130,839
	EUR	22,285,000	352,267		(362)	1/24/28	0.976% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(500,249)
	EUR	107,707,000	157,603		(494)	1/24/20	—	0.14% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	(236,985)
	EUR	108,343,000	187,887		(508)	1/30/20	—	0.1249% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	(273,535)
	EUR	87,173,000	1,128,155		(877)	1/30/23	6 month EUR-EURIBOR-REUTERS — Semiannually	0.4419% — Annually	1,446,428
	EUR	22,338,000	406,007		(369)	1/30/28	0.9987% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(551,253)
	EUR	186,017,400	2,899,601		(2,154)	3/21/23	0.503% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(3,384,475)
	EUR	40,895,000	838,521	(E)	(564)	2/27/28	1.815% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(839,085)
	EUR	7,280,000	124,166		41,213	6/20/23	0.551% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(84,459)
	EUR	660,000	21,014		1,576	6/20/28	1.151% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(20,013)
	EUR	189,494,000	208,899	(E)	(268,521)	9/19/23	6 month EUR-EURIBOR-REUTERS — Annually	0.30% — Semiannually	(59,623)
	EUR	484,571,000	1,510,339	(E)	737,951	9/19/28	6 month EUR-EURIBOR-REUTERS — Semiannually	0.95% — Annually	2,248,289
	EUR	38,287,200	5,276	(E)	(626)	8/1/28	6 month EUR-EURIBOR-REUTERS — Semiannually	0.895% — Annually	4,650
	GBP	20,294,000	361,812	(E)	(377)	1/19/32	1.912% — Semiannually	6 month GBP-LIBOR-BBA — Semiannually	(362,189)
	GBP	92,299,000	194,777		(283)	9/15/19	6 month GBP-LIBOR-BBA — Semiannually	0.766% — Semiannually	(174,838)
	GBP	18,460,000	181,769	(E)	(226)	9/22/32	1.863% — Semiannually	6 month GBP-LIBOR-BBA — Semiannually	(181,996)
	GBP	92,299,000	156,893		114,598	12/20/19	6 month GBP-LIBOR-BBA — Semiannually	0.85% — Semiannually	(38,703)
	GBP	1,220,000	11,910		119	6/20/23	1.451% — Semiannually	6 month GBP-LIBOR-BBA — Semiannually	(12,130)
	GBP	70,000	1,112		(20)	6/20/28	1.651% — Semiannually	6 month GBP-LIBOR-BBA — Semiannually	(1,157)
	GBP	210,515,000	105,574	(E)	132,726	9/19/23	6 month GBP-LIBOR-BBA — Semiannually	1.35% — Semiannually	238,300
	GBP	152,153,000	2,839,970	(E)	(2,362,063)	9/19/28	6 month GBP-LIBOR-BBA — Semiannually	1.70% — Semiannually	477,906
	HKD	4,340,797,000	836,556		(1,051)	4/23/19	1.955% — Quarterly	3 month HKD-HIBOR-HKAB — Quarterly	239,124
	HKD	1,086,849,000	202,115		(333)	4/24/19	1.965% — Quarterly	3 month HKD-HIBOR-HKAB — Quarterly	66,232
	HKD	4,347,401,000	802,919		(1,330)	4/24/19	1.96625% — Quarterly	3 month HKD-HIBOR-HKAB — Quarterly	258,115
	HKD	5,431,501,000	1,003,834		(1,662)	4/25/19	1.972% — Quarterly	3 month HKD-HIBOR-HKAB — Quarterly	427,047
	HKD	2,173,700,000	444,127		(665)	4/27/19	1.96% — Quarterly	3 month HKD-HIBOR-HKAB — Quarterly	253,742
	INR	10,000,000	2,910		(1)	12/20/22	6.66% — Semiannually	INR-FBIL-MIBOR-OIS-Compound — Semiannually	2,894
	INR	1,011,170,000	263,939		—	12/22/22	6.715% — Semiannually	INR-FBIL-MIBOR-OIS-Compound — Semiannually	262,481
	JPY	5,657,000,000	14,971		(199)	12/19/22	6 month JPY-LIBOR-BBA — Semiannually	0.09% — Semiannually	(13,922)
	JPY	2,837,000,000	56,117		(181)	12/19/27	0.29% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	(58,617)
	JPY	5,657,000,000	86,606		(411)	1/15/23	6 month JPY-LIBOR-BBA — Semiannually	0.135% — Semiannually	112,172
	JPY	2,837,000,000	232,823		(338)	1/15/28	0.365% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	(273,725)
	JPY	5,657,000,000	114,862		(426)	2/16/23	6 month JPY-LIBOR-BBA — Semiannually	0.148% — Semiannually	143,658
	JPY	2,837,000,000	229,364		(350)	2/16/28	0.366% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	(265,520)
	MXN	603,433,000	3,159,415		—	1/1/26	1 month MXN-TIIE-BANXICO — 28 Days	6.16% — 28 Days	(3,164,320)
	MXN	470,245,000	1,395,374		—	10/6/21	1 month MXN-TIIE-BANXICO — 28 Days	5.93% — 28 Days	(1,409,458)
	MXN	112,370,000	52,082		(74)	12/24/26	8.12% — 28 Days	1 month MXN-TIIE-BANXICO — 28 Days	(52,499)
	MXN	134,710,000	96,304		(87)	1/7/27	8.20% — 28 Days	1 month MXN-TIIE-BANXICO — 28 Days	(97,875)
	MXN	4,140,000	1,113		(2)	6/16/23	1 month MXN-TIIE-BANXICO — 28 Days	8.005% — 28 Days	(1,120)
	MXN	406,970,000	122,274		(170)	6/16/23	1 month MXN-TIIE-BANXICO — 28 Days	8.02% — 28 Days	(123,055)
	MXN	488,075,000	108,624		(208)	6/26/23	1 month MXN-TIIE-BANXICO — 28 Days	7.77% — 28 Days	(108,832)
	NOK	984,680,000	196,589	(E)	79,438	9/19/28	6 month NOK-NIBOR-NIBR — Semiannually	2.20% — Annually	276,026
	NOK	1,267,508,000	453,974	(E)	(383,949)	9/19/23	6 month NOK-NIBOR-NIBR — Annually	1.80% — Semiannually	70,026
	NZD	197,436,000	707,664	(E)	7,907	9/19/23	3 month NZD-BBR-FRA — Semiannually	2.70% — Quarterly	(699,757)
	NZD	155,824,000	828,802	(E)	217,887	9/19/28	3 month NZD-BBR-FRA — Quarterly	3.15% — Semiannually	1,046,689
	SEK	1,086,184,000	40,262		(290)	11/10/19	—	0.245% plus 3 month SEK-STIBOR-SIDE — Quarterly	99,281
	SEK	222,537,000	160,653		(190)	11/10/27	3 month SEK-STIBOR-SIDE — Quarterly	1.125% — Annually	365,265
	SEK	1,086,184,000	38,564		(290)	11/10/19	—	0.246% plus 3 month SEK-STIBOR-SIDE — Quarterly	101,810
	SEK	222,537,000	171,908		(190)	11/10/27	3 month SEK-STIBOR-SIDE — Quarterly	1.13% — Annually	377,372
	SEK	1,086,184,000	77,249		(291)	11/13/19	—	0.2225% plus 3 month SEK-STIBOR-SIDE — Quarterly	45,319
	SEK	222,537,000	236,233		(191)	11/13/27	3 month SEK-STIBOR-SIDE — Quarterly	1.16% — Annually	443,359
	SEK	222,537,000	230,593		(191)	11/13/27	3 month SEK-STIBOR-SIDE — Quarterly	1.1575% — Annually	437,298
	SEK	1,086,184,000	64,758		(291)	11/13/19	—	0.23% plus 3 month SEK-STIBOR-SIDE — Quarterly	63,964
	SEK	222,738,000	588,306		(366)	1/24/28	3 month SEK-STIBOR-SIDE — Quarterly	1.3325% — Annually	758,910
	SEK	858,480,000	1,204,321		(860)	1/24/23	0.6075% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(1,541,971)
	SEK	1,061,164,000	265,032		(495)	1/24/20	0.0925% plus 3 month SEK-STIBOR-SIDE — Quarterly	—	296,320
	SEK	1,045,194,000	273,179		(499)	1/30/20	0.085% plus 3 month SEK-STIBOR-SIDE — Quarterly	—	303,629
	SEK	846,279,000	1,445,716		(867)	1/30/23	0.66875% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(1,788,571)
	SEK	220,403,000	682,341		(370)	1/30/28	3 month SEK-STIBOR-SIDE — Quarterly	1.3775% — Annually	848,649
	SEK	316,897,000	583,146		(325)	2/5/23	0.6975% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(709,599)
	SEK	421,713,000	34,182	(E)	25,424	9/19/23	3 month SEK-STIBOR-SIDE — Annually	0.50% — Quarterly	(8,758)
	SEK	1,151,031,000	238,257	(E)	(1,838)	9/19/28	3 month SEK-STIBOR-SIDE — Quarterly	1.20% — Annually	236,419
	ZAR	480,260,000	77,164		(76)	10/31/20	3 month ZAR-JIBAR-SAFEX — Quarterly	7.48% — Quarterly	113,859
	ZAR	184,645,000	104,938		(94)	10/31/27	8.365% — Quarterly	3 month ZAR-JIBAR-SAFEX — Quarterly	(140,744)
	ZAR	401,215,000	243,610		(212)	1/25/21	3 month ZAR-JIBAR-SAFEX — Quarterly	7.06% — Quarterly	(234,636)
	ZAR	153,600,000	256,050		(171)	1/25/28	7.92% — Quarterly	3 month ZAR-JIBAR-SAFEX — Quarterly	233,461

	Total				$(7,563,949)				$(4,589,860)

(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/18 (Unaudited)

Swap counterparty/notional amount		Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)

Bank of America N.A.
	$1,407,792	$1,372,755	$—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	$(22,902)

Barclays Bank PLC
	282,020	276,766	—	1/12/41	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(3,074)
	218,516	203,041	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(13,458)
	873,524	875,477	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	2,990
	838,299	818,790	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(12,883)
	1,203,583	1,208,184	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	5,789
	1,202,092	1,206,688	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	5,781
	599,893	601,146	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	1,966
	473,044	456,664	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(11,167)
	2,383,592	2,392,705	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	11,464
	79,285	77,321	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(1,069)
	1,149,327	1,147,153	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	(591)
	7,857,699	7,887,741	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	37,792
	6,343,963	6,357,215	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	20,789
	8,098	7,817	—	1/12/39	(6.00%)1 month USD-LIBOR — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(191)
	228,177	218,482	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	(7,497)
	2,951,029	2,940,741	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	5,135
	949,062	908,741	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	(31,183)
	571,356	547,082	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	(18,773)
	724,656	693,868	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	(23,809)
	1,085,876	1,058,989	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(14,643)
	155,805	151,947	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(2,101)
	1,835,623	1,705,627	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	113,051
	3,322,954	3,253,258	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	42,908
	7,928,279	7,761,989	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	102,376
	435,363	431,628	—	1/12/39	(5.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 5.50% 30 year Fannie Mae pools — Monthly	3,049
	13,016,323	13,031,534	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	33,265
	78,805,062	79,954,495	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	1,258,744
	49,838,224	49,695,984	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	47,349

Citibank, N.A.
	1,242,968	1,261,097	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	19,849
	416,701	422,778	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	6,654

Credit Suisse International
	4,390,173	4,454,207	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	70,108
	21,119,555	21,141,525	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools — Monthly	46,869
	914,619	927,960	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	14,606
	4,402,176	4,389,612	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	4,182
	13,546	12,694	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(726)
	288,882	279,837	—	1/12/42	4.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	(6,607)
	553,657	545,772	—	1/12/43	3.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	(4,044)
	1,685,252	1,613,653	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	(55,371)
	1,878,233	1,745,220	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	115,675
	2,303,772	2,140,623	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	141,883
	2,778,656	2,660,603	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	(91,296)
	605,470	595,529	—	1/12/44	3.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	(5,798)
	3,697,660	3,620,105	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(47,747)
	604,552	591,872	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(7,806)
	463,373	453,654	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(5,983)
	527,395	501,180	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(22,124)
	5,524,381	5,360,059	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(124,035)
	974,539	945,551	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(21,881)
	9,354,397	8,889,430	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(392,408)
	5,896,271	5,603,193	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(247,343)
	1,649,021	1,574,895	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(62,425)
	3,989,487	3,905,810	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	51,515

Deutsche Bank AG
	677,388	679,978	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	3,258
	4,402,176	4,389,612	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	4,182

Goldman Sachs International
	993,892	959,476	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(23,463)
	239,123	234,108	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(3,088)
	204,087	199,008	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	(3,320)
	369,356	360,211	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(4,981)
	2,095,101	2,046,346	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(32,197)
	2,095,101	2,046,346	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(32,197)
	2,213,818	2,207,499	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	2,103
	831,681	829,307	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	790
	1,532,489	1,494,348	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	(24,931)
	348,197	336,140	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(8,220)
	550,272	548,701	—	1/12/39	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	523
	1,203,468	1,176,914	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(16,280)
	110,848	107,010	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(2,617)
	693,843	669,818	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(16,380)
	676,015	673,658	—	1/12/39	6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	1,176
	953,805	951,083	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(906)
	1,388,252	1,389,874	—	1/12/40	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(3,548)
	570,017	565,127	—	1/12/39	5.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.50% 30 year Fannie Mae pools — Monthly	(3,992)
	1,140,440	1,142,823	—	1/12/40	(4.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	(3,737)
	541,041	529,693	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(6,986)
	1,648,248	1,643,544	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	1,566
	3,032,696	3,024,040	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	2,881
	37,326	35,741	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	(1,226)
	1,977,971	1,972,326	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	1,879
	246,943	240,829	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(3,330)
	151,031	150,600	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	143
	402,909	401,759	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	383
	137,605	137,212	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	131
	1,415	1,380	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(19)
	479,348	467,479	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(6,464)
	2,282,346	2,229,233	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(35,075)
	1,137,229	1,133,983	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	1,080
	451,109	435,489	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(10,649)
	2,973,911	2,904,704	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(45,702)
	23,243	22,755	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(300)
	1,403,846	1,374,401	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(18,127)
	4,722,591	4,623,538	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(60,982)
	4,464,983	4,148,782	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	274,986
	5,878,445	5,586,253	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(246,595)
	6,498,920	6,305,609	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	145,916
	4,000,393	3,801,551	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(167,813)
	2,254,166	2,217,155	—	1/12/44	(3.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	21,586

JPMorgan Chase Bank N.A.
	3,145,955	3,079,971	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(40,623)
	399,336	390,960	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(5,157)
	4,464,983	4,148,782	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	274,986

JPMorgan Securities LLC
	1,694,713	1,600,991	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(80,655)
	10,284,759	10,045,419	—	1/12/42	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	158,054
	4,543,899	4,350,848	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	149,295
	598,167	583,279	—	1/12/41	(4.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	9,731

Upfront premium received			—			Unrealized appreciation	3,218,438

Upfront premium (paid)			—		Unrealized (depreciation)		(2,168,495)

		Total	$—			Total	$1,049,943

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/18 (Unaudited)

Notional amount		Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)

EUR	103,678,000	$2,025,345	$—	7/15/27	(1.40%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	$2,025,345
EUR	103,678,000	2,521,511	—	7/15/37	1.71% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(2,521,511)
EUR	38,876,000	769,565	(505)	8/15/27	(1.42%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	769,060
EUR	38,876,000	1,069,428	(938)	8/15/37	1.71% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(1,070,366)
EUR	64,796,000	1,221,748	(834)	8/15/27	(1.4275%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	1,220,914
EUR	64,796,000	1,721,010	(1,562)	8/15/37	1.7138% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(1,722,573)
EUR	51,832,000	896,259	(667)	9/15/27	(1.4475%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	895,592
EUR	51,832,000	1,166,886	(1,251)	9/15/37	1.735% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(1,168,137)
GBP	31,146,000	85,868	(438)	2/15/23	(3.19%) — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(86,306)
GBP	31,146,000	296,325	(728)	2/15/28	3.34% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	295,597
GBP	40,490,000	271,779	(675)	3/15/23	(3.325%) — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(272,454)
GBP	40,490,000	528,702	(937)	3/15/28	3.4025% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	527,766
GBP	14,535,000	66,295	(204)	3/15/23	(3.295%) — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(66,499)
GBP	14,535,000	155,206	(339)	3/15/28	3.3875% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	154,868
GBP	29,068,000	28,542	(411)	3/15/23	(3.245%) — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(28,953)
GBP	29,068,000	38,938	(413)	3/15/23	(3.25%) — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(39,351)
GBP	58,136,000	183,756	(1,369)	3/15/28	3.34% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	182,387
	$41,902,000	860,751	—	7/3/22	(1.9225%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	860,751
	41,902,000	1,155,196	—	7/3/27	2.085% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(1,155,196)
	48,213,000	1,072,980	—	7/5/22	(1.89%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	1,072,980
	48,213,000	1,496,821	—	7/5/27	2.05% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(1,496,821)
	46,655,000	643,839	(285)	12/21/22	(2.068%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	643,554
	46,655,000	817,209	(504)	12/21/27	2.1939% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(817,713)
	46,655,000	664,834	(285)	12/6/22	(2.05%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	664,549
	46,655,000	814,736	(504)	12/6/27	2.19% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(815,240)

Total			$(12,849)				$(1,947,757)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/18 (Unaudited)

	Swap counterparty/referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)

	Bank of America N.A.
	CMBX NA BBB-.6 Index	BBB-/P	$39,713	$581,000	$60,250	5/11/63	300 bp — Monthly	$(20,246)
	CMBX NA BBB-.6 Index	BBB-/P	79,608	1,321,000	136,988	5/11/63	300 bp — Monthly	(56,720)
	CMBX NA BBB-.6 Index	BBB-/P	163,473	2,648,000	274,598	5/11/63	300 bp — Monthly	(109,801)
	CMBX NA BBB-.6 Index	BBB-/P	155,838	2,734,000	283,516	5/11/63	300 bp — Monthly	(126,311)

	Citigroup Global Markets, Inc.
	CMBX NA BB.6 Index	BB/P	868,262	4,582,000	880,202	5/11/63	500 bp — Monthly	(8,121)
	CMBX NA BB.6 Index	BB/P	1,708,890	6,943,000	1,333,750	5/11/63	500 bp — Monthly	380,925
	CMBX NA BBB-.6 Index	BBB-/P	25,803	187,000	19,392	5/11/63	300 bp — Monthly	6,505
	CMBX NA BBB-.6 Index	BBB-/P	68,108	607,000	62,946	5/11/63	300 bp — Monthly	5,466
	CMBX NA BBB-.6 Index	BBB-/P	96,418	709,000	73,523	5/11/63	300 bp — Monthly	23,249
	CMBX NA BBB-.6 Index	BBB-/P	79,115	738,000	76,531	5/11/63	300 bp — Monthly	2,953
	CMBX NA BBB-.6 Index	BBB-/P	78,362	738,000	76,531	5/11/63	300 bp — Monthly	2,201
	CMBX NA BBB-.6 Index	BBB-/P	318,938	1,950,000	202,215	5/11/63	300 bp — Monthly	117,698
	CMBX NA BBB-.6 Index	BBB-/P	270,405	1,990,000	206,363	5/11/63	300 bp — Monthly	65,037
	CMBX NA BBB-.6 Index	BBB-/P	304,311	2,000,000	207,400	5/11/63	300 bp — Monthly	97,911
	CMBX NA BBB-.6 Index	BBB-/P	527,665	3,539,000	366,994	5/11/63	300 bp — Monthly	162,440
	CMBX NA BBB-.6 Index	BBB-/P	572,271	3,867,000	401,008	5/11/63	300 bp — Monthly	173,197
	CMBX NA BBB-.6 Index	BBB-/P	568,937	3,867,000	401,008	5/11/63	300 bp — Monthly	169,863
	CMBX NA BBB-.6 Index	BBB-/P	386,219	3,907,000	405,156	5/11/63	300 bp — Monthly	(16,984)
	CMBX NA BBB-.6 Index	BBB-/P	744,924	7,214,000	748,092	5/11/63	300 bp — Monthly	439
	CMBX NA BBB-.6 Index	BBB-/P	929,933	8,717,000	903,953	5/11/63	300 bp — Monthly	30,338
	CMBX NA BBB-.6 Index	BBB-/P	1,919,140	14,182,000	1,470,673	5/11/63	300 bp — Monthly	455,558

	Credit Suisse International
	CMBX NA BBB-.6 Index	BBB-/P	354,247	2,535,000	262,880	5/11/63	300 bp — Monthly	92,635
	CMBX NA BBB-.6 Index	BBB-/P	502,529	3,445,000	357,247	5/11/63	300 bp — Monthly	147,006
	CMBX NA BBB-.6 Index	BBB-/P	964,069	6,609,000	685,353	5/11/63	300 bp — Monthly	282,020
	CMBX NA BBB-.6 Index	BBB-/P	1,165,637	7,518,000	779,617	5/11/63	300 bp — Monthly	389,779
	CMBX NA BBB-.6 Index	BBB-/P	77,513	722,000	74,871	5/11/63	300 bp — Monthly	3,003
	CMBX NA BBB-.6 Index	BBB-/P	105,954	1,059,000	109,818	5/11/63	300 bp — Monthly	(3,334)
	CMBX NA BBB-.6 Index	BBB-/P	153,613	1,428,000	148,084	5/11/63	300 bp — Monthly	6,244
	CMBX NA BBB-.6 Index	BBB-/P	502,338	2,968,000	307,782	5/11/63	300 bp — Monthly	196,040
	CMBX NA BBB-.6 Index	BBB-/P	467,929	3,695,000	383,172	5/11/63	300 bp — Monthly	86,605
	CMBX NA BBB-.6 Index	BBB-/P	465,552	4,062,000	421,229	5/11/63	300 bp — Monthly	46,353
	CMBX NA BBB-.6 Index	BBB-/P	591,759	5,097,000	528,559	5/11/63	300 bp — Monthly	65,749
	CMBX NA BBB-.6 Index	BBB-/P	939,219	6,225,000	645,533	5/11/63	300 bp — Monthly	296,799
	CMBX NA BBB-.6 Index	BBB-/P	819,682	7,145,000	740,937	5/11/63	300 bp — Monthly	82,318
	CMBX NA BBB-.6 Index	BBB-/P	2,347,813	15,561,000	1,613,676	5/11/63	300 bp — Monthly	741,918
	CMBX NA BBB-.6 Index	BBB-/P	2,481,100	22,811,000	2,365,501	5/11/63	300 bp — Monthly	127,004
	CMBX NA BBB-.6 Index	BBB-/P	6,126,132	57,296,000	5,941,595	5/11/63	300 bp — Monthly	213,185
	CMBX NA BBB-.7 Index	BBB-/P	6,067,819	82,092,000	5,812,114	1/17/47	300 bp — Monthly	296,752

	Deutsche Bank AG
	CMBX NA BBB-.6 Index	BBB-/P	54,693	513,000	53,198	5/11/63	300 bp — Monthly	1,751

	Goldman Sachs International
	CMBX NA BBB-.6 Index	BBB-/P	350,890	2,265,000	234,881	5/11/63	300 bp — Monthly	117,142
	CMBX NA BBB-.6 Index	BBB-/P	34,322	297,000	30,799	5/11/63	300 bp — Monthly	3,672
	CMBX NA BBB-.6 Index	BBB-/P	52,090	375,000	38,888	5/11/63	300 bp — Monthly	13,390
	CMBX NA BBB-.6 Index	BBB-/P	101,718	1,174,000	121,744	5/11/63	300 bp — Monthly	(19,439)
	CMBX NA BBB-.6 Index	BBB-/P	105,653	1,252,000	129,832	5/11/63	300 bp — Monthly	(23,553)
	CMBX NA BBB-.6 Index	BBB-/P	108,457	1,256,000	130,247	5/11/63	300 bp — Monthly	(21,162)
	CMBX NA BBB-.6 Index	BBB-/P	157,809	1,410,000	146,217	5/11/63	300 bp — Monthly	12,297
	CMBX NA BBB-.6 Index	BBB-/P	220,504	1,473,000	152,750	5/11/63	300 bp — Monthly	68,490
	CMBX NA BBB-.6 Index	BBB-/P	156,201	1,851,000	191,949	5/11/63	300 bp — Monthly	(34,822)
	CMBX NA BBB-.6 Index	BBB-/P	153,735	1,855,000	192,364	5/11/63	300 bp — Monthly	(37,701)
	CMBX NA BBB-.6 Index	BBB-/P	211,483	1,898,000	196,823	5/11/63	300 bp — Monthly	15,609
	CMBX NA BBB-.6 Index	BBB-/P	222,137	2,053,000	212,896	5/11/63	300 bp — Monthly	10,268
	CMBX NA BBB-.6 Index	BBB-/P	222,998	2,053,000	212,896	5/11/63	300 bp — Monthly	11,129
	CMBX NA BBB-.6 Index	BBB-/P	251,962	2,258,000	234,155	5/11/63	300 bp — Monthly	18,936
	CMBX NA BBB-.6 Index	BBB-/P	251,962	2,258,000	234,155	5/11/63	300 bp — Monthly	18,936
	CMBX NA BBB-.6 Index	BBB-/P	111,130	2,297,000	238,199	5/11/63	300 bp — Monthly	(125,920)
	CMBX NA BBB-.6 Index	BBB-/P	267,527	2,431,000	252,095	5/11/63	300 bp — Monthly	16,647
	CMBX NA BBB-.6 Index	BBB-/P	193,626	2,447,000	253,754	5/11/63	300 bp — Monthly	(58,904)
	CMBX NA BBB-.6 Index	BBB-/P	292,059	2,489,000	258,109	5/11/63	300 bp — Monthly	35,194
	CMBX NA BBB-.6 Index	BBB-/P	153,612	3,151,000	326,759	5/11/63	300 bp — Monthly	(171,571)
	CMBX NA BBB-.6 Index	BBB-/P	156,347	3,152,000	326,862	5/11/63	300 bp — Monthly	(168,939)
	CMBX NA BBB-.6 Index	BBB-/P	164,933	3,162,000	327,899	5/11/63	300 bp — Monthly	(161,386)
	CMBX NA BBB-.6 Index	BBB-/P	484,654	3,296,000	341,795	5/11/63	300 bp — Monthly	144,507
	CMBX NA BBB-.6 Index	BBB-/P	376,979	3,482,000	361,083	5/11/63	300 bp — Monthly	17,637
	CMBX NA BBB-.6 Index	BBB-/P	179,679	3,660,000	379,542	5/11/63	300 bp — Monthly	(198,033)
	CMBX NA BBB-.6 Index	BBB-/P	597,823	3,894,000	403,808	5/11/63	300 bp — Monthly	195,962
	CMBX NA BBB-.6 Index	BBB-/P	718,374	4,321,000	448,088	5/11/63	300 bp — Monthly	272,447
	CMBX NA BBB-.6 Index	BBB-/P	531,088	4,362,000	452,339	5/11/63	300 bp — Monthly	80,929
	CMBX NA BBB-.6 Index	BBB-/P	612,545	4,412,000	457,524	5/11/63	300 bp — Monthly	157,227
	CMBX NA BBB-.6 Index	BBB-/P	333,479	4,895,000	507,612	5/11/63	300 bp — Monthly	(171,685)
	CMBX NA BBB-.6 Index	BBB-/P	530,599	5,080,000	526,796	5/11/63	300 bp — Monthly	6,343
	CMBX NA BBB-.6 Index	BBB-/P	612,683	6,103,000	632,881	5/11/63	300 bp — Monthly	(17,146)
	CMBX NA BBB-.6 Index	BBB-/P	947,810	6,289,000	652,169	5/11/63	300 bp — Monthly	298,785
	CMBX NA BBB-.6 Index	BBB-/P	944,996	6,338,000	657,251	5/11/63	300 bp — Monthly	290,914
	CMBX NA BBB-.6 Index	BBB-/P	771,573	6,999,000	725,796	5/11/63	300 bp — Monthly	49,276
	CMBX NA BBB-.7 Index	BBB-/P	836,395	7,229,000	511,813	1/17/47	300 bp — Monthly	328,197
	CMBX NA BBB-.7 Index	BBB-/P	942,341	12,749,000	902,629	1/17/47	300 bp — Monthly	46,086

	JPMorgan Securities LLC
	CMBX NA BB.6 Index	BB/P	442,744	2,090,000	401,489	5/11/63	500 bp — Monthly	42,998
	CMBX NA BB.6 Index	BB/P	480,235	2,269,000	435,875	5/11/63	500 bp — Monthly	46,251
	CMBX NA BBB-.6 Index	BBB-/P	55,330	400,000	41,480	5/11/63	300 bp — Monthly	14,050
	CMBX NA BBB-.6 Index	BBB-/P	501,947	3,445,000	357,247	5/11/63	300 bp — Monthly	146,424
	CMBX NA BBB-.6 Index	BBB-/P	992,593	6,690,000	693,753	5/11/63	300 bp — Monthly	302,185
	CMBX NA BB.6 Index	BB/P	569,641	2,706,000	519,823	5/11/63	500 bp — Monthly	52,073
	CMBX NA BBB-.6 Index	BBB-/P	4,629	37,000	3,837	5/11/63	300 bp — Monthly	810
	CMBX NA BBB-.6 Index	BBB-/P	35,451	305,000	31,629	5/11/63	300 bp — Monthly	3,975
	CMBX NA BBB-.6 Index	BBB-/P	104,599	918,000	95,197	5/11/63	300 bp — Monthly	9,861
	CMBX NA BBB-.6 Index	BBB-/P	130,598	1,106,000	114,692	5/11/63	300 bp — Monthly	16,459
	CMBX NA BBB-.6 Index	BBB-/P	132,561	1,316,000	136,469	5/11/63	300 bp — Monthly	(3,250)
	CMBX NA BBB-.6 Index	BBB-/P	153,486	1,501,000	155,654	5/11/63	300 bp — Monthly	(1,417)
	CMBX NA BBB-.6 Index	BBB-/P	182,273	1,634,000	169,446	5/11/63	300 bp — Monthly	13,645
	CMBX NA BBB-.6 Index	BBB-/P	229,420	1,706,000	176,912	5/11/63	300 bp — Monthly	53,361
	CMBX NA BBB-.6 Index	BBB-/P	170,040	1,720,000	178,364	5/11/63	300 bp — Monthly	(7,465)
	CMBX NA BBB-.6 Index	BBB-/P	224,000	1,792,000	185,830	5/11/63	300 bp — Monthly	39,066
	CMBX NA BBB-.6 Index	BBB-/P	292,897	1,885,000	195,475	5/11/63	300 bp — Monthly	98,365
	CMBX NA BBB-.6 Index	BBB-/P	298,127	1,995,000	206,882	5/11/63	300 bp — Monthly	92,243
	CMBX NA BBB-.6 Index	BBB-/P	276,765	2,284,000	236,851	5/11/63	300 bp — Monthly	41,057
	CMBX NA BBB-.6 Index	BBB-/P	251,531	2,297,000	238,199	5/11/63	300 bp — Monthly	14,480
	CMBX NA BBB-.6 Index	BBB-/P	277,518	2,500,000	259,250	5/11/63	300 bp — Monthly	19,518
	CMBX NA BBB-.6 Index	BBB-/P	329,364	2,956,000	306,537	5/11/63	300 bp — Monthly	24,304
	CMBX NA BBB-.6 Index	BBB-/P	483,870	3,044,000	315,663	5/11/63	300 bp — Monthly	169,730
	CMBX NA BBB-.6 Index	BBB-/P	481,711	3,044,000	315,663	5/11/63	300 bp — Monthly	167,570
	CMBX NA BBB-.6 Index	BBB-/P	363,515	3,271,000	339,203	5/11/63	300 bp — Monthly	25,948
	CMBX NA BBB-.6 Index	BBB-/P	375,763	3,311,000	343,351	5/11/63	300 bp — Monthly	34,068
	CMBX NA BBB-.6 Index	BBB-/P	345,192	3,427,000	355,380	5/11/63	300 bp — Monthly	(8,474)
	CMBX NA BBB-.6 Index	BBB-/P	382,226	3,480,000	360,876	5/11/63	300 bp — Monthly	23,090
	CMBX NA BBB-.6 Index	BBB-/P	393,576	3,509,000	363,883	5/11/63	300 bp — Monthly	31,447
	CMBX NA BBB-.6 Index	BBB-/P	463,959	3,591,000	372,387	5/11/63	300 bp — Monthly	93,368
	CMBX NA BBB-.6 Index	BBB-/P	508,494	3,607,000	374,046	5/11/63	300 bp — Monthly	136,252
	CMBX NA BBB-.6 Index	BBB-/P	473,818	3,640,000	377,468	5/11/63	300 bp — Monthly	98,170
	CMBX NA BBB-.6 Index	BBB-/P	489,981	3,735,000	387,320	5/11/63	300 bp — Monthly	104,529
	CMBX NA BBB-.6 Index	BBB-/P	480,982	4,070,000	422,059	5/11/63	300 bp — Monthly	60,958
	CMBX NA BBB-.6 Index	BBB-/P	473,103	4,398,000	456,073	5/11/63	300 bp — Monthly	19,229
	CMBX NA BBB-.6 Index	BBB-/P	473,103	4,398,000	456,073	5/11/63	300 bp — Monthly	19,229
	CMBX NA BBB-.6 Index	BBB-/P	504,578	4,797,000	497,449	5/11/63	300 bp — Monthly	9,527
	CMBX NA BBB-.6 Index	BBB-/P	532,750	5,080,000	526,796	5/11/63	300 bp — Monthly	8,494
	CMBX NA BBB-.6 Index	BBB-/P	574,710	5,222,000	541,521	5/11/63	300 bp — Monthly	35,800
	CMBX NA BBB-.6 Index	BBB-/P	849,543	5,337,000	553,447	5/11/63	300 bp — Monthly	298,765
	CMBX NA BBB-.6 Index	BBB-/P	830,730	5,581,000	578,750	5/11/63	300 bp — Monthly	254,771
	CMBX NA BBB-.6 Index	BBB-/P	651,039	5,910,000	612,867	5/11/63	300 bp — Monthly	41,127
	CMBX NA BBB-.6 Index	BBB-/P	1,021,625	5,958,000	617,845	5/11/63	300 bp — Monthly	406,759
	CMBX NA BBB-.6 Index	BBB-/P	1,013,239	5,958,000	617,845	5/11/63	300 bp — Monthly	398,373
	CMBX NA BBB-.6 Index	BBB-/P	958,018	6,088,000	631,326	5/11/63	300 bp — Monthly	329,736
	CMBX NA BBB-.6 Index	BBB-/P	927,204	6,264,000	649,577	5/11/63	300 bp — Monthly	280,759
	CMBX NA BBB-.6 Index	BBB-/P	987,783	6,514,000	675,502	5/11/63	300 bp — Monthly	315,538
	CMBX NA BBB-.6 Index	BBB-/P	1,015,693	6,879,000	713,352	5/11/63	300 bp — Monthly	305,780
	CMBX NA BBB-.6 Index	BBB-/P	956,303	7,281,000	755,040	5/11/63	300 bp — Monthly	204,904
	CMBX NA BBB-.6 Index	BBB-/P	1,178,063	7,982,000	827,733	5/11/63	300 bp — Monthly	354,321
	CMBX NA BBB-.6 Index	BBB-/P	960,905	8,706,000	902,812	5/11/63	300 bp — Monthly	62,445
	CMBX NA BBB-.6 Index	BBB-/P	1,308,054	8,773,000	909,760	5/11/63	300 bp — Monthly	402,681
	CMBX NA BBB-.6 Index	BBB-/P	1,128,111	9,420,000	976,854	5/11/63	300 bp — Monthly	155,967
	CMBX NA BBB-.6 Index	BBB-/P	1,706,278	12,314,000	1,276,962	5/11/63	300 bp — Monthly	435,473

	Merrill Lynch International
	CMBX NA BBB-.6 Index	BBB-/P	589,026	4,025,000	417,393	5/11/63	300 bp — Monthly	173,646
	CMBX NA BB.6 Index	BB/P	89,730	397,000	76,264	5/11/63	500 bp — Monthly	13,797
	CMBX NA BBB-.6 Index	BBB-/P	80,141	765,000	79,331	5/11/63	300 bp — Monthly	1,192
	CMBX NA BBB-.6 Index	BBB-/P	542,133	4,873,000	505,330	5/11/63	300 bp — Monthly	39,240
	CMBX NA BBB-.6 Index	BBB-/P	1,959,851	13,365,000	1,385,951	5/11/63	300 bp — Monthly	580,583

	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.6 Index	BBB-/P	501,916	3,445,000	357,247	5/11/63	300 bp — Monthly	146,391
	CMBX NA BBB-.6 Index	BBB-/P	510,350	3,448,000	357,558	5/11/63	300 bp — Monthly	154,517
	CMBX NA BBB-.6 Index	BBB-/P	509,599	3,448,000	357,558	5/11/63	300 bp — Monthly	153,766
	CMBX NA BBB-.6 Index	BBB-/P	579,452	4,112,000	426,414	5/11/63	300 bp — Monthly	155,093
	CMBX NA BBB-.6 Index	BBB-/P	1,007,512	6,890,000	714,493	5/11/63	300 bp — Monthly	296,464
	CMBX NA BBB-.6 Index	BBB-/P	1,020,850	6,897,000	715,219	5/11/63	300 bp — Monthly	309,079
	CMBX NA BBB-.6 Index	BBB-/P	1,021,806	6,897,000	715,219	5/11/63	300 bp — Monthly	310,036
	CMBX NA BBB-.6 Index	BBB-/P	1,104,527	7,985,000	828,045	5/11/63	300 bp — Monthly	280,475
	CMBX NA BBB-.6 Index	BBB-/P	1,505,842	10,335,000	1,071,740	5/11/63	300 bp — Monthly	439,270
	CMBX NA BBB-.6 Index	BBB-/P	1,523,263	10,344,000	1,072,673	5/11/63	300 bp — Monthly	455,762
	CMBX NA BBB-.6 Index	BBB-/P	2,035,791	13,791,000	1,430,127	5/11/63	300 bp — Monthly	612,559
	CMBX NA A.6 Index	A/P	3,005	296,000	1,569	5/11/63	200 bp — Monthly	1,535
	CMBX NA BB.6 Index	BB/P	548,361	2,233,000	428,959	5/11/63	500 bp — Monthly	121,263
	CMBX NA BB.6 Index	BB/P	1,100,225	4,465,000	857,727	5/11/63	500 bp — Monthly	246,219
	CMBX NA BBB-.6 Index	BBB-/P	8,480	70,000	7,259	5/11/63	300 bp — Monthly	1,256
	CMBX NA BBB-.6 Index	BBB-/P	24,911	178,000	18,459	5/11/63	300 bp — Monthly	6,542
	CMBX NA BBB-.6 Index	BBB-/P	22,071	178,000	18,459	5/11/63	300 bp — Monthly	3,701
	CMBX NA BBB-.6 Index	BBB-/P	25,678	187,000	19,392	5/11/63	300 bp — Monthly	6,380
	CMBX NA BBB-.6 Index	BBB-/P	28,786	267,000	27,688	5/11/63	300 bp — Monthly	1,231
	CMBX NA BBB-.6 Index	BBB-/P	52,152	375,000	38,888	5/11/63	300 bp — Monthly	13,452
	CMBX NA BBB-.6 Index	BBB-/P	42,424	397,000	41,169	5/11/63	300 bp — Monthly	1,454
	CMBX NA BBB-.6 Index	BBB-/P	52,320	492,000	51,020	5/11/63	300 bp — Monthly	1,545
	CMBX NA BBB-.6 Index	BBB-/P	71,095	531,000	55,065	5/11/63	300 bp — Monthly	16,296
	CMBX NA BBB-.6 Index	BBB-/P	65,920	544,000	56,413	5/11/63	300 bp — Monthly	9,779
	CMBX NA BBB-.6 Index	BBB-/P	70,040	578,000	59,939	5/11/63	300 bp — Monthly	10,390
	CMBX NA BBB-.6 Index	BBB-/P	73,771	697,000	72,279	5/11/63	300 bp — Monthly	1,841
	CMBX NA BBB-.6 Index	BBB-/P	106,576	796,000	82,545	5/11/63	300 bp — Monthly	24,428
	CMBX NA BBB-.6 Index	BBB-/P	90,845	863,000	89,493	5/11/63	300 bp — Monthly	1,783
	CMBX NA BBB-.6 Index	BBB-/P	635,795	3,751,000	388,979	5/11/63	300 bp — Monthly	248,692
	CMBX NA BBB-.6 Index	BBB-/P	1,061,368	7,147,000	741,144	5/11/63	300 bp — Monthly	323,797
	CMBX NA BBB-.6 Index	BBB-/P	1,470,227	12,133,000	1,258,192	5/11/63	300 bp — Monthly	218,102
	CMBX NA BBB-.6 Index	BBB-/P	2,318,670	15,564,000	1,613,987	5/11/63	300 bp — Monthly	712,465
	CMBX NA BBB-.7 Index	BBB-/P	381,513	5,733,000	405,896	1/17/47	300 bp — Monthly	(21,517)

	Upfront premium received		99,721,794			Unrealized appreciation		19,408,915

	Upfront premium (paid)		—			Unrealized (depreciation)		(1,593,901)

	Total		$99,721,794				Total	$17,815,014

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2018. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/18 (Unaudited)

	Swap counterparty/referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)

	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	$(2,774)	$296,000	$1,569	5/11/63	(200 bp) — Monthly	$(1,304)
	CMBX NA BB.7 Index	(275,320)	1,753,000	255,062	1/17/47	(500 bp) — Monthly	(21,719)
	CMBX NA BB.7 Index	(286,246)	1,753,000	255,062	1/17/47	(500 bp) — Monthly	(32,645)
	CMBX NA BB.7 Index	(331,187)	1,641,000	238,766	1/17/47	(500 bp) — Monthly	(93,789)
	CMBX NA BB.9 Index	(675,694)	4,233,000	708,604	9/17/58	(500 bp) — Monthly	29,383
	CMBX NA BB.9 Index	(545,625)	3,542,000	592,931	9/17/58	(500 bp) — Monthly	44,354
	CMBX NA BB.9 Index	(548,086)	3,542,000	592,931	9/17/58	(500 bp) — Monthly	41,893
	CMBX NA BB.9 Index	(275,532)	1,760,000	294,624	9/17/58	(500 bp) — Monthly	17,625

	Credit Suisse International
	CMBX NA BB.7 Index	(247,139)	14,002,000	2,689,784	5/11/63	(500 bp) — Monthly	2,430,973
	CMBX NA BB.7 Index	(1,113,247)	6,768,000	984,744	1/17/47	(500 bp) — Monthly	(134,143)
	CMBX NA BB.7 Index	(798,366)	4,328,000	629,724	1/17/47	(500 bp) — Monthly	(172,249)
	CMBX NA BB.9 Index	(870,756)	5,455,000	913,167	9/17/58	(500 bp) — Monthly	37,865
	CMBX NA BBB-.7 Index	(83,041)	1,059,000	74,977	1/17/47	(300 bp) — Monthly	(8,593)

	Goldman Sachs International
	CMBX NA BB.6 Index	(1,062,480)	10,386,000	1,995,151	5/11/63	(500 bp) — Monthly	924,016
	CMBX NA BB.7 Index	(638,451)	4,219,000	613,865	1/17/47	(500 bp) — Monthly	(28,102)
	CMBX NA BB.7 Index	(570,176)	3,480,000	506,340	1/17/47	(500 bp) — Monthly	(66,736)
	CMBX NA BB.7 Index	(349,448)	1,721,000	250,406	1/17/47	(500 bp) — Monthly	(100,477)
	CMBX NA BB.7 Index	(224,362)	1,229,000	178,820	1/17/47	(500 bp) — Monthly	(46,567)

	JPMorgan Securities LLC
	CMBX NA BB.7 Index	(362,373)	2,269,000	330,140	1/17/47	(500 bp) — Monthly	(34,124)
	CMBX NA BB.7 Index	(334,111)	2,090,000	304,095	1/17/47	(500 bp) — Monthly	(31,757)
	CMBX NA BB.7 Index	(272,180)	1,404,000	204,282	1/17/47	(500 bp) — Monthly	(69,068)
	CMBX NA BB.6 Index	(137,166)	572,000	109,881	5/11/63	(500 bp) — Monthly	(27,761)
	CMBX NA BB.6 Index	(135,007)	563,000	108,152	5/11/63	(500 bp) — Monthly	(27,324)
	CMBX NA BB.6 Index	(128,533)	536,000	102,966	5/11/63	(500 bp) — Monthly	(26,014)
	CMBX NA BB.7 Index	(1,084,804)	6,944,000	1,010,352	1/17/47	(500 bp) — Monthly	(80,239)
	CMBX NA BB.7 Index	(819,751)	4,986,000	725,463	1/17/47	(500 bp) — Monthly	(98,443)
	CMBX NA BB.7 Index	(744,943)	4,662,000	678,321	1/17/47	(500 bp) — Monthly	(70,507)
	CMBX NA BB.7 Index	(679,692)	3,400,000	494,700	1/17/47	(500 bp) — Monthly	(187,825)
	CMBX NA BB.7 Index	(545,082)	2,918,000	424,569	1/17/47	(500 bp) — Monthly	(122,945)
	CMBX NA BB.7 Index	(410,342)	2,109,000	306,860	1/17/47	(500 bp) — Monthly	(105,241)
	CMBX NA BB.7 Index	(344,128)	1,912,000	278,196	1/17/47	(500 bp) — Monthly	(67,526)
	CMBX NA BB.7 Index	(293,504)	1,875,000	272,813	1/17/47	(500 bp) — Monthly	(22,254)
	CMBX NA BB.7 Index	(369,787)	1,862,000	270,921	1/17/47	(500 bp) — Monthly	(100,417)
	CMBX NA BB.7 Index	(275,320)	1,753,000	255,062	1/17/47	(500 bp) — Monthly	(21,719)
	CMBX NA BB.7 Index	(226,788)	1,229,000	178,820	1/17/47	(500 bp) — Monthly	(48,993)
	CMBX NA BB.7 Index	(229,508)	1,167,000	169,799	1/17/47	(500 bp) — Monthly	(60,682)
	CMBX NA BB.7 Index	(175,583)	1,156,000	168,198	1/17/47	(500 bp) — Monthly	(8,348)
	CMBX NA BBB-.7 Index	(323,589)	4,398,000	311,378	1/17/47	(300 bp) — Monthly	(14,409)
	CMBX NA BBB-.7 Index	(402,511)	3,607,000	255,376	1/17/47	(300 bp) — Monthly	(148,939)
	CMBX NA BBB-.7 Index	(206,776)	2,614,000	185,071	1/17/47	(300 bp) — Monthly	(23,012)
	CMBX NA BBB-.7 Index	(209,274)	2,316,000	163,973	1/17/47	(300 bp) — Monthly	(46,458)
	CMBX NA BBB-.7 Index	(218,095)	1,885,000	133,458	1/17/47	(300 bp) — Monthly	(85,579)
	CMBX NA BBB-.7 Index	(134,718)	1,831,000	129,635	1/17/47	(300 bp) — Monthly	(5,999)
	CMBX NA BBB-.7 Index	(62,189)	1,156,000	81,845	1/17/47	(300 bp) — Monthly	19,078
	CMBX NA BBB-.7 Index	(67,969)	817,000	57,844	1/17/47	(300 bp) — Monthly	(10,533)

	Merrill Lynch International
	CMBX NA BB.7 Index	(2,093,392)	12,067,000	1,755,749	1/17/47	(500 bp) — Monthly	(347,699)
	CMBX NA BB.9 Index	(940,864)	6,019,000	1,007,581	9/17/58	(500 bp) — Monthly	61,700
	CMBX NA BB.9 Index	(275,652)	1,773,000	296,800	9/17/58	(500 bp) — Monthly	19,670
	CMBX NA BB.9 Index	(273,189)	1,773,000	296,800	9/17/58	(500 bp) — Monthly	22,134
	CMBX NA BBB-.7 Index	(89,077)	1,087,000	76,960	1/17/47	(300 bp) — Monthly	(12,661)

	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(11,514)	113,000	8,000	1/17/47	(300 bp) — Monthly	(3,570)
	CMBX NA BB.7 Index	(884,864)	4,400,000	640,200	1/17/47	(500 bp) — Monthly	(248,330)
	CMBX NA BB.7 Index	(838,766)	4,156,000	604,698	1/17/47	(500 bp) — Monthly	(237,531)
	CMBX NA BB.7 Index	(757,432)	3,928,000	571,524	1/17/47	(500 bp) — Monthly	(189,181)
	CMBX NA BB.7 Index	(372,184)	1,989,000	289,400	1/17/47	(500 bp) — Monthly	(84,442)

	Upfront premium received	—			Unrealized appreciation		3,648,691

	Upfront premium (paid)	(24,628,587)			Unrealized (depreciation)		(3,375,854)

	Total	$(24,628,587)				Total	$272,837

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING -- PROTECTION PURCHASED at 6/30/18 (Unaudited)

	Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)

	NA HY Series 30 Index	$6,146,239	$98,499,000	$5,790,756	6/20/23	(500 bp) -- Quarterly	$204,998

	Total	$6,146,239					$204,998

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD / $	United States Dollar
ZAR	South African Rand
Key to holding's abbreviations
bp	Basis Points
DAC	Designated Activity Company
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2017 through June 30, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $4,617,137,930.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $566,658, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 9/30/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 6/30/18

	Short-term investments
	Putnam Short Term Investment Fund**	$234,029,562	$367,095,720	$319,396,553	$2,794,589	$281,728,729

	Total Short-term investments	$234,029,562	$367,095,720	$319,396,553	$2,794,589	$281,728,729
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $3,111,142.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $76,474,630.
(SEGTBA)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $246,045.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $134,990,459.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
	Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
	At the close of the reporting period, the fund maintained liquid assets totaling $908,855,864 to cover certain derivative contracts and delayed delivery securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	85.8%
	Argentina	2.3
	Canada	2.0
	Greece	1.8
	Brazil	1.4
	Mexico	1.0
	Indonesia	0.8
	United Kingdom	0.8
	Japan	0.6
	Germany	0.5
	Other	3.0
	Total	100.0%

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $168,836,521, is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
	Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
	TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
	Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $3,535,122 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $74,509,525 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $76,474,630 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Energy	$—	$—	$493,324
Total common stocks	—	—	493,324
Asset-backed securities	—	4,602,290	—
Convertible bonds and notes	—	77,563,572	—
Corporate bonds and notes	—	1,180,916,600	373
Foreign government and agency bonds and notes	—	314,908,689	—
Mortgage-backed securities	—	1,672,283,157	—
Purchased options outstanding	—	3,408,162	—
Purchased swap options outstanding	—	82,706,653	—
Senior loans	—	67,015,508	—
U.S. government and agency mortgage obligations	—	957,231,361	—
U.S. treasury obligations	—	4,435,097	—
Short-term investments	293,236,729	995,330,736	—

Totals by level	$293,236,729	$5,360,401,825	$493,697

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$1,289,673	$—
Futures contracts	(115,345)	—	—
Written options outstanding	—	(1,682,688)	—
Written swap options outstanding	—	(88,080,751)	—
Forward premium swap option contracts	—	3,423,926	—
TBA sale commitments	—	(427,202,407)	—
Interest rate swap contracts	—	2,931,552	—
Total return swap contracts	—	(884,965)	—
Credit default contracts	—	(62,946,597)	—

Totals by level	$(115,345)	$(573,152,257)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$24,901,424	$87,848,021
Foreign exchange contracts	33,666,855	32,321,220
Interest rate contracts	152,363,399	150,712,817

Total	$210,931,678	$270,882,058

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$1,518,900,000
Purchased currency option contracts (contract amount)		$265,800,000
Purchased swap option contracts (contract amount)		$18,689,300,000
Written TBA commitment option contracts (contract amount)		$2,647,000,000
Written swap option contracts (contract amount)		$15,414,600,000
Futures contracts (number of contracts)		1,000
Forward currency contracts (contract amount)		$4,474,300,000
OTC interest rate swap contracts (notional)		$13,500,000
Centrally cleared interest rate swap contracts (notional)		$14,222,600,000
OTC total return swap contracts (notional)		$374,600,000
Centrally cleared total return swap contracts (notional)		$1,260,700,000
OTC credit default contracts (notional)		$871,700,000
Centrally cleared credit default contracts (notional)		$98,500,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Diversified Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: August 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: August 28, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: August 28, 2018